                     As filed with the SEC on May 30, 1997

          Excelsior Funds, Inc. - Registration Nos. 2-92665; 811-4088

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

            Excelsior Funds, Inc.:  Post-Effective Amendment No. 25    [X]

                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      [X]
                                  ACT OF 1940

                    Excelsior Funds, Inc.:  Amendment No. 27           [X]

               (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (800) 446-1012


                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1997 was filed on May 29, 1997.

                           CROSS-REFERENCE SHEET
                           ---------------------

                             EXCELSIOR FUNDS, INC.
           (Money Fund, Government Money Fund, Treasury Money Fund)

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                            (Tax-Exempt Money Fund)


Form N-1A, Part A, Item                               Prospectus Caption
-----------------------                               ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Expense Summary

3.    Condensed Financial Information...........      Performance and Yield
                                                      Information

4.    General Description of Registrant.........      Investment Objective and
                                                      Policies; Portfolio
                                                      Instruments and Other
                                                      Investment Information;
                                                      Investment Limitations;
                                                      Description of Capital
                                                      Stock

5.    Management of the Fund....................      Management of the Funds;
                                                      Custodian and Transfer
                                                      Agent
5A.  Management's Discussion of Fund
       Performance..............................      Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Inapplicable

                                                            [LOGO] EXCELSIOR
Management Investment Companies                                FUNDS INC.
                                                         TAX-EXEMPT FUNDS, INC.


--------------------------------------------------------------------------------
Money Fund                        For initial purchase information, current
Government Money Fund             prices, yield and performance information
Treasury Money Fund               and existing account information,call (800)
Tax-Exempt Money Fund             446-1012.
                                  (From overseas, call (617) 557-8280.)
73 Tremont Street
Boston, Massachusetts 02108-3913

--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.) and the Tax-Exempt Money Fund, a diversified portfolio offered by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1996 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1997

                                EXPENSE SUMMARY

                                                 GOVERNMENT TREASURY TAX-EXEMPT
                                           MONEY   MONEY     MONEY     MONEY
                                           FUND     FUND      FUND      FUND
                                           ----- ---------- -------- ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases
 (as a percentage of offering price)...... None     None      None      None
Sales Load on Reinvested Dividends........ None     None      None      None
Deferred Sales Load....................... None     None      None      None
Redemption Fees/1/........................ None     None      None      None
Exchange Fees............................. None     None      None      None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/......  --%      --%       --%       --%
12b-1 Fees................................ None     None      None      None
Other Operating Expenses
 Administrative Servicing Fee/2/..........  --%      --%       --%       --%
 Other Expenses...........................  --%      --%       --%       --%
                                           ----     ----      ----      ----
Total Operating Expenses (after fee
 waivers)/2/..............................  --%      --%       --%       --%
                                           ====     ====      ====      ====

-------

1. The Funds' sub-transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .25%, .25%,
   .30% and .25% and "Total Operating Expenses" would be   %,   %,   % and   %
   for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Fund......................................  $       $       $       $
Government Money Fund...........................
Treasury Money Fund.............................
Tax-Exempt Money Fund...........................

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's and Excelsior Tax-Exempt Fund's Annual Re-ports to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for has been audited by Ernst & Young LLP, Excelsior Fund's and Excelsior Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund and Excelsior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                                   MONEY FUND

                                                           YEAR ENDED MARCH 31,
                     ---------------------------------------------------------------------------------------------------------
                      1997     1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........              0.05336    0.04494    0.02780    0.03234    0.05165    0.07589    0.08454    0.07698    0.06260
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....              0.00000    0.00002    0.00000    0.00000    0.00017    0.00001    0.00000    0.00000    0.00000
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....              0.05336    0.04496    0.02780    0.03234    0.05182    0.07590    0.08454    0.07698    0.06260
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........             (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05165)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
 Distributions
  From Net
  Realized Gain
  on Investments.              0.00000    0.00000    0.00000    0.00000   (0.00019)   0.00000    0.00000    0.00000    0.00000
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..             (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05184)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ======= =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....          %     5.47%      4.59%      2.82%      3.25%      5.19%      7.64%      8.71%      7.76%      6.28%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $       $  394.29  $  824.58  $  736.08  $  784.02  $  574.27  $  471.32  $  432.37  $  369.69  $  321.27
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........          %     0.50%      0.49%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......          %     0.53%      0.52%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Net
  Income to
  Average Net
  Assets.........          %     5.40%      4.49%      2.78%      3.21%      5.11%      7.56%      8.42%      7.71%      6.25%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             GOVERNMENT MONEY FUND

                                                           YEAR ENDED MARCH 31,
                     ---------------------------------------------------------------------------------------------------------
                      1997     1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........              0.05296    0.04397    0.02736    0.03205    0.05069    0.07379    0.08379    0.07498    0.06111
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....              0.00000    0.00000    0.00000    0.00000    0.00002    0.00008    0.00000    0.00000   (0.00002)
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....              0.05296    0.04397    0.02736    0.03205    0.05071    0.07387    0.08379    0.07498    0.06109
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........             (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05069)  (0.07379)  (0.08379)  (0.07498)  (0.06111)
 Distributions
  From Net
  Realized Gain
  on Investments.              0.00000    0.00000    0.00000    0.00000   (0.00005)  (0.00005)  (0.00001)   0.00000   (0.00023)
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..             (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05074)  (0.07384)  (0.08380)  (0.07498)  (0.06134)
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ======= =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....          %     5.43%      4.49%      2.77%      3.20%      5.09%      7.31%      8.30%      7.49%      6.44%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $       $  461.47  $  725.77  $1,034.91  $  710.49  $  740.69  $  700.22  $  392.02  $  241.13  $  198.32
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........          %     0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......          %     0.53%      0.53%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Net
  Income to
  Average Net
  Assets.........          %     5.36%      4.38%      2.74%      3.20%      5.09%      7.31%      8.30%      7.49%      6.10%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             TAX-EXEMPT MONEY FUND

                                                           YEAR ENDED MARCH 31,
                     ---------------------------------------------------------------------------------------------------------
                      1997     1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........              0.03362    0.02825    0.01938    0.02395    0.03849    0.05292    0.05808    0.05348    0.04572
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....              0.00000    0.00000    0.00000    0.00000    0.00000   (0.00001)   0.00000    0.00000    0.00000
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....              0.03362    0.02825    0.01938    0.02395    0.03849    0.05291    0.05808    0.05348    0.04572
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........             (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
 Distributions
  From Net
  Realized Gain
  on Investments.              0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..             (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
                     ------- ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ======= =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....          %     3.41%      2.86%      1.96%      2.42%      3.92%      5.42%      5.97%      5.48%      4.67%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $       $  966.71  $  814.89  $  694.58  $  659.33  $  666.35  $  662.34  $  600.06  $  525.30  $  580.98
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........          %     0.49%      0.49%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......          %     0.53%      0.52%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Net
  Income to
  Average Net
  Assets.........          %     3.35%      2.85%      1.94%      2.39%      3.84%      5.28%      5.79%      5.33%      4.58%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              TREASURY MONEY FUND

                                                  YEAR ENDED MARCH 31,
                          --------------------------------------------------------------------------
                            1997      1996       1995       1994       1993       1992      1991/1/
                          --------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          --------  ---------  ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
  Net Investment Income.              0.05043    0.04165    0.02590    0.02987    0.04731    0.00782
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........              0.00000    0.00000    0.00000    0.00000    0.00036    0.00001
                          --------  ---------  ---------  ---------  ---------  ---------  ---------
  Total From Investment
   Operations...........              0.05043    0.04165    0.02590    0.02987    0.04767    0.00783
                          --------  ---------  ---------  ---------  ---------  ---------  ---------
Less Distributions
  Dividends From Net
   Investment Income....             (0.05043)  (0.04165)  (0.02590)  (0.02987)  (0.04731)  (0.00782)
  Distributions From Net
   Realized Gain on
   Investments..........              0.00000    0.00000    0.00000   (0.00030)  (0.00011)   0.00000
                          --------  ---------  ---------  ---------  ---------  ---------  ---------
  Total Distributions...             (0.05043)  (0.04165)  (0.02590)  (0.03017)  (0.04742)  (0.00782)
                          --------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Period.................  $         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ========  =========  =========  =========  =========  =========  =========
Total Return............          %     5.16%      4.25%      2.62%      3.06%      4.85%      0.78%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $         $  258.17  $  196.93  $  254.68  $  227.79  $  172.29  $  110.37
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........          %     0.55%      0.55%      0.58%      0.58%      0.52%      0.09%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............          %     0.57%      0.57%      0.58%      0.58%      0.57%      0.60%/2/
  Ratio of Net Income to
   Average Net Assets...          %     5.03%      4.09%      2.59%      2.97%      4.60%      5.98%/2/

-------
NOTES:
1. Inception date of the Fund was February 13, 1991.
2. Annualized.
3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser uses its best efforts to achieve the investment objec-tive of each Fund, although its achievement cannot be assured. The investment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscel-laneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a major-ity of the outstanding Shares of such Fund.

 Each Fund uses the amortized cost method to value securities in its portfolio and has a dollar-weighted average portfolio maturity not exceeding 90 days.

MONEY FUND

 The Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable and float-ing rate instruments) and corporate bonds with remaining maturities of 13 months or less, as well as obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

GOVERNMENT MONEY FUND

 The Government Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will invest in obligations with remaining maturities of 13 months or less issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. See "Portfolio Instruments and Other Investment Information" for information on other portfo-lio instruments in which the Fund may invest.

TREASURY MONEY FUND

 The Treasury Money Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in direct ob-ligations of the U.S. Treasury with remaining maturities of 13 months or less, such as Treasury bills and notes. Under normal market conditions, the Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations. The Fund may also from time to time invest in obligations with remaining matu-rities of 13 months or less issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System, Tennessee Valley Authority and the Student Loan Marketing Association. Income on direct investments in U.S. Treasury securities and obligations of the afore-mentioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of Federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its in-vestments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax. See "Taxes--State and Local." The Trea-sury Money Fund will not enter into repurchase agreements.

TAX-EXEMPT MONEY FUND

 The Tax-Exempt Money Fund's investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund will invest substantially all of its assets in high-quality debt obligations exempt from Federal income tax issued by or on behalf of states, territories, and possessions of the United States, the Dis-trict of Columbia, and their authorities, agen-cies, instrumentalities, and political subdivisions ("Municipal Securities"). Portfolio securities in the Fund will generally have remaining maturities of not more than 13 months. (See "Portfolio Instruments and Other Investment In-formation.")

 The Tax-Exempt Money Fund is designed for investors in relatively high tax brackets who are seeking a moderate amount of tax-free income with stability of principal and less price volatility than would normally be associated with in-termediate-term and long-term Municipal Securities.

 The Tax-Exempt Money Fund invests in Municipal Securities which are determined by the Investment Adviser to present minimal credit risks. As a matter of fun-damental policy, except during temporary defensive periods, the Fund will main-tain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a major-ity of its outstanding Shares). However, from time to time on a temporary de-fensive basis due to market conditions, the Tax-Exempt Money Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements col-lateralized by U.S. Government obligations or other money market instruments; or (v) securities issued by other investment companies that invest in high-quality, short-term securities.

 The Tax-Exempt Money Fund may also invest from time to time in "private activ-ity bonds" (see "Types of Municipal Securities" below), the interest on which is treated as a specific tax preference item under the Federal alternative min-imum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's total assets when added together with any taxable investments by the Fund.

 Although the Tax-Exempt Money Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securi-ties the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the pe-culiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Money, Government Money, Treasury Money and Tax-Exempt Money Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Asso-ciation. Obligations of certain agencies and instrumentalities of the U.S. Gov-ernment are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would pro-vide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

 As stated above, the Treasury Money Fund will purchase primarily direct obli-gations of the U.S. Treasury and obligations of those agencies or instrumen-talities of the U.S. Government interest income from which is generally not subject to state and local income taxes.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Money, Government Money, and Tax-Exempt Money Funds in accordance with their investment objec-tives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of pur-chase. Investments in bank obligations of foreign branches of domestic finan-cial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities described below under "Illiquid Secu-rities."

 Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible im-position of withholding taxes on interest income, possible seizure or nation-alization of foreign deposits, the possible establishment of exchange con-trols, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different ac-counting, auditing, reporting, and recordkeeping standards than those applica-ble to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.

VARIABLE AND FLOATING RATE INSTRUMENTS

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation discussed below under "Illiquid Securities." While the Funds will in general invest only in securities that mature within 13 months of date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such in-struments have demand features that comply with conditions established by the Securities and Exchange Commission ("SEC") (see "Additional Information on Portfolio Instruments--Variable and Floating Rate Instruments" in the State-ment of Additional Information).

 Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, they may have a more active secondary market.

QUALITY OF INVESTMENTS

 The Funds may only invest in: (i) securities in the two highest rating cate-gories of a nationally recognized statistical rating organization ("NRSRO"), provided that if they are rated by more than one NRSRO, at least one other NRSRO rates them in one of its two highest categories; and (ii) unrated secu-rities determined to be of comparable quality at the time of purchase (collec-tively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Appendix to the Statement of Additional In-formation.

REPURCHASE AGREEMENTS

 The Money, Government Money and Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). A Fund will en-ter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Boards of Directors. No Fund will enter into repurchase agree ments with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be consid-ered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

SECURITIES LENDING

 To increase return on their portfolio securities, the Money Fund and Govern-ment Money Fund may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collat-eral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

INVESTMENT COMPANY SECURITIES

 In connection with the management of their daily cash positions, the Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Tax-Exempt Money Fund will invest in securities of investment companies only if such com-panies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). Each Fund currently intends to limit its investments so that, as deter-mined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one in-vestment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own opera-tions, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other ex-penses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be du-plicative. Any change by the Funds in the future with respect to their poli-cies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

TYPES OF MUNICIPAL SECURITIES

 The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Money Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity obligations are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue obli-gations is usually directly related to the credit standing of the corporate user of the facility involved.

 The Tax-Exempt Money Fund's portfolio may also include "moral obligation" se-curities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restora-tion of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

 The Tax-Exempt Money Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Tax-Exempt Money Fund intends to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Securities. "Stripped" Municipal Securi-ties are considered illiquid securities subject to the 10% limit described be-low under "Illiquid Securities."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis. These trans-actions involve a commitment by a Fund to purchase or sell particular securi-ties with payment and delivery taking place in the future beyond the normal settlement date at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. Absent unusual market conditions, "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets, and the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases or "forward commitments" for spec-ulative purposes, but only in furtherance of their investment objectives.

 In addition, the Tax-Exempt Money Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commit-ment," a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Tax-Exempt Money Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by com-mitments" acquired by the Tax-Exempt Money Fund would be valued at zero in de-termining the Fund's net asset value. Further information concerning "stand-by commitments" is contained in the Statement of Additional Information under "Additional Information on Portfolio Instruments."

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is deter-mined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

                            INVESTMENT LIMITATIONS

 The investment limitations set forth below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellane-ous").

 No Fund may:

  1. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the secu-rities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwith-standing the foregoing restriction, each Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule; and

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

 The Treasury Money Fund may not:

 Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or in strumentality of the U.S. Government and securi-ties issued by investment companies that invest in such obligations.

                                     * * *

 If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limita-tion.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental us-er; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumen-tality of the Government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

 The Funds are subject to additional investment limitations which are deemed matters of their fundamental policies and, as such, may not be changed without a requisite shareholder vote. Among such limitations are a prohibition on con-centrating investments in a particular industry or group of industries and a policy of limiting investments in illiquid securities to 10% of a Fund's as-sets. For a full description of the Funds' additional fundamental investment limitations, see the Statement of Additional Information.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions as of 1:00 p.m. (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Ex-change"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all secu-rities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares. The assets in each Fund are valued by the Funds' administrators based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by the Companies' spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

PURCHASE OF SHARES

 Shares in each Fund are offered without any purchase or redemption charge im-posed by the Companies. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with one of the Companies. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial own-ership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organi-zation may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Cus-tomers' purchase and redemption orders with the Funds, CGFSC will send confir-mations of such transactions and periodic account statements directly to Cus-tomers. A Shareholder Organization may also elect to establish its Customers as record holders.

 The Companies enter into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds-- Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. The Companies re-serve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by the Companies, although Shareholder Organizations may charge a Custom-er's account for wiring redemption proceeds. Information relating to such re-demption services and charges, if any, is available from the Shareholder Orga-nizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment ad-viser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from an eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also have their Shares redeemed by wire by instructing CGFSC by telephone at
(800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct Investors must be paid to the same bank and ac-count as designated on the Application or in written instructions subsequently received by CGFSC.

 Investors may request that Shares be redeemed and redemption proceeds wired on the same day if telephone redemption instructions are received by 1:00 p.m. (Eastern Time) on the day of redemption. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemption requests made after 1:00 p.m. (Eastern Time) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Shares by wire, Direct Investors should call CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail." Such request must be signed by the Direct Investor, with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Compa-nies, CGFSC or the Distributor. THE COMPANIES, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Redemption by Check

 Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Shares, without charge, by check drawn on the Direct Invest-or's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Shares to be redeemed until the check clears at The Chase Manhattan Bank.

 Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Shares by check must indicate this in the Application for purchase of Shares and must submit a signature card with signatures guaranteed with such Applica-tion. The signature card is included in the Application for the purchase of Shares contained in this Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail" and must be accompanied by a signature card with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees).

 Stop payment instructions with respect to checks may be given to the Compa-nies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

 If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

Other Redemption Information

 Except as provided in "Investor Programs" below, Investors may be required to redeem Shares in a Fund upon 60 days' written notice if due to investor redemp-tions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organiza-tion to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

 The Companies may also redeem Shares involuntarily or make payment for re-demption in securities if it appears appropriate to do so in light of the Com-panies' responsibilities under the 1940 Act.

EFFECTIVE TIME OF PURCHASES AND REDEMPTIONS

 Purchase orders for Shares which are received and accepted no later than 1:00 p.m. (Eastern Time) on any Business Day will be effective as of 1:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC re-ceives payment in Federal funds prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time). Purchase orders received and accepted after 1:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern Time), on any Business Day for which payment in Federal funds has been received by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin receiving dividends the following day. Purchase orders for Shares made by Di-rect Investors are not effective until the amount to be invested has been con-verted to Federal funds. In those cases in which a Direct Investor pays for Shares by check, Federal funds will generally become available two Business Days after a purchase order is received. In certain circumstances, the Compa-nies may not require that amounts invested by Shareholder Organizations on be-half of their Customers or by Institutional Investors be converted into Fed-eral funds. Redemption orders are executed at the net asset value per Share next determined after receipt of the order.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by the Companies, ex-change Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by the Companies, or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers, in addition to the Money Fund, Government Money Fund and Treasury Money Fund, Shares in 17 diversified portfolios:

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Tax-Exempt Fund currently offers, in addition to the Tax-Exempt Money Fund, five other portfolios:

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing primarily in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund in vests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income exempt from Federal and, to the extent possible, California state personal income taxes as is consistent with relative stability of principal; this fund invests primarily in Califor-nia municipal obligations and has a dollar-weighted average portfolio matu-rity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in four invest-ment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market;

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities; and

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The shares of the portfolio to be ac-quired will be purchased at the per share net asset value of those shares next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of the Companies or Excelsior Institu-tional Trust should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Ex-celsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust re-serve the right to limit the number of exchange requests of Investors and Cus-tomers of Shareholder Organizations to no more than six per year. The Compa-nies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. THE COM-PANIES, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RE-SPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with re-spect to the Shares held by their Customers. Information about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

   IRAs (including "rollovers" from existing retirement plans) for individu-als and their spouses;

   Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

   Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 To establish an Automatic Investment account, an Investor must complete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                          DIVIDENDS AND DISTRIBUTIONS

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 1:00 p.m. pricing of Shares on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. For dividend pur-poses, a Fund's investment income is reduced by accrued expenses directly at-tributable to that Fund and the general expenses of the particular Company prorated to that Fund on the basis of its relative net assets. Net realized capital gains, if any, are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend is paid or the distribution made (as determined on the payable date), unless they have requested in writing (received by CGFSC at the Companies' address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earn-ings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its tax-able income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualifying pension plans are deferred under the Code.) Because all of each Fund's net investment income is expected to be de-rived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 The Tax-Exempt Money Fund: The Tax-Exempt Money Fund's policy is to pay divi-dends each year equal to at least the sum of 90% of its net exempt-interest in-come and 90% of its investment company taxable income, if any. Dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross in-come under Section 103(a) of the Code, unless, under the circumstances applica-ble to the particular shareholder, exclusion would be disallowed. (See State-ment of Additional Information under "Additional Information Concerning Tax-es.")

 If the Tax-Exempt Money Fund should hold certain "private activity bonds" is-sued after August 7, 1986, the portion of dividends paid by the Fund which is attributable to interest on such bonds must be included in a shareholder's Fed-eral alternative minimum taxable income, as an item of tax preference, for the purpose of determining liability (if any) for the 26% to 28% alternative mini-mum tax for individuals and the 20% alternative minimum tax and the environmen-tal tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for Federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax-ability of such benefits.

 Dividends payable by the Tax-Exempt Money Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 If a shareholder holds Shares of the Tax-Exempt Money Fund for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL

 The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states--by statute, judicial decision or administrative action--have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attrib-utable to interest on obligations of the U.S. Treasury and certain U.S. Gov-ernment agencies and instrumentalities (including those authorized for pur-chase by the Fund) are the functional equivalent of interest from such obliga-tions and are, therefore, exempt from state and local income taxes. As a re-sult, substantially all dividends paid by the Treasury Money Fund to share-holders residing in those states will be exempt or excluded from state income tax.

 Nevertheless in some jurisdictions, exempt-interest dividends and other dis-tributions paid by the Tax-Exempt Money Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The Statement of Additional Information con-tains the names of and general background information concerning the Compa-nies' directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S.
Trust Connecticut had approximately $    billion in aggregate assets under
management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales. For the services pro-vided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .25% of the average daily net assets of each of the Money, Government Money and Tax-Exempt Money Funds. For the services provided and ex-penses assumed with respect to the Treasury Money Fund, the Investment Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .30% of the Fund's average daily net assets.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of %, %, % and % of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, re-spectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of %, %, % and % of the average daily net as-sets of the Money, Government Money, Treasury Money and Tax-Exempt Funds, re-spectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of the Companies and of all the portfo-lios of Excelsior Institutional Trust, which are also advised by the Invest-ment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of the Companies and Excelsior Institu-tional Trust (except the international portfolios of Excelsior Fund and Excel-sior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Companies and Excelsior Institutional Trust (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

       COMBINED AGGREGATE AVERAGE DAILY  NET ASSETS OF  BOTH
     COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE
             INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                 AND EXCELSIOR INSTITUTIONAL TRUST)                  ANNUAL FEE
     ----------------------------------------------------------      ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of the Companies and of Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for addi-tional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, the Admin-istrators received an aggregate administration fee at the effective annual
rate of    % of the average daily net assets of each of the Funds, and waived administration fees at the effective annual rate of % of the average daily net assets of each of the Funds.

SERVICE ORGANIZATIONS

 Each Company will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, a Fund will pay the Service Organi-zation an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemp-tion requests; transmitting and receiving funds in connection with Customer or-ders to purchase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be re-quired to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distribut-ing securities such as Shares of the Funds, but such banking laws and regula-tions do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an in-vestment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Orga-nizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this para-graph and banks and financial institutions may be required to register as deal-ers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would af-fect their net asset values per Share or result in financial loss to any share-holder.

                          DESCRIPTION OF CAPITAL STOCK

 Excelsior Fund (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. Excelsior Fund's Charter authorizes the Board of Directors to classify or re-classify any class of shares of Excelsior Fund into one or more classes or se-ries. Shares of Class A, Class B and Class G represent interests in the Money Fund, Government Money Fund and Treasury Money Fund Funds, respectively.

 Excelsior Tax-Exempt Fund (formerly UST Master Tax-Exempt Funds, Inc.) was or-ganized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 invest-ment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class A Common Stock represent interests in the Tax-Exempt Money Fund's Shares.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and dis-tributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of each Company's outstanding shares on behalf of their customers.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                               YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry pub-lications that monitor the performance of mutual funds. For example, the yields of the Funds may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yields of the taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

 Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

 Each Fund may advertise its Shares' seven-day yield which refers to the in-come generated over a particular seven-day period identified in the advertise-ment by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also ad-vertise the "effective yields" of Shares which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effec-tive yields slightly higher because of the compounding effect of the assumed reinvestment.

 In addition, the Tax-Exempt Money Fund may from time to time advertise the "tax-equivalent yields" of Shares to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yields of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Fed-eral income taxes at a stated tax rate.

 Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which of-ten provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, oper-ating expenses, and market conditions. Any fees charged by Shareholder Organi-zations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 The staff of the SEC has expressed the view that the use of this combined Prospectus for the Funds may subject the Funds to liability for losses arising out of any statement or omission regarding a particular Fund.

The Companies do not believe, however, that such risk is significant under the circumstances.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Company or such Fund, or (b) 67% or more of the Shares of such Company or such Fund present at a meeting if more than 50% of the outstand- ing Shares of such Company or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)        FOR OVERNIGHT DELIVERY: send to:
    and mail to:

  Excelsior Funds                    Excelsior Funds
  c/o Chase Global Funds             c/o Chase Global Funds Services Company--
    Services Company                 Transfer Agent
  P.O. Box 2798                      73 Tremont Street
  Boston, MA 02208-2798              Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

  [LOGO] EXCELSIOR
     FUNDS INC.
TAX-EMEMPT FUNDS, INC

                           CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
                           CLIENT SERVICES                          ACCOUNT
                           P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address
                                     [_] U.S. Citizen
                                     [_] Other (specify)
    ------------------------------                      ----------
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                INITIAL INVESTMENT                             INITIAL INVESTMENT
     [_] Money Fund             $ ____________ 803  [_] Government Money Fund  $ ____________  804
     [_] Tax-Exempt Money Fund  $ ____________ 806  [_] Treasury Money Fund    $ ____________  811
                                                    TOTAL INITIAL INVESTMENT: $ __________________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk.                                             Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    [_] All dividends are to be     [_] reinvested   [_] paid in cash
    [_] All capital gains are to be [_] reinvested   [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers Title on Bank Account*_________ and employees will not be
    liable for any loss,          Name of Bank __________________
    liability, cost or expense
    for acting upon instructions Bank A.B.A. Number ____________ believed to be genuine and
    in accordance with the        Account Number ________________
    procedures described in the
    then current Prospectus. To   Bank Address __________________
    the extent that Excelsior
    Fund, Excelsior Tax-Exempt    City/State/Zip Code ___________
    Fund and Excelsior            (attach voided check here)
    Institutional Trust fail to
    use reasonable procedures as  A corporation, trust or
    a basis for their belief,     partnership must also submit a
    they or their service         "Corporate Resolution" (or
    contractors may be liable     "Certificate of Partnership")
    for instructions that prove   indicating the names and
    to be fraudulent or           titles of officers authorized
    unauthorized.                 to act on its behalf.
                                  * TITLE ON BANK AND FUND
    I/We further acknowledge      ACCOUNT MUST BE IDENTICAL.
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

--------------------------------------------------------------------------------
  CHECK WRITING PRIVILEGE
--------------------------------------------------------------------------------
  [_] I/We wish to take advantage of the check writing privilege and have signed and attached the Check Writing Signature
      Card to this application.
  [_] I/We do not wish to take advantage of the check writing privilege at this time, but I/we may elect to do so at a later date.

  SIGNATURE CARD SIGNATURE REQUIREMENTS. If the shares are registered in the name of:

  . AN INDIVIDUAL, the individual must sign the Card.

  . JOINT ACCOUNT, both individuals must sign the Card.

  . INSTITUTIONAL ACCOUNT, an officer must sign the Card indicating corporate, trust or partnership office or title.

  . TRUST ACCOUNT, trustee or other fiduciary must sign the Card indicating capacity.

  . CUSTODIAN FOR MINOR, custodian must sign the Card.
--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent or affiliates and Fund Shares are not federally insured by, guaranteed by or obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; that while the Funds seek to maintain their net asset value per share at $1.00 for purposes of purchases and redemptions, there can be no assurance that they will be able to do so on a continuous basis; and investment in the Funds involves investment risk, including the possible loss of the principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.)

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------
  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

 [LOGO] EXCELSIOR
     FUNDS INC.
TAX-EXEMPT FUNDS, INC.

                   CHASE GLOBAL FUNDS SERVICES COMPANY   SUPPLEMENTAL
                   CLIENT SERVICES                       APPLICATION
                   P.O. Box 2798                         SPECIAL INVESTMENT AND
                   Boston, MA 02208-2798                 WITHDRAWAL OPTIONS
                   (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------
    Fund Name __________________  Account Number _________________
    Owner Name _________________  Social Security or Taxpayer ID
    Street Address _____________  Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------
    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
               All dividends are to be [_] reinvested  [_] paid in cash
               All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------
    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                            AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  ________  X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $ _______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ________________________________

  Street Address ___________________________

  City, State, Zip Code ____________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------

  Signature                       Signature
  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    4
INVESTMENT OBJECTIVES AND POLICIES........................................    8
 Money Fund...............................................................    8
 Government Money Fund....................................................    8
 Treasury Money Fund......................................................    8
 Tax-Exempt Money Fund....................................................    8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    9
 Government Obligations...................................................    9
 Money Market Instruments.................................................   10
 Variable and Floating Rate Instruments...................................   10
 Quality of Investments...................................................   11
 Repurchase Agreements....................................................   11
 Securities Lending.......................................................   11
 Investment Company Securities............................................   11
 Types of Municipal Securities............................................   12
 When-Issued and Forward Transactions and Stand-by Commitments............   13
 Illiquid Securities......................................................   13
INVESTMENT LIMITATIONS....................................................   13
PRICING OF SHARES.........................................................   14
HOW TO PURCHASE AND REDEEM SHARES.........................................   14
 Distributor..............................................................   14
 Purchase of Shares.......................................................   15
 Purchase Procedures......................................................   15
 Redemption Procedures....................................................   16
 Effective Time of Purchases and Redemptions..............................   19
INVESTOR PROGRAMS.........................................................   19
 Exchange Privilege.......................................................   19
 Systematic Withdrawal Plan...............................................   21
 Retirement Plans.........................................................   22
 Automatic Investment Program.............................................   22
DIVIDENDS AND DISTRIBUTIONS...............................................   22
TAXES.....................................................................   23
 Federal..................................................................   23
 State and Local..........................................................   24
 Miscellaneous............................................................   24
MANAGEMENT OF THE FUNDS...................................................   24
 Investment Adviser.......................................................   24
 Administrators...........................................................   25
 Service Organizations....................................................   25
 Banking Laws.............................................................   26
DESCRIPTION OF CAPITAL STOCK..............................................   26
CUSTODIAN AND TRANSFER AGENT..............................................   27
YIELD INFORMATION.........................................................   27
MISCELLANEOUS.............................................................   27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   29

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897

                               [LOGO] EXCELSIOR
                                  FUNDS INC.

                          TAX-EXEMPT FUNDS, INC.

                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND


                                   Prospectus

                              August 1, 1997

GINTEL                                               [LOGO] EXCELSIOR
                                                         FUNDS INC.
                                                     TAX-EXEMPT FUNDS, INC.

                                              AVAILABLE THROUGH THE GINTEL GROUP

--------------------------------------------------------------------------------
Money Fund                       For purchase or account information, call
Government Money Fund            (800) 344-3092. For current prices and yield
Treasury Money Fund              information, call (800) 759-4171. (From
Tax-Exempt Money Fund            overseas, call (617) 482-9300.)


--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.) and the Tax-Exempt Money Fund, a diversified portfolio offered by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    4
INVESTMENT OBJECTIVES AND POLICIES........................................    8
 Money Fund...............................................................    8
 Government Money Fund....................................................    8
 Treasury Money Fund......................................................    8
 Tax-Exempt Money Fund....................................................    8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    9
 Government Obligations...................................................    9
 Money Market Instruments.................................................   10
 Variable and Floating Rate Instruments...................................   10
 Quality of Investments...................................................   11
 Repurchase Agreements....................................................   11
 Securities Lending.......................................................   11
 Investment Company Securities............................................   11
 Types of Municipal Securities............................................   12
 When-Issued and Forward Transactions and Stand-by Commitments............   13
 Illiquid Securities......................................................   13
INVESTMENT LIMITATIONS....................................................   13
PRICING OF SHARES.........................................................   14
HOW TO PURCHASE AND REDEEM SHARES.........................................   14
 Distributor..............................................................   14
 Purchase of Shares.......................................................   15
 Purchase Procedures......................................................   15
 Redemption Procedures....................................................   16
 Effective Time of Purchases and Redemptions..............................   19
INVESTOR PROGRAMS.........................................................   19
 Exchange Privilege.......................................................   19
 Systematic Withdrawal Plan...............................................   21
 Retirement Plans.........................................................   22
 Automatic Investment Program.............................................   22
DIVIDENDS AND DISTRIBUTIONS...............................................   22
TAXES.....................................................................   23
 Federal..................................................................   23
 State and Local..........................................................   24
 Miscellaneous............................................................   24
MANAGEMENT OF THE FUNDS...................................................   24
 Investment Adviser.......................................................   24
 Administrators...........................................................   25
 Service Organizations....................................................   25
 Banking Laws.............................................................   26
DESCRIPTION OF CAPITAL STOCK..............................................   26
CUSTODIAN AND TRANSFER AGENT..............................................   27
YIELD INFORMATION.........................................................   27
MISCELLANEOUS.............................................................   27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   29

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897
MONEY FUND

GOVERNMENT MONEY FUND

EXCELSIOR FUNDS, INC.
AVAILABLE THROUGH THE GINTEL GROUP


PROSPECTUS

AUGUST 1, 1997

TREASURY MONEY FUND

TAX-EXEMPT MONEY FUND

EXCELSIOR FUNDS, INC.
EXCELSIOR TAX-EXEMPT FUNDS, INC.
AVAILABLE THROUGH EDGEWOOD SERVICES, INC.

GINTEL & CO.
6 GREENWICH OFFICE PARK
GREENWICH, CT 06831

TOLL FREE
(800) 344-3092
GINTEL

CHECK WRITING SIGNATURE CARD                         EXCELSIOR FUNDS, INC.

                                      MONEY FUND AND GOVERNMENT MONEY FUND

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank ("Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________    FUND
                                         ----
______________ _______________  _____
Last Name      First            M.I.     [_] Money Fund

Last Name      First            M.I.     [_] Government
                                             Money Fund

By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.

(Please use black ink)

                        [_] Check here if both signatures required on checks.
______________          [_] Check here if only one signature required on checks.
Signature

______________          If neither box is checked, all checks will require both
Joint Signature         signatures.

                                                           EXCELSIOR FUNDS, INC.

CHECK WRITING SIGNATURE CARD                         EXCELSIOR FUNDS, INC.

                                          EXCELSIOR TAX-EXEMPT FUNDS, INC.

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank (" Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________   FUND
                                        ----
_________________ ______________ ____   [_] Money Fund  [_] Tax-Exempt Money
Last Name         First          M.I.                       Fund

_________________ ______________ ____   [_] Government  [_] Treasury
Last Name         First          M.I.       Money Fund      Money Fund


By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.

(Please use black ink)                  [_] Check here if both signatures
                                            required on checks.
                                        [_] Check here if only one signature
                                            required on checks.
_____________________________________   If neither box is checked, all checks
Signature                               will require both signatures.
_____________________________________
Joint Signature
                                                           EXCELSIOR FUNDS, INC.

                           CROSS-REFERENCE SHEET
                           ---------------------

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                    (Short-Term Tax-Exempt Securities Fund,
                      Intermediate-Term Tax-Exempt Fund,
                          Long-Term Tax-Exempt Fund)


Form N-1A, Part A, Item                               Prospectus Caption
-----------------------                               ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Expense Summary

3.    Condensed Financial Information...........      Performance and Yield
                                                      Information

4.    General Description of Registrant.........      Prospectus Summary;
                                                      Investment Objectives and
                                                      Policies; Portfolio
                                                      Instruments and Other
                                                      Investment Information;
                                                      Investment Limitations;
                                                      Description of Capital
                                                      Stock

5.    Management of the Fund....................      Management of the Funds;
                                                      Custodian and Transfer
                                                      Agent
5A.  Management's Discussion of Fund
       Performance..............................      Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Inapplicable

                                                                  [LOGO]
                                                                 EXCELSIOR
                                                           TAX-EXEMPT FUNDS INC.
A Management Investment Company

-------------------------------------------------------------------------------
Fixed-Income Funds                 For initial purchase information, current
                                   prices, yield and performance information and existing account information, call
                                   (800) 446-1012. (From overseas, call (617)
                                   557-8280.)

73 Tremont Street Boston, Massachusetts 02108-3913

-------------------------------------------------------------------------------
This Prospectus describes three separate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.), an open-end management investment company. This Prospectus describes the fixed-income portfolios. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 SHORT-TERM GOVERNMENT SECURITIES FUND'S investment objective is to seek a high level of current income consistent with stability of principal by invest-ing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. As a result, the interest income on such investments gener-ally should be exempt from state and local personal income taxes in most states. The Fund will generally have a dollar-weighted average portfolio matu-rity of one to three years.

 INTERMEDIATE-TERM MANAGED INCOME FUND'S investment objective is to seek as high a level of current interest income consistent with relative stability of principal by investing principally in investment grade or better debt obliga-tions and money market instruments. The Fund will ordinarily have a dollar-weighted average portfolio maturity of three to ten years.

 MANAGED INCOME FUND'S investment objective is to seek higher current income consistent with what is believed to be prudent risk of capital. Subject to this investment objective, the Fund's investment adviser will consider the to-tal rate of return on portfolio securities in managing the Fund. Under normal market or economic conditions, the Fund will invest a majority of its assets in investment grade debt obligations and money market instruments.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $ billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er"), serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, the Short-Term Government Se-curities Fund is a diversified investment portfolio which invests principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and the Intermediate-Term Managed Income and Managed Income Funds are diversified investment portfolios which invest principally in in-vestment grade or better debt obligations. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio In-struments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum initial investment is $500 per Fund, and the minimum subsequent investment is $50 per Fund. The easiest way to invest is to complete the ac-count application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is affected di-rectly by credit markets and fluctuations in interest rates. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne di-rectly by a Fund and ultimately by its shareholders. Investments in non-in-vestment grade obligations may subject the Intermediate-Term Managed Income and Managed Income Funds to increased risk of loss upon default. Such securi-ties are generally unsecured, are often subordinated debt and are often issued by entities with high levels of indebtedness and that are more sensitive to adverse economic conditions. Investments in the obligations of foreign issuers may subject the Intermediate-Term Managed Income and Managed Income Funds to additional investment risks, including fluctuations in foreign exchange rates, future political and economic developments and the possible imposition of ex-change controls or other foreign governmental laws or restrictions. See "In-vestment Policies Common to Intermediate-Term Managed Income and Managed In-come Funds--Risk Factors." Investment in the Funds should not be considered a complete investment program.

                                EXPENSE SUMMARY

                                            SHORT-TERM    INTERMEDIATE- MANAGED
                                            GOVERNMENT    TERM MANAGED  INCOME
                                          SECURITIES FUND  INCOME FUND   FUND
                                          --------------- ------------- -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases
 (as percentage of offering price).......      None           None       None
Sales Load on Reinvested Dividends.......      None           None       None
Deferred Sales Load......................      None           None       None
Redemption Fee/1/........................      None           None       None
Exchange Fees............................      None           None       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/.....       --%            --%        --%
12b-1 Fees...............................      None           None       None
Other Operating Expenses
  Administrative Servicing Fee/2/........       --%            --%        --%
  Other Expenses.........................       --%            --%        --%
                                               ----           ----       ----
Total Operating Expenses (after fee
 waivers)/2/.............................       --%            --%        --%
                                               ====           ====       ====

-------
1. The Funds' transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."
2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for the Short-Term Government Securities and Intermediate-Term Managed Income Funds to maintain annual expense ratios of not more than .62% and .72%, respectively. Without such fee waivers, "Advisory Fees" would be .30%, .35% and .75% and "Total Operating Expenses" would be %, % and % for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Short-Term Government Securities Fund...........  $       $       $       $
Intermediate-Term Managed Income Fund...........
Managed Income Fund.............................

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                     SHORT-TERM GOVERNMENT SECURITIES FUND

                                   YEAR ENDED MARCH 31,
                                 ---------------------------    PERIOD ENDED
                                 1997  1996    1995    1994   MARCH 31, 1993/1/
                                 ---- ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period.........................      $ 6.89  $ 6.93  $ 7.06       $ 7.00
                                 ---  ------  ------  ------       ------
Income From Investment Opera-
 tions
  Net Investment Income.........        0.40    0.33    0.24         0.06
  Net Gains or (Losses) on
   Securities (both realized and
   unrealized)..................        0.09   (0.04)  (0.09)        0.06
                                 ---  ------  ------  ------       ------
  Total From Investment Opera-
   tions........................        0.49    0.29    0.15         0.12
                                 ---  ------  ------  ------       ------
Less Distributions
  Dividends From Net Investment
   Income.......................       (0.40)  (0.33)  (0.24)       (0.06)
  Dividends From Net Realized
   Gain on Investments..........        0.00    0.00   (0.02)        0.00
  Distributions in Excess of Net
   Realized Gain on Investments.        0.00    0.00   (0.02)        0.00
                                 ---  ------  ------  ------       ------
  Total Distributions...........       (0.40)  (0.33)  (0.28)       (0.06)
                                 ---  ------  ------  ------       ------
Net Asset Value, End of Period..      $ 6.98  $ 6.89  $ 6.93       $ 7.06
                                 ===  ======  ======  ======       ======
Total Return/2/.................       7.27%   4.30%   2.12%        1.70%
Ratios/Supplemental Data
  Net Assets, End of Period (in
   millions)....................      $25.07  $25.22  $25.23       $13.37
  Ratio of Net Operating Ex-
   penses to Average Net Assets.       0.61%   0.61%   0.62%        0.62%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/....................       0.80%   0.67%   0.65%        0.82%/3/
  Ratio of Net Income to Average
   Net Assets...................       5.72%   4.80%   3.42%        3.62%/3/
  Portfolio Turnover Rate.......       77.0%  198.0%  267.0%        93.0%/3/

-------
NOTES:
1.Inception date of the Fund was December 31, 1992.
2.Total return data does not reflect the sales load payable on purchases of
  Shares prior to March 1, 1997.
3.Annualized.
4.Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                     INTERMEDIATE-TERM MANAGED INCOME FUND

                                  YEAR ENDED MARCH 31,
                               -----------------------------
                                                                PERIOD ENDED
                                1997   1996    1995    1994   MARCH 31, 1993/1/
                               ------ ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period.......................        $ 6.75  $ 6.83  $ 7.19       $ 7.00
                               ------ ------  ------  ------       ------
Income From Investment
 Operations
  Net Investment Income.......          0.43    0.39    0.31         0.08
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)............          0.31   (0.07)  (0.27)        0.19
                               ------ ------  ------  ------       ------
  Total From Investment
   Operations.................          0.74    0.32    0.04         0.27
                               ------ ------  ------  ------       ------
Less Distributions
  Dividends From Net
   Investment Income..........         (0.43)  (0.39)  (0.31)       (0.08)
  Dividends From Net Realized
   Gain on Investments........          0.00    0.00    0.00         0.00
  Distributions in Excess of
   Net Realized Gain
   on Investments.............          0.00   (0.01)  (0.09)        0.00
                               ------ ------  ------  ------       ------
  Total Distributions.........         (0.43)  (0.40)  (0.40)       (0.08)
                               ------ ------  ------  ------       ------
Net Asset Value, End of
 Period.......................        $ 7.06  $ 6.75  $ 6.83       $ 7.19
                               ====== ======  ======  ======       ======
Total Return/2/...............        11.13%   4.95%   0.45%        3.86%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)..............        $68.64  $47.93  $42.56       $19.48
  Ratio of Net Operating
   Expenses to Average
   Net Assets.................         0.64%   0.66%   0.69%        0.72%/3/
  Ratio of Gross Operating
   Expenses to Average
   Net Assets/4/..............         0.68%   0.68%   0.69%        0.98%/3/
  Ratio of Net Income to
   Average Net Assets.........         6.06%   5.91%   4.31%        4.69%/3/
  Portfolio Turnover Rate.....        129.0%  682.0%  385.0%       66.00%/3/

-------
NOTES:
1.Inception date of the Fund was December 31, 1992.
2.Total return data does not reflect the sales load payable on purchases of
  Shares prior to March 1, 1997.
3.Annualized.
4.Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              MANAGED INCOME FUND

                                                   YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------
                          1997   1996    1995    1994     1993     1992    1991    1990    1989     1988
                          ----- ------  ------  -------  -------  ------  ------  ------  -------  ------
Net Asset Value,
 Beginning of period....        $ 8.39  $ 8.57  $  9.64  $  9.15  $ 9.12  $ 8.77  $ 8.51  $  8.61  $ 9.01
                          ----- ------  ------  -------  -------  ------  ------  ------  -------  ------
Income From Investment
 Operations
 Net Investment Income..          0.55    0.51     0.47     0.58    0.65    0.67    0.69     0.66    0.67
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........          0.44   (0.18)   (0.26)    0.79    0.27    0.44    0.32    (0.06)  (0.08)
                          ----- ------  ------  -------  -------  ------  ------  ------  -------  ------
 Total From Investment
  Operations............          0.99    0.33     0.21     1.37    0.92    1.11    1.01     0.60    0.59
                          ----- ------  ------  -------  -------  ------  ------  ------  -------  ------
Less Distributions
 Dividends From Net
  Investment Income.....         (0.54)  (0.51)   (0.47)   (0.58)  (0.65)  (0.67)  (0.69)   (0.66)  (0.67)
 Dividends From Net
  Realized Gain on
  Investments...........          0.00    0.00    (0.31)   (0.30)  (0.24)  (0.09)  (0.06)   (0.04)  (0.32)
 Distributions in Excess
  of Net Realized Gain
  on Investments........          0.00    0.00    (0.50)    0.00    0.00    0.00    0.00     0.00    0.00
                          ----- ------  ------  -------  -------  ------  ------  ------  -------  ------
 Total Distributions....         (0.54)  (0.51)  (1.28)    (0.88)  (0.89)  (0.76)  (0.75)   (0.70)  (0.99)
                          ----- ------  ------  -------  -------  ------  ------  ------  -------  ------
Net Asset Value, End of
 Period.................        $ 8.84  $ 8.39  $  8.57  $  9.64  $ 9.15  $ 9.12  $ 8.77  $  8.51  $ 8.61
                          ===== ======  ======  =======  =======  ======  ======  ======  =======  ======
Total Return/1/.........        11.86%   4.06%    1.73%   15.74%  10.36%  13.37%  12.03%    7.18%   7.20%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..        $88.90  $86.02  $110.90  $110.62  $96.32  $52.74  $38.75  $ 19.53  $12.67
 Ratio of Net Operating
  Expenses to Average
  Net Assets............         0.96%   1.00%    0.90%    0.89%   1.05%   1.11%   1.13%    1.07%   0.86%
 Ratio of Gross
  Operating Expenses to
  Average
  Net Assets/2/.........         1.12%   1.12%    1.06%    1.04%   1.05%   1.11%   1.14%    1.24%   1.32%
 Ratio of Net Income to
  Average Net Assets....         6.09%   6.09%    4.89%    6.19%   6.97%   7.57%   7.73%    7.69%   7.76%
 Portfolio Turnover
  Rate..................        165.0%  492.0%   459.0%   455.0%  369.0%  342.0%  350.0%  1226.0%  576.0%

-------
NOTES:
1. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jective of each Fund, although their achievement cannot be assured. The invest-ment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Mis-cellaneous"). Except as noted below and in "Investment Limitations," the in-vestment policies of each Fund may be changed without the vote of the holders of a majority of the outstanding Shares of such Fund.

SHORT-TERM GOVERNMENT SECURITIES FUND

 The Short-Term Government Securities Fund's investment objective is to seek a high level of current income consistent with stability of principal by invest-ing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. As a result, the interest income on such investments generally should be exempt from state and local personal income taxes in most states. In all states this tax exemption is passed through to the Fund's shareholders. The Fund will generally have a dollar-weighted average portfolio maturity of one to three years. Changes in interest rates will affect the value of the portfolio investments held by the Short-Term Government Securities Fund. As a result, in-vestment in the Short-Term Government Securities Fund should not be considered a complete investment program. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

INTERMEDIATE-TERM MANAGED INCOME FUND

 The Intermediate-Term Managed Income Fund's investment objective is to seek as high a level of current interest income as is consistent with relative stabil-ity of principal. The Fund will have a dollar-weighted average portfolio matu-rity of three to ten years.

MANAGED INCOME FUND

 The Managed Income Fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital. Subject to this investment objective, the Investment Adviser will consider the market value ap-preciation of portfolio securities in managing the Fund. The Managed Income Fund's dollar-weighted average portfolio maturity will vary from time to time in light of current market and economic conditions, the comparative yields on instruments with different maturities and other factors.

INVESTMENT POLICIES COMMON TO INTERMEDIATE-TERM MANAGED INCOME AND MANAGED INCOME FUNDS

 The Intermediate-Term Managed Income and Managed Income Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instru-ments; preferred stocks; and obligations issued or guaranteed by the U.S. Gov-ernment and its agencies or instrumentalities. The Intermediate-Term Managed Income and Managed Income Funds are also permitted to enter into repurchase agreements. The Intermediate-Term Managed Income and Managed Income Funds may, from time to time, invest in debt obligations exempt from Federal income tax issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumental-ities and political subdivisions ("Municipal Bonds"). The purchase of Municipal Bonds may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Government debt obligations.

 Under normal market conditions, at least 75% of the Intermediate-Term Managed Income and Managed Income Fund's total assets will be invested in investment-grade debt obligations rated within the four highest ratings of Standard & Poor's Ratings Group ("S&P") or Moody's Investor Service, Inc. ("Moody's") (or in unrated obligations considered to be of investment grade by the Investment Adviser) and in U.S. Government obligations and money market instruments of the types listed below under "Money Market Instruments." When, in the opinion of the Invest-ment Adviser, a defensive investment posture is warranted, the Funds may in-vest temporarily and without limitation in high quality, short-term money mar-ket instruments.

 Unrated securities will be considered of investment grade if deemed by the Investment Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated "Baa/BBB" or better. It should be noted that obligations rated in the lowest of the top four ratings ("Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds.

 The Intermediate-Term Managed Income and Managed Income Funds may invest up to 25% of their respective total assets in: preferred stocks; dollar-denomi-nated debt obligations of foreign issuers, including foreign corporations and foreign governments; and dollar-denominated debt obligations of U.S. companies issued outside the United States (see additional limitation on investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks under "Money Market Instruments" below). The Intermediate-Term Managed Income and Managed Income Funds may invest up to 10% and 25% of their respec-tive total assets in obligations rated below the four highest ratings of S&P or Moody's (commonly called "junk bonds") with no minimum rating required. The Intermediate-Term Managed Income and Managed Income Funds will not invest in common stocks, and any common stocks received through conversion of convert-ible debt obligations will be sold in an orderly manner as soon as possible. Changes in interest rates will affect the value of the portfolio investments held by the Intermediate-Term Managed Income and Managed Income Funds.

RISK FACTORS

 Investments in the obligations of foreign issuers may subject the Intermedi-ate-Term Managed Income and Managed Income Funds to additional investment risks including fluctuations in foreign exchange rates, future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, con-fiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. com-pany, and foreign companies may not be subject to accounting, auditing and fi-nancial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign ex-changes, brokers and issuers than there is in the United States. The Interme-diate-Term Managed Income and Managed Income Funds might have greater diffi-culty taking appropriate legal action in a foreign court. Interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions al-lowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 The Intermediate-Term Managed Income and Managed Income Funds' investments in obligations rated below the four highest ratings of S&P and Moody's have dif-ferent risks than investments in securities that are rated "investment grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates than are investment grade issuers. As a result, the market price of such securities, and the net asset value of the Funds' Shares, may be particularly volatile.

 Additional risks associated with lower-rated fixed-income securities are (a) the relative youth and growth of the market for such securities, (b) the rela-tively low trading market liquidity for the securities, (c) the impact that legislation may have on the high-yield bond market (and, in turn, on the Funds' net asset value and investment practices), (d) the operation of mandatory sink-ing fund or call/redemption provisions during periods of declining interest rates whereby the Funds may be required to reinvest premature redemption pro-ceeds in lower yielding portfolio securities, and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial pe-riod of rising interest rates, highly-leveraged issuers may experience finan-cial stress which would adversely affect their ability to service their princi-pal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Intermediate-Term Managed Income and Managed Income Funds defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Final-ly, the Funds' trading in fixed-income securities to achieve capital apprecia-tion entails risks that capital losses rather than gains will result. As a re-sult, investment in the Intermediate-Term Managed Income and Managed Income Funds should not be considered a complete investment program.

 Debt obligations rated "BB," "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse condi-tions. The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or im-plied "CCC-" debt rating, and may be used to cover a situation where a bank-ruptcy petition has been filed, but debt service payments are continued. The rating "CI" is reserved for income bonds on which no interest is being paid. Debt obligations rated "D" are in default, and payments of interest and/or re-payment of principal is in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's has a similar classifica-tion scheme for non-investment grade debt obligations. Debt obligations rated "Ba," "B," "Caa," "Ca" and "C" provide questionable protection of interest and principal. The rating "Ba" indicates that a debt obligation has some specula-tive characteristics. The rating "B" indicates a general lack of characteris-tics of desirable investment. Debt obligations rated "Caa" are of poor quality, while debt obligations rated "Ca" are considered highly speculative. "C" repre-sents the lowest rated class of debt obligations. Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" reflects a mid-range rank-ing; and the modifier "3" indicates that the security ranks at the lower end of its generic rating category.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 Money market instruments that may be purchased by the Intermediate-Term Man-aged Income and Man-aged Income Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Bank obligations acquired by a Fund may also include U.S. dollar-denominated obli-gations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of do-mestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Managed Income Fund's to-tal assets will be invested in obligations of any one foreign or domestic branch and no more than 20% of the Fund's total assets at the time of purchase will be invested in the aggregate in such obligations. Investments in time de-posits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Ad-ministration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association. Obligations of certain agencies and in-strumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary author-ity of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Govern-ment-sponsored instrumentalities if it is not obligated to do so by law. Obli-gations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal. The Statement of Additional Information contains further information on the various types of U.S. Government obligations.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

REPURCHASE AGREEMENTS

 As stated above, each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agree-ments only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines ap-proved by Excelsior Fund's Board of Directors. No Fund will enter into repur-chase agreements with the Investment Adviser or its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repur-chase agreements will be taxable.

INVESTMENT COMPANY SECURITIES

 The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment com-pany, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securi-ties.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular se-curities with payment and delivery taking place in the future, beyond the nor-mal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market con-ditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment ob-jectives.

 In addition, the Intermediate-Term Managed Income and Managed Income Funds may acquire "stand-by commitments" with respect to Municipal Bonds held by them. Under a "stand-by commitment," a dealer agrees to purchase at a Fund's option specified Municipal Bonds at a specified price. The Intermediate-Term Managed Income and Managed Income Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

TYPES OF MUNICIPAL BONDS

 The two principal classifications of Municipal Bonds which may be held by the Intermediate-Term Managed Income and Managed Income Funds are "general ob-ligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific rev-enue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not pay-able from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

 The Intermediate-Term Managed Income and Managed Income Funds' portfolios may also include "moral obligation" securities, which are normally issued by spe-cial-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Intermediate-Term Managed Income and Managed Income Funds. The Invest-ment Adviser will consider investments in Municipal Bonds for the Intermediate-Term Managed Income and Managed Income Funds when the Investment Adviser be-lieves that the total return on such securities is attractive relative to that of taxable securities.

FUTURES CONTRACTS

 The Funds may enter into interest rate futures contracts as a hedge against changes in market conditions. An interest rate futures contract represents a firm commitment by which two parties agree to take or make delivery of fixed-income securities on the last trading date of the contract and the price at which the futures contract is originally struck.

 The Funds will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commis-sion ("CFTC") and the Securities and Exchange Commission ("SEC"). As of the date of this Prospectus, each Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggre-gate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

 When investing in futures contracts, the Funds must satisfy certain asset seg-regation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such con-tract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position.

 Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to anticipate correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securi-ties which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its portfo-lio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may in-clude cash, securities of the U.S. Government, its agencies or instrumentali-ties, or an irrevocable letter of credit issued by a bank which meets the in-vestment standards of a Fund, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund ex-ceeds 30% of the value of its total assets. There may be risks of delay in re-ceiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail fi-nancially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This in-vestment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Although each Fund generally seeks to invest for the long term, each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio decisions. Each Fund's port-folio turnover rate is not expected to exceed 400%. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellaneous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in ex-cess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures contracts and futures options. (This borrowing provision is in-cluded solely to facilitate the orderly sale of portfolio securities to ac-commodate abnormally heavy redemption requests and is not for leverage pur-poses.) A Fund will not purchase portfolio securities while borrowings in ex-cess of 5% of its total assets are outstanding;

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Managed Income Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to the Short-Term Government Securities and Intermediate-Term Managed Income Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. Government and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

  4. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

 In addition, the Managed Income Fund may not:

  5. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available; and

  6. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obliga-tions of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks.

                                     * * *

 In addition to the investment limitations described above, as a matter of fun-damental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Short-Term Government Securities and Intermediate-Term Managed Income Funds may not knowingly invest more than 10% of the value of their respective total assets in illiquid securities, including repurchase agreements with re-maining maturities in excess of seven days, restricted securities and other secu-rities for which market quotations are not readily available. This investment policy may be changed by Excelsior Fund's Board of Directors upon reasonable notice to shareholders.

 The Managed Income Fund will not invest more than 25% of the value of its to-tal assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percent-age resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for trading ("Business Day"). Cur-rently, the holidays which Excelsior Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to a Fund, less the liabilities charged to the Fund, by the number of its out-standing Shares.

 Assets in the Funds which are traded on a recognized stock exchange are val-ued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities mar-ket. Securities traded on only over-the-counter markets are valued on the ba-sis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked pric-es. A futures contract is valued at the last sales price quoted on the princi-pal exchange or board of trade on which such contract is traded, or in the ab-sence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value pursuant to guidelines adopted by the Board of Directors. Absent unusual circumstances, portfolio securities ma-turing in 60 days or less are normally valued at amortized cost. The net asset value of Shares in the Funds will fluctuate as the market value of their port-folio securities changes in response to changing market rates of interest and other factors.

 Portfolio securities held by the Intermediate-Term Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Busi-ness Days. In such cases, the net asset value of the Shares may be signifi-cantly affected on days when investors can neither purchase nor redeem a Fund's Shares.

 The Funds' administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators under the general super-vision of the Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organi-zation may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Cus-tomers' purchase and redemption orders with the Funds, CGFSC will send confir-mations of such transactions and periodic account statements directly to Cus-tomers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Excelsior Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder admin-istrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds--Serv-ice Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or ini- tial aggregate investment by a Shareholder Organi-zation investing on behalf of its Customers is $500 per Fund. The minimum sub-sequent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum invest-ment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for re-demption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by in-structing CGFSC by telephone at (800) 446-1012 or by terminal access. Only re-demptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct In-vestors must be paid to the same bank and account as designated on the Appli-cation or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in any Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Ex-celsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers seventeen additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio primarily of equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Tax-Exempt Fund currently offers six portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize over time current income exempt from Federal income taxes, investing primarily in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in four invest-ment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return by investing in a diversified portfolio of equity securities whose growth pros-pects, in the opinion of its investment adviser, appear to exceed that of the overall market;

  Value Equity Fund, a fund seeking long-term capital appreciation by invest-ing in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities; and

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next deter-mined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call at (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the ex-change program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REA-SONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE IN-STRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCEL-SIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. De-tailed information concerning eligibility, service fees and other matters re-lated to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Each Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) prorated to each Fund on the basis of its relative net assets.

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds at the opening of busi-ness on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. Net realized capital gains are distrib-uted at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distri-butions in additional Shares of the Fund on which the dividend or distribution is paid (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income (includ-ing interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capi-tal loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to a Fund's shareholders who are not currently ex-empt from Federal income taxes, whether such income is received in cash or re-invested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends re-ceived deduction for corporations will apply to such distributions to the ex-tent of the total qualifying dividends received by a Fund from domestic corpo-rations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by a Fund will be eligible for the dividends re-ceived deduction.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholder has held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to re-duce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of deter-mining gain or loss, but may be included (subject to the limitation) in the tax basis of the new Shares.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S.
Trust Connecticut had approximately $    billion in aggregate assets under
management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of each Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Short-Term Government Securities Fund's portfolio manager, G. Michael O'Neil, III, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. O'Neil, a Senior Vice President and Manager of Money Market Investments at U.S. Trust, has been with U.S. Trust since 1989 and has been the Fund's portfolio manager since December 1996.

 The Intermediate-Term Managed Income and Managed Income Funds' portfolio man-ager, Henry M. Milkewicz, is the person primarily responsible for the day-to-day management of the Funds' investment portfolios. Mr. Milkewicz, a Senior Vice President and Senior Fixed Income Portfolio Manager of U.S. Trust, has been with U.S. Trust since 1986 and has been the Intermediate-Term Managed In-come Fund's portfolio manager since its inception and the Managed Income Fund's portfolio manager since 1986.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Government Securities Fund, .35% of the average daily net assets of the Intermediate-Term Managed Income

Fund, and .75% of the average daily net assets of the Managed Income Fund. The advisory fee rate payable by the Managed Income Fund is higher than the rate payable by most mutual funds. The Board of Directors believes based on infor-mation supplied to it by the Investment Adviser that this fee is comparable to the rate paid by many other funds with similar investment objectives and poli-cies and is appropriate for the Fund in light of its investment objective and policies.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received advisory fees at the
effective annual rates of   %,   % and   % of the average daily net assets of
the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively. For that same period, U.S. Trust New York
waived advisory fees at the effective annual rates of   %,   % and   % of the
average daily net assets of the Short-Term Government Securities, Intermedi-ate-Term Managed Income and Managed Income Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
         NET ASSETS OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT
               FUND AND EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
                         EXCELSIOR FUND AND
                   EXCELSIOR INSTITUTIONAL TRUST)                     ANNUAL FEE
         --------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate
administration fee at the effective annual rates of   %,   % and   % of the
average daily net assets of the Short-Term Government Securities, Intermedi-ate-Term Managed Income and Managed Income Funds, respectively, and waived ad-ministration fees at the effective annual rates of %, % and % of the av-erage daily net assets of such respective Funds.

SERVICE ORGANIZATIONS

 Excelsior Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, a Fund will pay the Service Organi-zation an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds-Service Organizations," may include assisting in processing purchase, exchange and redemption re-quests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connec-tion with a Customer's investment. Until further notice, the Investment Ad-viser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class D, Class S and Class T Common Stock repre-sent interests in the Managed Income, Short-Term Government Securities and In-termediate-Term Managed Income Funds, respectively.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the Fund, and is entitled to such dividends and distribu-tions out of the income earned on the assets belonging to such Fund as are de-clared in the discretion of Excelsior Fund's Board of Directors.

 Shareholders are entitled to one vote for each full Share held, and frac-tional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's out-standing shares on behalf of their customers.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 Chase may enter into an international sub-custodian agreement with a third party providing for the custody of foreign securities held by the Funds.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

 Each Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semian-nual basis.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to com-pare an investment in the Funds with bank deposits, savings accounts and simi-lar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the per-formance and yield are generally functions of the kind and quality of the in-struments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with re-spect to accounts of Customers that have invested in Shares will not be in-cluded in calculations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:     FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                              Excelsior Funds c/o Chase Global Funds
  c/o Chase Global Funds Services Company      Services Company--Transfer Agent 73
  P.O. Box 2798                                Tremont Street Boston, MA 02108-3913
  Boston, MA 02208-2798

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

                           CHASE GLOBAL FUNDS SERVICES COMPANY
      [LOGO]               CLIENT SERVICES                           NEW
     EXCELSIOR             P.O. Box 2798                             ACCOUNT
 TAX-EXEMPT FUNDS, INC.    Boston, MA 02208-2798                     APPLICATION
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------

    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor

    [_] Other _______________________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.


    ------------------------------        -----------------------------
    Name(s) (please print)                Social Security # or Taxpayer
                                          Identification #
    ------------------------------
    Name                                  (   )
                                          -----------------------------
    ------------------------------        Telephone #
    Address

    ------------------------------        [_] U.S. Citizen
    City/State/Zip Code                   [_] Other (specify) ________________

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                  INITIAL INVESTMENT                                     INITIAL INVESTMENT
     [_] Short-Term Government                         [_] Intermediate-Term Managed
         Securities Fund          $ ____________ 823       Income Fund                   $ ____________  824
     [_] Managed Income Fund      $ ____________ 805   [_] Other _________________       $ ____________

                                                       TOTAL INITIAL INVESTMENT:         $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the amount of
    by wire, you must      $ _____ payable to "Excelsior Funds."
    obtain a Bank Wire     B. BY WIRE: A bank wire in the amount of $______
    Control Number. To     has been sent to the Fund from _________________
    do so, please call     _____________________            Name of Bank
    (800) 446-1012 and     Wire Control Number
    ask for the Wire
    Desk.

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional
    shares unless appropriate boxes below are checked:
    All dividends are to be        [_] reinvested     [_] paid in cash
    All capital gains are to be    [_] reinvested     [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION
    [_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Institutional Trust, CGFSC and their directors, trustees, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

    I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange. [_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

    SPECIAL PURCHASE AND REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

    AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
    I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the Excelsior Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

    Title on Bank Account*____________________________________________________

    Name of Bank _____________________________________________________________

    Bank A.B.A. Number ___________________  Account Number ___________________

    Bank Address _____________________________________________________________

    City/State/Zip Code ______________________________________________________
    (attach voided check here)

    A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.
    * TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FROM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

  X __________________________________    Date _______________________________
  Owner Signature

  X __________________________________    Date _______________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ------------------------------------  --------------------------------------
  Investment Dealer's Name              Source of Business Code

  ------------------------------------  --------------------------------------
  Main Office Address                   Branch Number

  ------------------------------------  --------------------------------------
  Representative's Number               Representative's Name

  ------------------------------------  --------------------------------------
  Branch Address                        Telephone

  ------------------------------------  --------------------------------------
  Investment Dealer's Authorized        Title
  Signature

                        CHASE GLOBAL FUNDS SERVICES COMPANY
      [LOGO]            CLIENT SERVICES                       SUPPLEMENTAL
     EXCELSIOR          P.O. Box 2798                         APPLICATION
TAX-EXEMPT FUNDS INC.   Boston, MA 02208-2798                 SPECIAL INVESTMENT AND
                        (800) 446-1012                        WITHDRAWAL OPTIONS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
--------------------------------------------------------------------------------

    Fund Name ________________________  Account Number _____________________
                                        Social Security or Taxpayer ID
    Owner Name _______________________  Number _____________________________
    Street Address ___________________  City, State, Zip Code ______________
    Resident of [_] U.S. [_] Other ___  [_] Check here if this is a change of address

--------------------------------------------------------------------------------
    DISTRIBUTION OPTIONS  (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
         All dividends are to be      [_] reinvested     [_] paid in cash
         All capital gains are to be  [_] reinvested     [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                      Name of Your Bank ____________________
    Name _______________________      Bank Account Number __________________
    Address ____________________      Address of Bank ______________________
    City, State, Zip Code __________________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________      Account No. __________________________
               (Fund)
    To: ________________________      Account No. __________________________
               (Fund)

-------------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN    [_] YES   [_] NO
-------------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
--------------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                    AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    BANK AUTHORIZATION
--------------------------------------------------------------------------------

    __________________   ______________________   ____________________________
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------------  --------------------------------------
    Account Holder's Name               Joint Account Holder's Name

    X ___________________  ___________  X ____________________  ______________
          Signature        Date                Signature        Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN[_] YES[_] NONOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of January, April,
  July and October      [_] Other___________________________

 (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $ ___________________________________

  Please make
  check payable
  to: (To be
  completed only
  if redemption              Recipient ________________________________
  proceeds to be             Street Address ___________________________
  paid to other              City, State, Zip Code ____________________
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                      X
  ----------------------------------     ------------------------------------
  Signature                              Signature

  ----------------------------------     ------------------------------------
  Signature Guarantee* (if applicable)   Signature Guarantee* (if applicable)

  X                                      X
  ---------------------------------      ------------------------------------
  Signature                              Signature

  -------------------------------        ------------------------------------
  Signature Guarantee* (if applicable)   Signature Guarantee* (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  10
INVESTMENT LIMITATIONS.....................................................  14
PRICING OF SHARES..........................................................  16
HOW TO PURCHASE AND REDEEM SHARES..........................................  17
INVESTOR PROGRAMS..........................................................  21
DIVIDENDS AND DISTRIBUTIONS................................................  24
TAXES......................................................................  25
MANAGEMENT OF THE FUNDS....................................................  26
DESCRIPTION OF CAPITAL STOCK...............................................  28
CUSTODIAN AND TRANSFER AGENT...............................................  29
PERFORMANCE AND YIELD INFORMATION..........................................  29
MISCELLANEOUS..............................................................  30
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  31

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTFXIP897

                                    [LOGO]
                                  EXCELSIOR
                             TAX-EXEMPT FUNDS INC.

                     SHORT-TERM GOVERNMENT SECURITIES FUND

                     INTERMEDIATE-TERM MANAGED INCOME FUND

                              MANAGED INCOME FUND


                                   Prospectus
                                 August 1, 1997

                             CROSS-REFERENCE SHEET
                    --------------------------------------

                             EXCELSIOR FUNDS, INC.
                 (Blended Equity, Income and Growth, Value and
                               Restructuring and
                               Small Cap Funds)


Form N-1 Part A, Item                            Prospectus Caption
--------------------------------------  --------------------------------------

1.   Cover Page.............................    Cover Page

2.   Synopsis...............................    Prospectus Summary
                                                Expense Summary;
                                                Financial Highlights

3.   Condensed Financial Information........    Performance
                                                Information

4.   General Description of Registrant......    Prospectus Summary;
                                                Investment
                                                Objectives and
                                                Policies; Portfolio
                                                Instruments and
                                                Other Investment
                                                Information;
                                                Investment
                                                Limitations

5.   Management of the Fund.................    Management of the
                                                Funds; Custodian and
                                                Transfer Agent
5A.  Management's Discussion of Fund
        Performance.........................    Not Applicable

6.   Capital Stock and
        Other Securities....................    How to Purchase and
                                                Redeem Shares;
                                                Dividends and
                                                Distribution;
                                                Taxes; Description
                                                of Capital Stock;
                                                Miscellaneous

7.   Purchase of Securities
         Being Offered.......................   Pricing of Shares;
                                                How to Purchase and
                                                Redeem Shares;
                                                Investor Programs

8.   Redemption or Repurchase.................  How to Purchase and
                                                Redeem Shares

9.   Pending Legal Proceedings................  Inapplicable

                                                             [LOGO OF EXCELSIOR
                                                              FUNDS INC]
A Management Investment Company

--------------------------------------------------------------------------------
Equity Funds                     For initial purchase information, current
73 Tremont Street                prices, performance information and existing
Boston, MA 02108-3913            account information, call (800) 446-1012.
                                 (From overseas, call (617) 557-8280.)
--------------------------------------------------------------------------------

This Prospectus describes a series of shares ("Shares") offered by several sep-arate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.), an open-end, management investment company. Excelsior Fund also issues an additional series of shares in certain of the portfolios ("Trust Shares") which are offered under a separate prospec-tus. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 BLENDED EQUITY FUND seeks long-term capital appreciation by investing in com-panies believed by the Investment Adviser to represent good long-term values not currently recognized in the market prices of their securities.

 INCOME AND GROWTH FUND seeks moderate current income with capital appreciation as a secondary goal by investing in common stock, preferred stock and securi-ties convertible into common stock.

 VALUE AND RESTRUCTURING FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from their re-structuring or redeployment of assets and operations in order to become more competitive or profitable.

 SMALL CAP FUND seeks long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDER-ALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $ billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests in equity securities. The Income and Growth Fund also may invest significantly in bonds. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio In-struments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of each Fund. Because the Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Because the Income and Growth Fund also invests in bonds and other fixed-income securities, it will also be affected directly by fluctuations in interest rates and the credit markets. Investments in non-investment grade obligations may subject the Income and Growth Fund to increased risk of loss upon default. Such secu-rities are generally unsecured, are often subordinated debt and are often is-sued by entities with high levels of indebtedness and that are more sensitive to adverse economic conditions. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio se-curities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ulti-mately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

  The following table summarizes the expenses borne by the Shares offered un-der this Prospectus.

                                                          BUSINESS
                                   BLENDED             AND INDUSTRIAL
                                   EQUITY  INCOME AND  RESTRUCTURING  EARLY LIFE
                                    FUND   GROWTH FUND      FUND      CYCLE FUND
                                   ------- ----------- -------------- ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load (as a percent-
 age of offering price)..........   None      4.50%         None         None
Sales Load on Reinvested Divi-
 dends...........................   None       None         None         None
Deferred Sales Load..............   None       None         None         None
Redemption Fees/1/...............   None       None         None         None
Exchange Fees....................   None       None         None         None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory Fees (after fee waiv-
 ers)/2/.........................      %       .69%            %            %
12b-1 Fees.......................   None       None         None         None
Other Operating Expenses
 Administrative Servicing Fee/2/.      %       .06%            %            %
 Other Expenses/2/ (after fee
  waivers).......................      %       .30%            %            %
                                    ----      -----         ----         ----
Total Operating Expenses (after
 fee waivers)/2/ ................      %      1.05%            %            %
                                    ====      =====         ====         ====

-------
1. The Fund's transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administra-tors intend to voluntarily waive fees in an amount equal to the Administra-tive Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for Shares of each of the Value and Industrial Restructur-ing and Small Cap Funds (collectively, the "Theme Funds") to maintain an annual expense ratio of not more than .99%. Without such fee waivers, "Ad-visory Fees" would be .75%, .75%, .60% and .60%, and "Total Operating Ex-
   penses" would be   %,   %,   % and   % for the Blended Equity, Income and
   Growth, Value and Restructuring and Small Cap Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Blended Equity Fund.............................  $       $      $        $
Income and Growth Fund..........................
Value and Restructuring Fund....................
Small Cap Fund..................................

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advi-sory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" and "Description of Capital Stock" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                             FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

  The Blended Equity, Value and Restructuring, and Small Cap Funds offer two separate series of shares--Trust Shares and shares of another series offered under this Prospectus. Trust Shares and the Shares offered under this Prospec-tus represent equal pro rata interests in each such Fund, except that Trust Shares bear the additional expense of distribution fees. See "Description of Capital Stock."

                           BLENDED EQUITY FUND

                       (FORMERLY, THE EQUITY FUND)

                                                     YEAR ENDED MARCH 31,
                          -----------------------------------------------------------------------------------
                           1997   1996     1995     1994     1993     1992    1991    1990    1989     1988
                          ------ -------  -------  -------  -------  ------  ------  ------  ------  --------
Net Asset Value,
 Beginning of Period....  $      $ 21.40  $ 19.17  $ 18.77  $ 16.28  $14.13  $13.87  $13.22  $11.32  $  13.56
                          ------ -------  -------  -------  -------  ------  ------  ------  ------  --------
Income From Investment
 Operations
 Net Investment Income..            0.12     0.07     0.05     0.08    0.13    0.28    0.34    0.19      0.15
 Net Gains or (Losses)
  on Securities
  (both realized and
  unrealized)...........            5.21     2.67     1.16     3.01    2.23    0.39    1.26    1.88     (1.63)
                          ------ -------  -------  -------  -------  ------  ------  ------  ------  --------
 Total From Investment
  Operations............            5.33     2.74     1.21     3.09    2.36    0.67    1.60    2.07     (1.48)
                          ------ -------  -------  -------  -------  ------  ------  ------  ------  --------
Less Distributions
 Dividends From Net
  Investment Income.....           (0.11)   (0.04)   (0.08)   (0.09)  (0.21)  (0.23)  (0.34)  (0.17)    (0.14)
 Dividends in Excess of
  Net Investment Income.            0.00     0.00     0.00     0.00    0.00    0.00    0.00    0.00      0.00
 Distributions From Net
  Realized Gain on
  Investments and
  Options...............           (2.19)   (0.47)   (0.39)   (0.51)   0.00   (0.18)  (0.61)   0.00     (0.62)
 Distributions in Excess
  of Net Realized Gain
  on Investments and
  Options...............            0.00     0.00    (0.34)    0.00    0.00    0.00    0.00    0.00      0.00
                          ------ -------  -------  -------  -------  ------  ------  ------  ------  --------
 Total Distributions....           (2.30)   (0.51)   (0.81)   (0.60)  (0.21)  (0.41)  (0.95)  (0.17)    (0.76)
                          ------ -------  -------  -------  -------  ------  ------  ------  ------  --------
Net Asset Value, End of
 Period.................  $      $ 24.43  $ 21.40  $ 19.17  $ 18.77  $16.28  $14.13  $13.87  $13.22  $  11.32
                          ====== =======  =======  =======  =======  ======  ======  ======  ======  ========
Total Return/1/ ........       %  26.45%   14.65%    6.54%   19.26%  16.87%   5.11%  11.98%  18.52%  (11.24)%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $      $188.57  $137.42  $122.26  $106.14  $71.62  $29.87  $25.98  $17.61  $  13.58
 Ratio of Net Operating
  Expenses to Average
  Net Assets............       %   1.05%    1.05%    1.14%    1.08%   1.15%   1.23%   1.22%   1.16%     1.16%
 Ratio of Gross
  Operating Expenses to
  Average
  Net Assets/2/ ........       %   1.12%    1.08%    1.14%    1.08%   1.15%   1.23%   1.22%   1.16%     1.16%
 Ratio of Net Investment
  Income to Average
  Net Assets............       %   0.55%    0.36%    0.25%    0.51%   0.87%   2.21%   2.45%   1.62%     1.26%
 Portfolio Turnover
  Rate..................       %   27.0%    23.0%    17.0%    24.0%   20.0%   41.0%   53.0%   46.0%     67.0%

-------
NOTES:

1. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             INCOME AND GROWTH FUND

                                                        YEAR ENDED MARCH 31,
                          ------------------------------------------------------------------------------------------
                           1997    1996     1995    1994    1993    1992    1991     1990    1989    1988    1987/1/
                          ------- -------  ------  ------  ------  ------  -------  ------  ------  -------  -------
Net Asset Value,
 Beginning of Period....  $       $ 11.82  $11.94  $11.45  $ 9.10  $ 8.36  $  8.84  $ 9.09  $ 8.12  $  8.95  $ 8.00
                          ------- -------  ------  ------  ------  ------  -------  ------  ------  -------  ------
Income From Investment
 Operations
 Net Investment Income..             0.39    0.38    0.31    0.27    0.30     0.29    0.40    0.28     0.44    0.06
 Net Gains or (Losses)
  on Securities
  (both realized and
  unrealized)...........             2.61    0.26    0.46    2.43    0.72    (0.43)   0.19    1.15    (0.93)   0.89
                          ------- -------  ------  ------  ------  ------  -------  ------  ------  -------  ------
 Total From Investment
  Operations............             3.00    0.64    0.77    2.70    1.02    (0.14)   0.59    1.43    (0.49)   0.95
                          ------- -------  ------  ------  ------  ------  -------  ------  ------  -------  ------
Less Distributions
 Dividends From Net
  Investment Income.....            (0.31)  (0.35)  (0.27)  (0.35)  (0.28)   (0.34)  (0.39)  (0.46)   (0.21)   0.00
 Dividends in Excess of
  Net Investment Income.             0.00    0.00    0.00    0.00    0.00     0.00    0.00    0.00     0.00    0.00
 Distributions From Net
  Realized Gain on
  Investments and
  Options...............            (0.06)  (0.41)  (0.01)   0.00    0.00     0.00   (0.45)   0.00    (0.13)   0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments and
  Options...............             0.00    0.00    0.00    0.00    0.00     0.00    0.00    0.00     0.00    0.00
                          ------- -------  ------  ------  ------  ------  -------  ------  ------  -------  ------
 Total Distributions....            (0.37)  (0.76)  (0.28)  (0.35)  (0.28)   (0.34)  (0.84)  (0.46)   (0.34)   0.00
                          ------- -------  ------  ------  ------  ------  -------  ------  ------  -------  ------
Net Asset Value, End of
 Period.................  $       $ 14.45  $11.82  $11.94  $11.45  $ 9.10  $  8.36  $ 8.84  $ 9.09  $  8.12  $ 8.95
                          ======= =======  ======  ======  ======  ======  =======  ======  ======  =======  ======
Total Return/2/.........        %  25.83%   5.74%   6.69%  30.45%  12.42%  (1.30%)   6.14%  18.36%  (5.43%)  11.88%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $       $127.50  $99.93  $96.68  $51.30  $23.25  $ 19.59  $23.66  $14.62  $  6.66  $ 3.71
 Ratio of Net Operating
  Expenses to Average
  Net Assets............        %   1.05%   1.06%   1.17%   1.15%   1.23%    1.28%   1.24%   1.22%    1.27%   1.13%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/4/.        %   1.11%   1.09%   1.17%   1.15%   1.23%    1.28%   1.24%   1.22%    1.27%   1.84%/3/
 Ratio of Net Investment
  Income to Average Net
  Assets................        %   2.95%   3.31%   2.77%   2.76%   3.52%    3.64%   4.47%   4.09%    6.20%   4.25%/3/
 Portfolio Turnover
  Rate..................        %   22.0%   36.0%   28.0%   28.0%   81.0%   148.0%   29.0%   24.0%    27.0%    7.0%/3/

-------
NOTES:
1. Inception date of the Fund was January 6, 1987.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       VALUE AND RESTRUCTURING FUND

        (FORMERLY, THE BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)

                                  YEAR ENDED MARCH 31,
                               -----------------------------    PERIOD ENDED
                                1997   1996    1995    1994   MARCH 31, 1993/1/
                               ------ ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period....................... $      $10.55  $ 9.64  $ 7.71       $  7.00
                               ------ ------  ------  ------       -------
Income From Investment
 Operations
  Net Investment Income.......          0.10    0.07    0.06          0.02
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)............          3.71    1.02    1.96          0.69
                               ------ ------  ------  ------       -------
  Total From Investment
   Operations.................          3.81    1.09    2.02          0.71
                               ------ ------  ------  ------       -------
Less Distributions
  Dividends From Net
   Investment Income..........         (0.09)  (0.06)  (0.07)         0.00
  Dividends in Excess of Net
   Investment Income..........          0.00    0.00    0.00          0.00
  Distributions From Net
   Realized Gain on
   Investments and Options....         (0.24)  (0.12)  (0.02)         0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options....          0.00    0.00    0.00          0.00
                               ------ ------  ------  ------       -------
  Total Distributions.........         (0.33)  (0.18)  (0.09)         0.00
                               ------ ------  ------  ------       -------
Net Asset Value, End of
 Period....................... $      $14.03  $10.55  $ 9.64       $  7.71
                               ====== ======  ======  ======       =======
Total Return/2/...............      % 36.48%  11.49%  26.40%         10.14%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............. $      $74.05  $30.18  $14.44       $  1.94
  Ratio of Net Operating
   Expenses to Average
   Net Assets.................      %  0.91%   0.98%   0.99%          0.99%/3/
  Ratio of Gross Operating
   Expenses to Average
   Net Assets/4/..............      %  0.95%   1.08%   1.73%          5.85%3
  Ratio of Net Investment
   Income to Average
   Net Assets.................      %  0.88%   0.83%   0.77%          2.48%/3/
  Portfolio Turnover Rate.....      %  56.0%   82.0%   75.0%       9.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              SMALL CAP FUND

                   (FORMERLY, THE EARLY LIFE CYCLE FUND)

                                 YEAR ENDED MARCH 31,
                            --------------------------------    PERIOD ENDED
                             1997   1996     1995     1994    MARCH 31, 1993/1/
                            ------ -------  -------  -------  -----------------
Net Asset Value, Beginning
 of Period................. $      $  9.77  $  8.66  $  7.40        $7.00
                            ------ -------  -------  -------        -----
Income From Investment
 Operations
  Net Investment Income....          (0.02)   (0.02)   (0.01)        0.00
  Net Gains or (Losses) on
   Securities (both
   realized and
   unrealized).............           1.72     1.31     1.36         0.40
                            ------ -------  -------  -------        -----
  Total From Investment
   Operations..............           1.70     1.29     1.35         0.40
                            ------ -------  -------  -------        -----
Less Distributions
  Dividends From Net
   Investment Income.......           0.00     0.00     0.00         0.00
  Dividends in Excess of
   Net Investment Income...           0.00     0.00     0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options.          (0.69)   (0.18)   (0.09)        0.00
  Distributions in Excess
   of Net Realized Gain on
   Investments and Options.           0.00     0.00     0.00         0.00
                            ------ -------  -------  -------        -----
  Total Distributions......          (0.69)   (0.18)   (0.09)        0.00
                            ------ -------  -------  -------        -----
Net Asset Value, End of
 Period.................... $      $ 10.78  $  9.77  $  8.66        $7.40
                            ====== =======  =======  =======        =====
Total Return/2/............      %  18.29%   15.16%   18.27%        5.71%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)........... $      $ 78.06  $ 47.78  $ 24.95        $5.51
  Ratio of Net Operating
   Expenses to Average
   Net Assets..............      %   0.90%    0.96%    0.95%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/...............      %   0.98%    1.04%    1.15%        2.70%/3/
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets..............      % (0.17)%  (0.23)%  (0.25)%        0.12%/3/
  Portfolio Turnover Rate..      %   38.0%    42.0%    20.0%         4.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's ap-proach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify funda-mental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other "longer-term investment themes" to identify investment opportunities. The Investment Adviser believes these longer-term themes represent strong and inexorable trends. The Investment Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding shares of such Fund.

BLENDED EQUITY FUND

 The Blended Equity Fund's investment objective is to seek long-term capital appreciation. The Blended Equity Fund invests in companies which the Invest-ment Adviser believes have value currently not recognized in the market prices of the companies' securities. The Investment Adviser uses the investment phi-losophy, strategies and themes discussed above to identify such investment values and to diversify the Fund's investments over a variety of industries and types of companies. See "Investment Policies Common to the Blended Equity Fund and the Theme Funds" for a discussion of various investment policies ap-plicable to the Blended Equity Fund.

THEME FUNDS

 Two Theme Funds are offered having the common investment objective of long-term capital appreciation. As noted above, these Theme Funds are based on themes identified and followed by the Investment Adviser. Each Theme Fund's key policies are discussed below. Additional policies common to both Theme Funds are discussed after this section.

 VALUE AND RESTRUCTURING FUND--invests in companies which the Investment Ad-viser believes will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. Such compa-nies may include those involved in prospective mergers, consolidations, liqui-dations, spin-offs, financial restructurings and reorganizations. The business activities of such companies are not limited in any way. Under normal condi-tions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph. The Investment Adviser's focus is to find companies whose restructuring activities offer significant value and in-vestment potential. For the past several years, leveraged buy-outs and mergers have been prominent trends. Currently, a great deal of value is being created as companies deleverage, recapitalize, and rationalize their operations in or-der to increase profitability. There is risk in these types of investments. For example, should a company be unsuccessful in reducing its debt, it may be forced into default on its debt, increasing its debt or bankruptcy.

 SMALL CAP FUND--invests primarily in smaller companies which are in the ear-lier stages of their development [or larger or more mature companies engaged in new and higher growth potential operations]. Small cap companies are typi-cally early in their development as companies, yet have demonstrated or are expected to achieve substantial long-term earnings growth. [More mature or larger, established companies may also be positioned for accelerating earnings because of rejuvenated management, new products, new markets for existing products or structural changes in the economy.] In selecting companies for in-vestment, the Investment Adviser looks for innovative companies whose poten-tial has not yet been fully recognized by the securities markets. Under normal conditions, at least 65% of the Fund's total assets will be invested in compa-nies with capitalization of $1 billion or less. The risk and venture oriented nature of such companies naturally entails greater risk for investors when contrasted with investing in more established companies.

INVESTMENT POLICIES COMMON TO THE BLENDED EQUITY FUND AND THE THEME FUNDS

 Under normal market and economic conditions, the Blended Equity and each Theme Fund will invest at least 65% of its total assets in common stock, pre-ferred stock and securities convertible into common stock. Normally, up to 35% of each such Fund's total assets may be invested in other securities and in-struments including, e.g., other investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. During temporary defensive periods or when the Investment Adviser believes that suit-able stocks or convertible securities are unavailable, each Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-qual-ity money market instruments and repurchase agreements collateralized by the foregoing obligations.

 In managing the Blended Equity and Theme Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, consistent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and all Funds will invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. As discussed above, the Small Cap Fund emphasizes such companies. Certain securities owned by the Blended Equity and Theme Funds may be traded only in the over-the-counter mar-ket or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a re-sult, there may be a greater fluctuation in the value of a Fund's Shares, and a Fund may be required, in order to meet redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a pe-riod of time.

 The Blended Equity and Theme Funds may invest in the securities of foreign is-suers. The Funds may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evi-dence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be de-nominated in the same currency as the underlying securities into which they may be converted.

INCOME AND GROWTH FUND

 The Income and Growth Fund has two investment objectives. Its primary invest-ment objective is to seek to provide moderate current income and then, as a secondary objective, to achieve capital appreciation from its investments. In attempting to achieve these two objectives, the Income and Growth Fund invests, during normal market and economic conditions, a substantial portion of its as-sets in common stock, preferred stock and securities convertible into common stock. The Fund's investments in equity securities will be income-oriented, and it is expected that a portion of its assets will be invested on a regular basis in debt obligations.

 The Fund may invest in the securities of foreign issuers. The Fund may also invest indirectly in the securities of foreign issuers through sponsored and unsponsored ADRs. For information on ADRs, see "Investment Policies Common to the Blended Equity Fund and the Theme Funds."

 In managing the equity portion of the Income and Growth Fund, the Investment Adviser will generally select securities that are expected to pay dividends and other distributions which will result in moderate current income when added to the income from the Fund's non-equity investments. As a general matter, the In-vestment Adviser will use the three strategies described above in "U.S. Trust's Investment Philosophy and Strategies"--problem/opportunity, transaction value, and early life cycle. In applying these strategies, however, the Investment Ad-viser will place greater emphasis on the current and anticipated income of par-ticular securities and lesser emphasis on the potential for capital apprecia-tion. As a result, the Income and Growth Fund can be expected to have a rela-tively smaller proportion of its assets invested in common shares of early life cycle companies than the Blended Equity Fund or other Theme Funds. The Invest-ment Adviser may also purchase equity securities for the Income and Growth Fund from time to time without regard to the strategies outlined above if it deter-mines that the purchase is in furtherance of the Fund's investment objectives.

 Debt obligations may be acquired by the Income and Growth Fund to produce in-come and (under certain conditions) capital appreciation, and may include both convertible and non-convertible corporate and government bonds, deben-tures, money market instruments, repurchase agreements collateralized by U.S. Government obligations, and other types of instruments listed in the next par-agraph. Except as stated below, investments in debt obligations will be lim-ited to those that are considered to be investment grade-i.e., debt obliga-tions classified within the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, which are determined by the Investment Adviser to be of comparable quality. However, the Investment Adviser may at any time acquire other, non-investment grade obligations when it believes that their investment characteristics make them desirable acquisitions for the Income and Growth Fund in light of its in-vestment objectives and current portfolio mix, so long as, under normal market and economic conditions, no more than 5% of the Fund's total assets are in-vested in non-investment grade debt obligations. Notwithstanding the forego-ing, the Fund may invest up to 35% of its total assets in non-investment grade convertible debt obligations. Non-investment grade obligations (those that are rated "Ba" or lower by Moody's and, at the same time, "BB" or lower by S&P or unrated obligations), commonly referred to as "junk bonds", have speculative characteristics. Risks associated with lower-rated debt securities are (a) the relative youth and growth of the market for such securities, (b) the sensitiv-ity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legisla-tion may have on the high yield bond market (and, in turn, on the Fund's net asset value and investment practices), and (f) the creditworthiness of the is-suers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to ob-tain additional financing. An economic downturn could also disrupt the market for lower-rated bonds and adversely effect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a debt obligation held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquid-ity of lower-rated securities held by the Fund, especially in a thinly traded market.

 Debt obligations rated "BB," "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "CC" is typically applied to debt subordinated to se-nior debt that is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating, and may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are con-tinued. The rating "CI" is reserved for income bonds on which no interest is being paid. Debt obligations rated "D" are in default, and payments of inter-est and/or repayment of principal is in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's has a similar classification scheme for non-investment grade debt obligations. Debt obliga-tions rated "Ba," "B," "Caa," "Ca" and "C" provide questionable protection of interest and principal. The rating "Ba" indicates that a debt obligation has some speculative characteristics. The rating "B" indicates a general lack of characteristics of desirable investment. Debt obligations rated "Caa" are of poor quality, while debt obligations rated "Ca" are considered highly specula-tive. "C" represents the lowest rated class of debt obligations. Moody's ap-plies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" re-flects a mid-range ranking; and the modifier "3" indicates that the security ranks at the lower end of its generic rating category.

 In addition, the Income and Growth Fund may invest up to 10% of its total as-sets in other types of instruments, including warrants, options and other rights to purchase securities; liquidating trust receipts; limited partnership interests; certificates of beneficial ownership; creditor claims; and loan participations. Such instruments may represent ownership or creditor interests in a wide range of assets or businesses, and may be acquired by the Income and Growth Fund for either income purposes (as would normally be the case with in-struments such as liquidating trust receipts) or capital appreciation (as would be the case with warrants and options). In certain instances, there may be no established market for such instruments. The Income and Growth Fund will, however, at no time invest more than 10% of the value of its net assets in securities that are illiquid or for which market quotations are not readily available. Further, certain of these instruments may have speculative charac-teristics. For example, certain instruments may be issued by companies that are insolvent or have otherwise defaulted on their debt obligations. Such com-panies may be involved in bankruptcy reorganization proceedings. Warrants and options acquired by the Income and Growth Fund are subject to the possible loss of the entire premium paid by the Fund if the market price of the under-lying security falls below the exercise price. The Investment Adviser will purchase such obligations only when it determines that the potential return justifies the attendant risks. The investment features of the foregoing in-struments and investment risks involving their acquisition are described fur-ther in the Statement of Additional Information. Additionally, some of the instruments described above may not be "securities" or may not produce quali-fying income for purposes of the provisions of the Internal Revenue Code of 1986, as amended, applicable to investment companies. See "Taxes--Federal" be-low for a discussion of such provisions.

RISK FACTORS

 Each Fund is subject to market risk, interest rate risk and in some cases in-dustry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes. Factors affecting debt securities will affect all of the Funds' debt holdings.


 Smaller capitalized companies may have limited product lines, markets, or fi-nancial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger capitalized or more established companies, both because their se-curities typically are traded in lower volume and because the issuers typi-cally are subject to a greater degree to changes in their earnings and prospects.

 All Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substan-tially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and a Fund might have greater dif-ficulty taking appropriate legal action in a foreign court. Dividends and in-terest payable on a Fund's foreign portfolio securities may be subject to for-eign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Blended Equity and Theme Funds' shares may be suitable only for those invest-ors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 5 below under "Investment Limitations"). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Investment Limitations."

GOVERNMENT OBLIGATIONS

 All Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit

Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal Na-tional Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Mari-time Administration.

REPURCHASE AGREEMENTS

 In order to effectively manage their cash holdings, the Funds may enter into repurchase agreements. Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturi-ties in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, how-ever, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its portfo-lio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may in-clude cash, securities of the U.S. Government, its agencies or instrumentali-ties, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all out-standing loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the bor-rower of the securities fail financially. However, loans are made only to bor-rowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Income and Growth and Theme Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corpora-tion in an amount not exceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particu-lar securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase trans-actions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggre-gate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund ef-fects a closing purchase transaction by purchasing an option of the same se-ries. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

 The Theme Funds may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized ex-changes or in other established financial markets.

 The Theme Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Theme Funds will engage in futures transac-tions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation require-ments to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" an options or futures posi-tion generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, im-mediately after any such transaction, the aggregate initial margin that is re-quired to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the under-lying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the op-tion. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures con-tract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-qual-ity, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Income and Growth Fund may also purchase securities of unit investment trusts registered with the SEC as investment companies. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not ex-ceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment objectives.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is deter-mined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions re-sulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                            INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately af-ter such purchase more than 5% of the value of its total assets would be in-vested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

  3. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Income and Growth Fund may purchase or hold creditor claims, loan participations and other instruments in accordance with its investment objectives and policies; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Blended Equity and In-come and Growth Funds, there is no limitation with respect to securities is-sued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to each Theme Fund, there is no limitation with respect to secu-rities issued or guaranteed by the U.S. Government, and (c) neither all fi-nance companies, as a group, nor all utility companies, as a group, are con-sidered a single industry for purposes of this policy.

 Each of the Blended Equity and Income and Growth Funds may not:

  5. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase
 (i) more than 5% of the value of its total assets would be invested in obli-gations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks; and

  6. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

                                     * * *

 In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Theme Funds may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institu-tion or domestic branch of a foreign bank; or (ii) more than 20% of their re-spective total assets would be invested in foreign branches of financial insti-tutions or in domestic branches of foreign banks. The Theme Funds may not knowingly invest more than 10% of the value of their respective total assets in illiquid securities, including repurchase agreements with remaining matu rities in excess of seven days, restricted securities and other securi-ties for which market quotations are not readily available. These investment policies may be changed by Excelsior Fund's Board of Directors upon reasonable notice to shareholders.

 The Blended Equity and Income and Growth Funds will not invest more than 25% of the value of their respective total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percent-age resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Ex-change (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the In-vestment Adviser are open for trading ("Business Day"). Currently, the holi-days which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Co-lumbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to its Shares, less the liabilities allocable to its Shares, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national secu-rities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quo-tations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Invest-ments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pric-ing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organi-zation may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Cus-tomers' purchase and redemption orders with the Funds, CGFSC will send confir-mations of such transactions and periodic account statements directly to Cus-tomers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Excelsior Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations").

Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such pur-chases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In-vestors may also purchase Shares directly from the Distributor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Re-serve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Invest-ors making subsequent investments by wire should follow the above instruc-tions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for au-tomatic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their invest-ments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Or-ganizations to transmit redemption orders to CGFSC and credit such Customer ac-counts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Share-holder Organizations or Institutional Investors is imposed by Excelsior Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment adviser or certified fi-nancial planner for further information on transaction fees. Investors may re-deem all or part of their Shares in accordance with any of the procedures de-scribed below (these procedures also apply to Customers of Shareholder Organi-zations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by in-structing CGFSC by telephone at (800) 446-1012 or by terminal access. Only re-demptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct In-vestors must be paid to the same bank and account as designated on the Appli-cation or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DIS-TRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACT-ING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Fund or Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") or for Trust Shares of Excel-sior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 16 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and entertainment media;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Tax-Exempt Fund currently offers six portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize over time current income exempt from Federal income taxes, investing primarily in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York in vestors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in four invest-ment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market;

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities; and

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EX-CELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280.)

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions de-scribed above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information con-cerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursu-ant to retirement plans if such plans are offered by their Shareholder Organi-zations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid quarterly. For dividend purposes, a Fund's investment income is reduced by ac-crued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Shares will be reduced by the amount of other expenses allocated to such se-ries. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or cor-respondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and dis-tributions in additional Shares of the Fund on which the dividend or distribu-tion is paid (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distri-butions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to re-duce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross in-come of each Fund must be derived from dividends, interest, payments with re-spect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such in-come is attributable to items of income which would have been qualifying in-come if realized by the Fund in the same manner as by the partnership or trust. Some of the investments that the Income and Growth Fund may make (such as liquidating trust receipts and creditor claims) may not be securities or may not produce qualifying income. Therefore, it may be necessary for the In-vestment Adviser to restrict the investments of that Fund to ensure that non-qualifying income does not exceed 10% of that Fund's total gross income for a taxable year.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S.
Trust Connecticut had approximately $    billion in aggregate assets under
management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Tower, Stamford, CT 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Blended Equity Fund's portfolio manager, David A. Tillson, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Tillson, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 1993, and has been the Fund's portfolio manager since December 1994. Prior to joining U.S. Trust, Mr. Tillson was the founder and President of TDA Capital Management Company, and a Senior Vice President of Matrix Asset Advisors until 1993. He was also a Vice President and Senior Portfolio Manager with V C S & O Asset Management until 1990.

 The Income and Growth Fund portfolio manager, Richard L. Bayles, is the per-son primarily responsible for the day-to-day management of the investment portfolio. Mr. Bayles, a Senior Vice President and Senior Portfolio Manager of U.S. Trust, has been with U.S. Trust since 1990 and has been the Income and Growth Fund's portfolio manager since 1990. Prior to his reassociation with U.S. Trust, Mr. Bayles was a Managing Director at John W. Bristol and Company, an investment advisory firm, from 1987 to 1990.

 The Value and Restructuring Fund's portfolio manager, David J. Williams, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Williams, Senior Vice President, Department Manager and Senior Portfolio Manager of the Personal Equity and Balanced Investment Division of U.S. Trust, has been with U.S. Trust since 1987 and has been the Fund's portfolio manager since its inception.

 The Small Cap Fund's portfolio co-manager is Jay B. Springer. Mr. Springer, a Managing Director and Senior Portfolio Manager at U.S. Trust, has been with U.S. Trust since June 1983 and has been the Fund's portfolio manager since January 1997.

 The Small Cap Fund's portfolio co-manager is Diana L. Chaney. Ms. Chaney, a Vice President at U.S. Trust, has been with U.S. Trust since May 1995 and was previously with Smith Barney Investment Advisers where she was Director of Money Management from 1987 to 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of: .75% of the average daily net assets of the Blended Equity and the Income and Growth Funds; and
 .60% of the average daily net assets of each Theme Fund. The advisory fee rates payable by the Blended Equity and Income and Growth Funds are higher than the rates payable by most mutual funds. The Board of Directors believes, based on information supplied to it by the Investment Adviser, that these fees are comparable to the rates paid by many other funds with similar investment objectives and policies and are appropriate for the Funds in light of their investment objectives and policies.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the
effective annual rates of    %,    %,    %, and    % of the average daily net
assets of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S Trust New York waived
advisory fees at the effective annual rates of    %,    %,    %, and    % of
the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
      OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR
           INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL             ANNUAL
    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)      FEE
    ---------------------------------------------------------------     ------
first $200 million..................................................... .200%
next $200 million...................................................... .175%
over $400 million...................................................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997 CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Feder-ated Administrative Services and U.S. Trust New York received an aggregate ad-
ministration fee at the effective annual rates of    %,    %,    %, and    %
of the average daily net assets of the Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively, and waived administration
fees at the effective annual rates of    %,    %,    % and    % of the average
daily net assets of such respective Funds.

SERVICE ORGANIZATIONS

 Excelsior Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, a Fund will pay the Service Organi-zation an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption re-quests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connec-tion with a Customer's investment. Until further notice, the Investment Ad-viser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, un-derwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpreta-tions of Federal law discussed in this paragraph and banks and financial in-stitutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the Blended Equity, Income and Growth, Small Cap and Value and Restructuring Funds. In addition to the Shares offered under this Prospectus, Excelsior Fund offers a separate series of shares des-ignated as Trust Shares representing interests in the Blended Equity, Value and Restructuring and Small Cap Funds. Trust Shares have different expenses than the Shares offered under this Prospectus, which may affect performance. Call (800) 446-1012 for information regarding each of those Fund's Trust Shares, which are offered under a separate prospectus.

 Each share (irrespective of series designation) in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Directors. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class or series, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's out-standing shares on behalf of their customers.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, 3 Chase MetroTech Cen-ter, 8th Floor, Brooklyn, NY 112450.

 Chase may enter into an international sub-custodian agreement with a third party providing for the custody of foreign securities held by the Funds.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Shares of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other fi-nancial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Blended Equity and Theme Funds may be also compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Ex-change.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:   FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                             Excelsior Funds
  c/o Chase Global Funds Services Company     c/o Chase Global Funds Services Company--Transfer Agent
  P.O. Box 2798                               73 Tremont Street
  Boston, MA 02208-2798                       Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

   [LOGO OF EXCELSIOR      CHASE GLOBAL FUNDS SERVICES COMPANY    NEW
    FUNDS INC.]            CLIENT SERVICES                        ACCOUNT
                           P.O. Box 2798                          APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #
    ------------------------------   [_] U.S. Citizen  [_] Other (specify) _____
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------


    FUND                              INITIAL INVESTMENT      FUND                                      INITIAL INVESTMENT
    [_] Blended Equity Fund           $ ____________ 800      [_] Value & Restructuring Fund            $ ____________  818
    [_] Income and Growth Fund        $ ____________ 801      [_] Small Cap Fund                        $ ____________  812
                                                                       -----------------------------

                                                              TOTAL INITIAL INVESTMENT:                 $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $                  has been sent to the Fund
    (800) 446-1012 and     from
    ask for the Wire            ------------------  ---------------------
    Desk.                          Name of Bank      Wire Control Number


    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    All dividends are to be      [_] reinvested      [_] paid in cash
    All capital gains are to be  [_] reinvested      [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
                                  I/We hereby authorize CGFSC to
                                  act upon instructions received
                                  by telephone to withdraw $500
    [_] I/We appoint CGFSC as     or more from my/our account in
    my/our agent to act upon      the Excelsior Funds and to
    instructions received by      wire the amount withdrawn to
    telephone in order to effect  the following commercial bank
    the telephone exchange and    account. I/We understand that
    redemption privileges. I/We   CGFSC charges an $8.00 fee for
    hereby ratify any             each wire redemption, which
    instructions given pursuant   will be deducted from the
    to this authorization and     proceeds of the redemption.
    agree that Excelsior Fund,
    Excelsior Tax-Exempt Fund,    Title on Bank Account*_________
    Excelsior Institutional
    Trust, CGFSC and their        Name of Bank __________________
    directors, trustees,
    officers and employees will   Bank A.B.A. Number  Account
    not be liable for any loss,   Number ________________________
    liability, cost or expense
    for acting upon instructions Bank Address __________________ believed to be genuine and
    in accordance with the        City/State/Zip Code ___________
    procedures described in the   (attach voided check here)
    then current Prospectus. To
    the extent that Excelsior     A corporation, trust or
    Fund, Excelsior Tax-Exempt    partnership must also submit a
    Fund and Excelsior            "Corporate Resolution" (or
    Institutional Trust fail to   "Certificate of Partnership")
    use reasonable procedures as  indicating the names and
    a basis for their belief,     titles of officers authorized
    they or their service         to act on its behalf.
    contractors may be liable     * TITLE ON BANK AND FUND
    for instructions that prove   ACCOUNT MUST BE IDENTICAL.
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

-----------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
-----------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

    [LOGO OF EXCELSIOR    CHASE GLOBAL FUNDS SERVICES COMPANY  SUPPLEMENTAL
     FUND INC.]           CLIENT SERVICES                      APPLICATION
                          P.O. Box 2798
                          Boston, MA 02208-2798
                          (800) 446-1012                 SPECIAL INVESTMENT AND
                                                         WITHDRAWAL OPTIONS

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________

    Owner Name _________________  Social Security or Taxpayer ID

    Street Address _____________  Number _________________________

    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

           All dividends are to be    [_] reinvested  [_] paid in cash
           All capital gains are to be[_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________

    Name _______________________  Bank Account Number ____________

    Address ____________________  Address of Bank ________________

    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:
    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN[_] YES[_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day     [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                  AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    --------------------   ----------------------    -----------------------
    Bank Name              Bank Address              Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  --------- X __________________ -----------
        Signature       Date           Signature       Date

-----------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN[_] YES[_] NO NOT AVAILABLE FOR IRA'S
-----------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of
                                January, April, July and October
  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________

  Please make check payable to:      Recipient ________________________________
  (To be completed
  only if redemption                 Street Address ___________________________
  proceeds to be
  paid to other                      City, State, Zip Code ____________________
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................   8
INVESTMENT OBJECTIVES AND
 POLICIES..................................................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  13
INVESTMENT LIMITATIONS.....................................................  16
PRICING OF SHARES..........................................................  18
HOW TO PURCHASE AND REDEEM SHARES..........................................  19
INVESTOR PROGRAMS..........................................................  23
DIVIDENDS AND DISTRIBUTIONS................................................  26
TAXES......................................................................  27
MANAGEMENT OF THE FUNDS....................................................  28
DESCRIPTION OF CAPITAL STOCK...............................................  31
CUSTODIAN AND TRANSFER AGENT...............................................  31
PERFORMANCE INFORMATION....................................................  32
MISCELLANEOUS..............................................................  32
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  33

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTEQP897

                                    [LOGO]
                                  EXCELSIOR
                                  FUNDS INC.

                            BLENDED EQUITY FUND

                             INCOME AND GROWTH FUND

                       VALUE AND RESTRUCTURING FUND

                              SMALL CAP FUND


                                   Prospectus

                              August 1, 1997

                             CROSS-REFERENCE SHEET
                    --------------------------------------

                             EXCELSIOR FUNDS, INC.
               (Productivity Enhancers, Environmentally-Related
            Products and Services, Aging of America, Communication
                and Entertainment and Global Competitors Funds)

Form N-1 Part A, Item                            Prospectus Caption
--------------------------------------  --------------------------------------

1.   Cover Page.............................    Cover Page

2.   Synopsis...............................    Prospectus Summary
                                                Expense Summary;
                                                Financial Highlights

3.   Condensed Financial Information........    Performance
                                                Information

4.   General Description of Registrant......    Prospectus Summary;
                                                Investment
                                                Objectives and
                                                Policies; Portfolio
                                                Instruments and
                                                Other Investment
                                                Information;
                                                Investment
                                                Limitations

5.   Management of the Fund.................    Management of the
                                                Funds; Custodian and
                                                Transfer Agent
5A.  Management's Discussion of Fund
        Performance.........................    Not Applicable

6.   Capital Stock and
        Other Securities....................    How to Purchase and
                                                Redeem Shares;
                                                Dividends and
                                                Distribution;
                                                Taxes; Description
                                                of Capital Stock;
                                                Miscellaneous

7.   Purchase of Securities
         Being Offered.......................   Pricing of Shares;
                                                How to Purchase and
                                                Redeem Shares;
                                                Investor Programs

8.   Redemption or Repurchase.................  How to Purchase and
                                                Redeem Shares

9.   Pending Legal Proceedings................  Inapplicable

                                                             [LOGO] EXCELSIOR
                                                                    FUNDS INC.
A Management Investment Company

--------------------------------------------------------------------------------
Equity Funds                     For initial purchase information, current
73 Tremont Street                prices, performance information and existing
Boston, MA 02108-3913            account information, call (800) 446-1012.
                                 (From overseas, call (617) 557-8280.)

--------------------------------------------------------------------------------

This Prospectus describes a series of shares ("Shares") offered by several sep-arate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.), an open-end, management investment company. Excelsior Fund also issues an additional series of shares in certain of the portfolios ("Trust Shares") which are offered under a separate prospec-tus. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 PRODUCTIVITY ENHANCERS FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from their roles as innovators, developers and suppliers of goods and services which en-hance service and manufacturing productivity or companies that are most effec-tive at obtaining and applying productivity enhancement developments.

 ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND seeks long-term capital ap-preciation by investing in companies which the Investment Adviser believes will benefit from their provision of products, technologies and services related to conservation, protection and restoration of the environment.

 AGING OF AMERICA FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from the changes occurring in the demographic structure of the U.S. population, particularly its growing population of individuals over the age of 40.

 COMMUNICATION AND ENTERTAINMENT FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from the technological and international transformation of the communications and entertainment industries, particularly the convergence of information, communi-cation and entertainment media.

 GLOBAL COMPETITORS FUND seeks long-term capital appreciation by investing pri-marily in U.S.-based companies which the Investment Adviser believes will bene-fit from their position as effective and strong competitors on a global basis.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDER-ALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately
$    billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests in equity securities. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limi-tations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of each Fund. Because the Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ultimately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

  The following table summarizes the expenses borne by the Shares offered under this Prospectus.

                          PRODUCTIVITY ENVIRONMENTALLY-  AGING OF   COMMUNICATION     GLOBAL
                           ENHANCERS   RELATED PRODUCTS  AMERICA  AND ENTERTAINMENT COMPETITORS
                              FUND     AND SERVICES FUND   FUND         FUND           FUND
                          ------------ ----------------- -------- ----------------- -----------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load....      None           None          None         None           None
Sales Load on Reinvested
 Dividends..............      None           None          None         None           None
Deferred Sales Load.....      None           None          None         None           None
Redemption Fees/1/......      None           None          None         None           None
Exchange Fees...........      None           None          None         None           None
ANNUAL FUND OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)/2/............         %              %             %            %              %
12b-1 Fees..............      None           None          None         None           None
Other Operating Expenses
 Administrative Servic-
  ing Fee/2/............         %              %             %            %              %
 Other Expenses/2/ (af-
  ter fee waivers)......         %              %             %            %              %
                              ----           ----          ----         ----           ----
Total Operating Expenses
 (after fee waivers)/2/
 .......................         %              %             %            %              %
                              ====           ====          ====         ====           ====

-------

1. The Fund's sub-transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for Shares of each of the Productivity Enhancers, Environmen-tally-Related Products and Services, Aging of America, Communication and En-tertainment and Global Competitors Funds, respectively, to maintain an an-nual expense ratio of not more than .99%. Without such fee waivers, "Advi-sory Fees" would be .60%, .60%, .60%, .60%, and .60%, "Other Expenses" would
   be    %,    %,    %,    % and    %, and "Total Operating Expenses" would be
      %,    %,    %,    % and    % for the Productivity Enhancers, Environmen-
   tally-Related Products and Services, Aging of America, Communication and En-tertainment and Global Competitors Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Productivity Enhancers Fund....................  $       $       $       $
Environmentally-Related Products and Services
 Fund..........................................
Aging of America Fund..........................
Communication and Entertainment Fund...........
Global Competitors Fund........................

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" and "Description of Capital Stock" in this Prospectus and the financial statements and notes incorporated by refer-ence in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                             FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

  The Aging of America, Communication and Entertainment and Global Competitors Funds offer two separate series of shares--Trust Shares and shares of another series offered under this Prospectus. Trust Shares and the Shares offered un-der this Prospectus represent equal pro rata interests in each such Fund, ex-cept that Trust Shares bear the additional expense of distribution fees. See "Description of Capital Stock."

                          PRODUCTIVITY ENHANCERS FUND

                                 YEAR ENDED MARCH 31,
                             -------------------------------    PERIOD ENDED
                              1997    1996    1995     1994   MARCH 31, 1993/1/
                             ------- ------  -------  ------  -----------------
Net Asset Value, Beginning
 of Period.................. $       $ 8.12  $  7.88  $ 6.94       $  7.00
                             ------- ------  -------  ------       -------
Income From Investment
 Operations
  Net Investment Income.....           0.02    (0.01)   0.00          0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)..........           2.12     0.35    0.96         (0.07)
                             ------- ------  -------  ------       -------
  Total From Investment
   Operations...............           2.14     0.34    0.96         (0.06)
                             ------- ------  -------  ------       -------
Less Distributions
  Dividends From Net
   Investment Income........          (0.02)    0.00    0.00          0.00
  Dividends in Excess of Net
   Investment Income........          (0.01)    0.00   (0.02)         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options..          (1.40)   (0.10)   0.00          0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options..           0.00     0.00    0.00          0.00
                             ------- ------  -------  ------       -------
  Total Distributions.......          (1.43)   (0.10)  (0.02)         0.00
                             ------- ------  -------  ------       -------
Net Asset Value, End of
 Period.....................         $ 8.83  $  8.12  $ 7.88       $  6.94
                             ======= ======  =======  ======       =======
Total Return/2/.............         26.97%    4.45%  13.81%       (0.86)%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............         $29.07  $ 18.27  $15.70       $  3.37
  Ratio of Net Operating
   Expenses to Average Net
   Assets...................          0.98%    0.99%   0.99%         0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/................          1.06%    1.21%   1.49%         4.23%/3/
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets...............          0.20%  (0.10)%   0.01%         1.29%/3/
  Portfolio Turnover Rate...         472.0%   276.0%  198.0%        183.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

               ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND

                                YEAR ENDED MARCH 31,
                          ----------------------------------    PERIOD ENDED
                           1997    1996     1995      1994    MARCH 31, 1993/1/
                          ------- -------  -------  --------  -----------------
Net Asset Value,
 Beginning of Period..... $       $  6.21  $  6.24  $   6.95       $  7.00
                          ------- -------  -------  --------       -------
Income From Investment
 Operations
  Net Investment Loss....           (0.02)   (0.01)     0.00          0.00
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)...........            1.54    (0.01)    (0.71)        (0.05)
                          ------- -------  -------  --------       -------
  Total From Investment
   Operations............            1.52    (0.02)    (0.71)        (0.05)
                          ------- -------  -------  --------       -------
Less Distributions
  Dividends From Net
   Investment Income.....            0.00     0.00      0.00          0.00
  Dividends in Excess of
   Net Investment Income.            0.00    (0.01)     0.00          0.00
  Distributions From Net
   Realized Gain on
   Investments and
   Options...............            0.00     0.00      0.00          0.00
  Distributions in Excess
   of Net Realized Gain
   on Investments and
   Options...............            0.00     0.00      0.00          0.00
                          ------- -------  -------  --------       -------
  Total Distributions....            0.00    (0.01)     0.00          0.00
                          ------- -------  -------  --------       -------
Net Asset Value, End of
 Period..................         $  7.73  $  6.21  $   6.24       $  6.95
                          ======= =======  =======  ========       =======
Total Return/2/..........          24.48%  (0.27)%  (10.15)%       (0.71)%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions)..         $  3.95  $  4.36  $   4.53       $  2.45
  Ratio of Net Operating
   Expenses to Average
   Net Assets............           0.99%    0.99%     0.99%         0.99%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net Assets/4/.           2.46%    2.42%     2.20%         2.83%/3/
  Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets....         (0.18)%  (0.10)%   (0.07)%         0.32%/3/
  Portfolio Turnover
   Rate..................           64.0%    61.0%     28.0%            0%

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             AGING OF AMERICA FUND

                                 YEAR ENDED MARCH 31,
                             -------------------------------    PERIOD ENDED
                              1997    1996     1995    1994   MARCH 31, 1993/1/
                             ------- -------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period..................         $  7.84  $ 6.99  $ 7.01        $7.00
                             ------- -------  ------  ------        -----
Income From Investment
 Operations
  Net Investment Income.....            0.05    0.04    0.03         0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)..........            1.97    0.85   (0.02)        0.00
                             ------- -------  ------  ------        -----
  Total From Investment
   Operations...............            2.02    0.89    0.01         0.01
                             ------- -------  ------  ------        -----
Less Distributions
  Dividends From Net
   Investment Income........           (0.05)  (0.04)  (0.03)        0.00
  Dividends in Excess of Net
   Investment Income........            0.00    0.00    0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options..            0.00    0.00    0.00         0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options..            0.00    0.00    0.00         0.00
                             ------- -------  ------  ------        -----
  Total Distributions.......           (0.05)  (0.04)  (0.03)        0.00
                             ------- -------  ------  ------        -----
Net Asset Value, End of
 Period.....................         $  9.81  $ 7.84  $ 6.99        $7.01
                             ======= =======  ======  ======        =====
Total Return/2/.............          25.80%  12.80%   0.13%        0.14%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............         $ 44.79  $22.17  $10.58        $2.39
  Ratio of Net Operating
   Expenses to Average Net
   Assets...................           0.93%   0.99%   0.99%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/................           0.97%   1.26%   1.82%        3.87%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets...................           0.54%   0.63%   0.59%        0.77%/3/
  Portfolio Turnover Rate...           34.0%   14.0%   24.0%        14.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                      COMMUNICATION AND ENTERTAINMENT FUND

                                  YEAR ENDED MARCH 31,
                               -----------------------------    PERIOD ENDED
                                1997   1996    1995    1994   MARCH 31, 1993/1/
                               ------ ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period.......................        $ 9.64  $ 8.75  $ 7.61        $7.00
                               ------ ------  ------  ------        -----
Income From Investment
 Operations
  Net Investment Income.......          0.03    0.04    0.02         0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)............          1.30    1.06    1.52         0.60
                               ------ ------  ------  ------        -----
  Total From Investment
   Operations.................          1.33    1.10    1.54         0.61
                               ------ ------  ------  ------        -----
Less Distributions
  Dividends From Net
   Investment Income..........         (0.03)  (0.04)  (0.03)        0.00
  Dividends in Excess of Net
   Investment Income..........          0.00    0.00    0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options....         (0.62)  (0.17)  (0.37)        0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options....          0.00    0.00    0.00         0.00
                               ------ ------  ------  ------        -----
  Total Distributions.........         (0.65)  (0.21)  (0.40)        0.00
                               ------ ------  ------  ------        -----
Net Asset Value, End of
 Period.......................        $10.32  $ 9.64  $ 8.75        $7.61
                               ====== ======  ======  ======        =====
Total Return/2/...............        13.48%  12.87%  20.07%        8.71%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)..............        $46.95  $29.91  $21.02        $5.79
  Ratio of Net Operating
   Expenses to Average Net
   Assets.....................         0.92%   0.98%   0.98%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/..................         0.97%   1.06%   1.16%        2.20%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets.....................         0.28%   0.46%   0.29%        1.06%/3/
  Portfolio Turnover Rate.....         65.0%   56.0%   60.0%        25.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                            GLOBAL COMPETITORS FUND

                                   YEAR ENDED MARCH 31,
                               ------------------------------    PERIOD ENDED
                                1997    1996    1995    1994   MARCH 31, 1993/1/
                               ------- ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................          $ 8.59  $ 7.69  $ 7.28        $7.00
                               ------- ------  ------  ------        -----
Income From Investment
 Operations
  Net Investment Income......            0.07    0.07    0.05         0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........            2.27    0.90    0.41         0.27
                               ------- ------  ------  ------        -----
  Total From Investment
   Operations................            2.34    0.97    0.46         0.28
                               ------- ------  ------  ------        -----
Less Distributions
  Dividends from Net
   Investment Income.........           (0.06)  (0.07)  (0.05)        0.00
  Dividends in Excess of Net
   Investment Income.........            0.00    0.00    0.00         0.00
  Distributions from Net
   Realized Gain on
   Investments and Options...           (0.02)   0.00    0.00         0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options...           (0.02)   0.00    0.00         0.00
                               ------- ------  ------  ------        -----
  Total Distributions........           (0.10)  (0.07)  (0.05)        0.00
                               ------- ------  ------  ------        -----
Net Asset Value, End of
 Period......................          $10.83  $ 8.59  $ 7.69        $7.28
                               ======= ======  ======  ======        =====
Total Return/2/..............          27.39%  12.73%   6.29%        4.00%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............          $71.30  $25.50  $10.06        $2.04
  Ratio of Net Operating
   Expenses to Average Net
   Assets....................           0.89%   0.97%   0.99%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/.................           0.93%   1.18%   1.72%        3.97%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets....................           0.73%   1.04%   0.81%        0.82%/3/
  Portfolio Turnover Rate....           17.0%   29.0%   19.0%           0%

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's ap-proach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify funda-mental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy, in managing the Funds, the three portfolio strategies discussed above are applied in concert with other "longer-term investment themes" to identify investment opportuni-ties. The Investment Adviser believes these longer-term themes represent strong and inexorable trends. The Investment Adviser also believes that under-standing the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding shares of such Fund.

 The Funds have the common investment objective of long-term capital apprecia-tion. As noted above, the Funds are based on themes identified and followed by the Investment Adviser. Each Fund's key policies are discussed below. Addi-tional policies common to all of the Funds are discussed after this section.


 PRODUCTIVITY ENHANCERS FUND--invests in companies which the Investment Ad-viser believes will benefit from their roles as innovators, developers and suppliers of goods and services which enhance service and manufacturing pro-ductivity or companies that are most effective at obtaining and applying pro-ductivity enhancement developments. The essential criteria for such products and services is that they have the ability to increase a user's productivity, e.g., enable the user to generate equal or greater economic value at lower to-tal unit cost than alternatives or provide measurable improvement of produc-tivity by the provider or the user. Such companies may include but are not limited to production automation manufacturers, computer hardware and software producers and distributors, communications and mobile telephone providers, and companies involved with cost control, asset redeployment and downsizing activ-ities and enhancing the utilization of technology. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

 ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND--invests in companies which the Investment Adviser believes will benefit from their provision of products, technologies and services related to conservation, protection and restoration of the environment. Such companies may include but are not limited to companies engaged in waste management and pollution control, prevention and cleanup activities. The Fund is not intended to be an "environmentally cor-rect" fund and may invest in companies without regard to whether they are en-gaged in operations harmful to the environment. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

 The Fund may also invest a portion of its assets in securities of companies that offer products and services used by individuals in response to ecological concerns and concerns relating to their social environment. Such investments may include, without limitation, securities of companies that produce protec-tive clothing, sunscreens and personal security products.

 AGING OF AMERICA FUND--invests in companies which the Investment Adviser be-lieves will benefit from the changes occurring in the demographic structure of the U.S. population, particularly its growing proportion of individuals over the age of 40. In analyzing companies for this Fund, the Investment Adviser considers carefully the ongoing changes in the mean and median ages of the U.S. population and the resulting effects on the lifestyles and day-to-day economic actions of the population as a whole. Companies currently positioned to benefit from such changes include health care, pharmaceutical, biotechnol-ogy and similar health-related firms. In addition, certain clothing, financial services, entertainment, real estate and housing, food and beverage and other types of companies may be positioned to benefit from the demographic changes. Under normal conditions, at least 65% of the Fund's total assets will be in-vested in companies of the type described in this paragraph.

 COMMUNICATION AND ENTERTAINMENT FUND--invests in companies which the Invest-ment Adviser believes will benefit from the technological and international transformation of the communications and entertainment industries, particu-larly the convergence of information, communication and entertainment media. Such companies may include those engaged in the development, production, sale and distribution of products or services in the broadcast, radio and televi-sion, leisure, entertainment, amusement, publishing, telecommunications serv-ices and equipment, and telephone utilities industries. In analyzing companies for investment, the Investment Adviser may focus on firms which the Investment Adviser believes are innovators of or will benefit from the melding of comput-er, communications and entertainment technologies. Under normal conditions, at least 65% of the Fund's total assets will be invested in compa-nies of the type described in this paragraph.

 GLOBAL COMPETITORS FUND--invests primarily in U.S.-based companies which the Investment Adviser believes will benefit from their position as effective and strong competitors on a global basis. Such companies are characterized by their ability to supply something unique or of greater value, or to deliver goods and services more efficiently or reliably. These companies develop and implement international marketing strategies for their goods and services. The range of businesses encompassed by this policy is broad and, by way of example, may in-clude companies engaged in soft drink production and sales, clothing manufac-turers, tobacco product producers, precision instrument and aerospace provid-ers, and a variety of communications systems, biotechnology and high technology suppliers. While the Fund will invest primarily in U.S.-based companies with such features, up to 20% of the Fund's assets may be invested in non-U.S.-based global competitors. The Fund will not engage in currency hedging in an attempt to anticipate currency fluctuations with respect to any such foreign invest-ments. Under normal conditions, the Fund will invest in securities of issuers from at least three countries and at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

INVESTMENT POLICIES COMMON TO THE FUNDS

 Under normal market and economic conditions, each Fund will invest at least 65% of its total assets in common stock, preferred stock and securities con-vertible into common stock. Normally, up to 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., other invest-ment-grade debt securities, warrants, options, and futures instruments as de-scribed in more detail below. During temporary defensive periods or when the Investment Adviser believes that suitable stocks or convertible securities are unavailable, each Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repur-chase agreements collateralized by the foregoing obligations.

 In managing the Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, con-sistent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and all Funds will invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. Certain securities owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service com-monly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's Shares, and a Fund may be required, in order to meet redemptions or for other reasons, to sell these se-curities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

 The Funds may invest in the securities of foreign issuers. The Funds may in-vest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typ-ically issued by a U.S. bank or trust company which evidence ownership of un-derlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted ac-counting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.


RISK FACTORS

 Each Fund is subject to market risk, interest rate risk and in some cases in-dustry risk. Market risk is the possibility that stock prices will decline over short or even extended peri-ods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instru-ments generally fluctuate inversely with interest rate changes. Factors af-fecting debt securities will affect all of the Funds' debt holdings.

 Environmentally-related investments are affected generally by issues and un-certainties impacting the specialty chemicals, engineering and construction, machinery and pollution control industries. Such factors include the supply, demand, and other normal competitive factors for the various portfolio compa-nies' products and services. The environmental products and services industry generally has been affected positively by legislation resulting in stricter governmental regulations and enforcement policies for both commercial and gov-ernmental generators of waste, as well as by specific expenditures for cleanup efforts. Chemical products are affected, for example, by product obsolescence and competition; the handling of hazardous chemicals and products; and the po-tential for calamitous accidents. In addition to supply and demand factors, engineering, construction and machinery companies are affected by changes in interest rates and governmental spending and financing of public works and cleanup projects. Finally, all of these types of companies are heavily af-fected by regulation of various governments, including the federal Environmen-tal Protection Agency and its state counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations.

 Companies in the various communications and entertainment industries encoun-ter intense competition, short product life cycles and rapidly changing con-sumer tastes. In addition, companies in the telecommunications and utilities industries are subject to heavy governmental regulation.

 All Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substan-tially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are gen-erally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate legal action in a foreign court. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions al-lowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Funds' shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by Standard & Poor's Ratings Group ("S&P") or "Prime-2" or better by Moody's Investors Service, Inc. ("Moody's"). In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instru-ments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

GOVERNMENT OBLIGATIONS

 All Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

REPURCHASE AGREEMENTS

 In order to effectively manage their cash holdings, the Funds may enter into repurchase agreements. Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturi-ties in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not ex-ceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the mar-ket price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund ef-fects a closing purchase transaction by purchasing an option of the same se-ries. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

 The Funds may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

 The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when a Fund "covers" an options or futures position generally by en-tering into an offsetting position. Each Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, af-ter taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures con-tract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addi-tion to the advisory fees and other expenses a Fund bears directly in connec-tion with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advi-sory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of inter-est rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward com-mitments for speculative purposes, but only in furtherance of their investment objectives.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This in-vestment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such in-vestments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

  3. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total as-sets; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal busi-ness activities in the same industry, provided that (a) there is no limita-tion with respect to securities issued or guaranteed by the U.S. Government, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.


                                     * * *

 In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Funds may not invest in obligations of foreign branches of financial in-stitutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institu-tion or domestic branch of a foreign bank; or (ii) more than 20% of their re-spective total assets would be invested in foreign branches of financial insti-tutions or in domestic branches of foreign banks. The Funds may not knowingly invest more than 10% of the value of their respective total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quo-tations are not readily available. These investment policies may be changed by Excelsior Fund's Board of Directors upon reasonable notice to shareholders.


 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pric-ing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Vet-erans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to its Shares, less the lia-bilities allocable to its Shares, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national securi-ties market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign secu-rities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of for-eign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pricing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organi-zation and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Cus-tomers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and peri-odic account statements directly to Customers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Excelsior Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds-- Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such pur-chases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In-vestors may also purchase Shares directly from the Distributor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Re-serve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and ac-cepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds c/o Chase Global Funds Services Company P.O. Box 2798 Bos-ton, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for redemptions made by corpora-tions, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemp-tion request. Questions with respect to the proper form for redemption re-quests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption pro-ceeds for Direct Investors must be paid to the same bank and account as desig-nated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DIS-TRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACT-ING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Excelsior In-stitutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 15 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio primarily of equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Emerging Americas Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Tax-Exempt Fund currently offers six portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize over time current income exempt from Federal income taxes, investing primarily in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York in- vestors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in four invest-ment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market;

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities; and

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EX-CELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280.)

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid quarterly. For dividend purposes, a Fund's investment income is reduced by ac-crued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Shares will be reduced by the amount of other expenses allocated to such se-ries. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or cor-respondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and dis-tributions in additional Shares of the Fund on which the dividend or distribu-tion is paid (as determined on the payable date), unless they have requested in writing (received by CGFSC at

Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to re-duce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, secu-rities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any in-come derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such in-come is attributable to items of income which would have been qualifying in-come if realized by the Fund in the same manner as by the partnership or trust.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S.
Trust Connecticut had approximately $    billion in aggregate assets under
management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.



 The Productivity Enhancers Fund's portfolio co-manager, John J. Knox, III, a Vice President at U.S. Trust, has been with U.S. Trust since June 1995 and has been the Fund's co-manager since January 1997. Prior to his association with U.S. Trust, Mr. Knox was an investment manager with Smith Barney and its pred-ecessor firms from 1985 to 1995.

 The Productivity Enhancers Fund's portfolio co-manager, Ronald A. Fisher, a Vice President and Senior Analyst at U.S. Trust, has been with U.S. Trust since December 1994 and has been the Fund's co-manager since January 1997. Prior to his association with U.S. Trust, Mr. Fisher was an analyst at Nippon Credit Trust Company from 1991 to 1994.

 The Environmentally-Related Products and Services Fund's portfolio manager, Maria L. Brisbane, is the person primarily responsible for the day-to-day man-agement of the Fund's investment portfolio. Ms. Brisbane, Vice President of the Personal Equity and Balanced Investment Division of U.S. Trust, has been with U.S. Trust since 1994 and has been the Fund's portfolio manager since De-cember 1995. Prior to her association with U.S. Trust, Ms. Brisbane was an In-stitutional Portfolio Manager at Brown Brothers Harriman & Company.

 The Aging of America Fund's portfolio manager, Jonathan L. Stanley, is the person primarily responsible for the day-to-day management of the Fund's in-vestment portfolio. Mr. Stanley, a Senior Vice President and Senior Portfolio Manager of U.S. Trust, has been with U.S. Trust since 1993 and has been the Fund's portfolio manager since December 1995. Prior to his association with U.S. Trust, Mr. Stanley was Investment Manager with Deutsche Bank Capital Cor-poration.

 The Communication and Entertainment Fund's portfolio manager, Michael E. Hoo-ver, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hoover, a Vice

President and Senior Analyst at U.S. Trust, has been associated with U.S. Trust since 1989 and has been the Fund's portfolio manager since January 1997.

 The Global Competitors Fund's portfolio manager, Wendy S. Popowich, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Popowich, a Senior Vice President and Portfolio Man-ager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1983 and has been the Fund's portfolio manager since its incep-tion.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .60% of the average daily net assets of each Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1996, U.S. Trust New York received an advisory fee at the effective annual rates of . %, %, . %, . % and . % of the average daily net assets of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Compet-itors Funds, respectively. For the same period, U.S. Trust New York waived ad-visory fees at the effective annual rates of %, %, %, % and % of the average daily net assets of the Productivity Enhancers, Environmentally-Re-lated Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior

Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
      OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR
           INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL             ANNUAL
    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)      FEE
    ---------------------------------------------------------------     ------
first $200 million..................................................... .200%
next $200 million...................................................... .175%
over $400 million...................................................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York Administrators received an aggregate administration fee at
the effective annual rates of    %,    %,    %,    % and    % of the average
daily net assets of the Productivity Enhancers, Environmentally-Related Prod-ucts and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively, and waived administration fees at the
effective annual rates of    %,    %,    %,    % and    % of the average daily
net assets of such respective Funds.

SERVICE ORGANIZATIONS

 Excelsior Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, a Fund will pay the Service Organi-zation an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption re-quests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connec-tion with a Customer's investment. Until further notice, the Investment Ad-viser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and reg-ulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the Productivity Enhancers, Environmen-tally-Related Products and Services, Aging of America, Communication and En-tertainment and Global Competitors Funds. In addition to the Shares offered under this Prospectus, Ex-celsior Fund offers a separate series of shares des-ignated as Trust Shares representing interests in the Aging of America, Commu-nication and Entertainment and Global Competitors Funds. Trust Shares have different expenses than the Shares offered under this Prospectus, which may affect performance. Call (800) 446-1012 for information regarding each of those Fund's Trust Shares, which are offered under a separate prospectus.

 Each share (irrespective of series designation) in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Directors. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class or series, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's out-standing shares on behalf of their customers.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Shares of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other fi-nancial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Funds may be also compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)           FOR OVERNIGHT DELIVERY: send to:
   and mail to:

  Excelsior Funds                       Excelsior Funds
  c/o Chase Global Funds                c/o Chase Global Funds Services Company
    Services Company                    -- Sub-Transfer Agent
  P.O. Box 2798                         73 Tremont Street
  Boston, MA 02208-2798                 Boston, MA 02108-3913



  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

   [LOGO OF EXCELSIOR      CHASE GLOBAL FUNDS SERVICES COMPANY    NEW
    FUNDS INC.]            CLIENT SERVICES                        ACCOUNT
                           P.O. Box 2798                          APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #

    ------------------------------   [_] U.S. Citizen  [_] Other (specify) _____
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

     FUND                               INITIAL INVESTMENT           FUND                                      INITIAL INVESTMENT
     [_] Productivity Enhancers Fund    $ ____________ 814           [_] Communication & Entertainment Fund    $ ____________  817
     [_] Environmental Fund             $ ____________ 815           [_] Global Competitors Fund               $ ____________  819
     [_] Aging of America Fund          $ ____________ 816           [_] Other                                 $ ____________
                                                                    Total Initial Investment:                  $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $                  has been sent to the Fund
    (800) 446-1012 and     from
    ask for the Wire            ------------------  ---------------------
    Desk.                          Name of Bank      Wire Control Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    All dividends are to be    [_] reinvested[_] paid in cash
    All capital gains are to be[_] reinvested[_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
                                  I/We hereby authorize CGFSC to
                                  act upon instructions received
                                  by telephone to withdraw $500
    [_] I/We appoint CGFSC as     or more from my/our account in
    my/our agent to act upon      the Excelsior Funds and to
    instructions received by      wire the amount withdrawn to
    telephone in order to effect  the following commercial bank
    the telephone exchange and    account. I/We understand that
    redemption privileges. I/We   CGFSC charges an $8.00 fee for
    hereby ratify any             each wire redemption, which
    instructions given pursuant   will be deducted from the
    to this authorization and     proceeds of the redemption.
    agree that Excelsior Fund,
    Excelsior Tax-Exempt Fund,    Title on Bank Account*_________
    Excelsior Institutional
    Trust, CGFSC and their        Name of Bank __________________
    directors, trustees,
    officers and employees will   Bank A.B.A. Number  Account
    not be liable for any loss,   Number ________________________
    liability, cost or expense
    for acting upon instructions Bank Address __________________ believed to be genuine and
    in accordance with the        City/State/Zip Code ___________
    procedures described in the   (attach voided check here)
    then current Prospectus. To
    the extent that Excelsior     A corporation, trust or
    Fund, Excelsior Tax-Exempt    partnership must also submit a
    Fund and Excelsior            "Corporate Resolution" (or
    Institutional Trust fail to   "Certificate of Partnership")
    use reasonable procedures as  indicating the names and
    a basis for their belief,     titles of officers authorized
    they or their service         to act on its behalf.
    contractors may be liable     * TITLE ON BANK AND FUND
    for instructions that prove   ACCOUNT MUST BE IDENTICAL.
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/We exchange.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
  X ___________________________ Date __________________________
  Owner Signature
  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

-----------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
-----------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

    [LOGO OF EXCELSIOR    CHASE GLOBAL FUNDS SERVICES COMPANY  SUPPLEMENTAL
     FUND INC.]           CLIENT SERVICES                      APPLICATION
                          P.O. Box 2798
                          Boston, MA 02208-2798
                          (800) 446-1012                 SPECIAL INVESTMENT AND
                                                         WITHDRAWAL OPTIONS

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________

    Owner Name _________________  Social Security or Taxpayer ID

    Street Address _____________  Number _________________________

    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

           All dividends are to be    [_] reinvested  [_] paid in cash
           All capital gains are to be[_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________

    Name _______________________  Bank Account Number ____________

    Address ____________________  Address of Bank ________________

    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN[_] YES[_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day[_] Monthly on the 15th day[_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50
    per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS CLIENT SERVICES     AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

-----------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN[_] YES[_] NO NOT AVAILABLE FOR IRA'S
-----------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of
                                January, April, July and October
  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________

  Please make check payable to:      Recipient ________________________________
  (To be completed                   Street Address ___________________________
  only if redemption                 City, State, Zip Code ____________________
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................  11
INVESTMENT OBJECTIVES AND
 POLICIES..................................................................  11
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  15
INVESTMENT LIMITATIONS.....................................................  18
PRICING OF SHARES..........................................................  19
HOW TO PURCHASE AND REDEEM SHARES..........................................  20
INVESTOR PROGRAMS..........................................................  24
DIVIDENDS AND DISTRIBUTIONS................................................  27
TAXES......................................................................  28
MANAGEMENT OF THE FUNDS....................................................  29
DESCRIPTION OF CAPITAL STOCK...............................................  32
CUSTODIAN AND TRANSFER AGENT...............................................  32
PERFORMANCE INFORMATION....................................................  33
MISCELLANEOUS..............................................................  33
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  34

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTEQNSP897

                          [LOGO] EXCELSIOR FUNDS INC.

                                  EQUITY FUND

                             INCOME AND GROWTH FUND

                        LONG-TERM SUPPLY OF ENERGY FUND

                          PRODUCTIVITY ENHANCERS FUND

               ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND

                             AGING OF AMERICA FUND

                      COMMUNICATION AND ENTERTAINMENT FUND

                            GLOBAL COMPETITORS FUND

                                   Prospectus

                              August 1, 1997

                             CROSS-REFERENCE SHEET
                    --------------------------------------

                             EXCELSIOR FUNDS, INC.
                          (Blended Equity Fund, Value
                          and Restructuring Fund and
                                Small Cap Fund)
                                (Trust Shares)


Form N-1 Part A, Item                            Prospectus Caption
--------------------------------------  --------------------------------------

1.   Cover Page.............................    Cover Page

2.   Synopsis...............................    Prospectus Summary
                                                Expense Summary;
                                                Financial Highlights

3.   Condensed Financial Information........    Performance
                                                Information

4.   General Description of Registrant......    Prospectus Summary;
                                                Investment
                                                Objectives and
                                                Policies; Portfolio
                                                Instruments and
                                                Other Investment
                                                Information;
                                                Investment
                                                Limitations

5.   Management of the Fund.................    Management of the
                                                Funds; Custodian and
                                                Transfer Agent
5A.  Management's Discussion of Fund
        Performance.........................    Not Applicable

6.   Capital Stock and
        Other Securities....................    How to Purchase and
                                                Redeem Shares;
                                                Dividends and
                                                Distribution;
                                                Taxes; Description
                                                of Capital Stock;
                                                Miscellaneous

7.   Purchase of Securities
         Being Offered.......................   Pricing of Shares;
                                                How to Purchase and
                                                Redeem Shares;
                                                Investor Programs

8.   Redemption or Repurchase.................  How to Purchase and
                                                Redeem Shares

9.   Pending Legal Proceedings................  Inapplicable

                                                             [LOGO] EXCELSIOR
                                                                    FUNDS INC.

A Management Investment Company

--------------------------------------------------------------------------------
Equity Funds                         For initial purchase information, current
Trust Shares                         prices, performance information and ex-
                                     isting account information, call (800)
73 Tremont Street                    446-1012.
Boston, MA 02108-3913                (From overseas, call (617) 557-8280.)
--------------------------------------------------------------------------------

This Prospectus describes the Trust Shares ("Trust Shares" or "Shares") offered by several separate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.), an open-end, management investment company. Excelsior Fund also issues an additional series of shares in the portfolios which are offered under a separate prospectus. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 BLENDED EQUITY FUND seeks long-term capital appreciation by investing in com-panies believed by the Investment Adviser to represent good long-term values not currently recognized in the market prices of their securities.

 VALUE AND RESTRUCTURING FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from their re-structuring or redeployment of assets and operations in order to become more competitive or profitable.

 SMALL CAP FUND seeks long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDER-ALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $3 billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests in equity securities. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limi-tations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of each Fund. Because the Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ultimately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

  The following table summarizes the expenses borne by the Trust Shares of each Fund.

                                                 BLENDED   VALUE AND
                                                 EQUITY  RESTRUCTURING  SMALL
                                                  FUND       FUND      CAP FUND
                                                 ------- ------------- --------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load...........................    None       None       None
Sales Load on Reinvested Dividends.............    None       None       None
Deferred Sales Load............................    None       None       None
Redemption Fees/1/ ............................    None       None       None
Exchange Fees..................................    None       None       None
ANNUAL FUND OPERATING EXPENSES FOR TRUST SHARES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/ ..........       %          %          %
12b-1 Fees/3/..................................       %          %          %
Other Operating Expenses
 Administrative Servicing Fee/2/...............       %          %          %
 Other Expenses/2/ (after fee waivers).........       %          %          %
                                                  -----      -----      -----
Total Operating Expenses (after fee waivers)/2/
 ..............................................       %          %          %
                                                  =====      =====      =====

-------

1. The Fund's sub-transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for Shares of each of the Value and Restructuring and Small Cap Funds (collectively, the "Theme Funds"), respectively, to maintain an annual expense ratio, net of 12b-1 fees, of not more than .99%. Without such fee waivers, "Advisory Fees" would be .75%, .60% and .60%, "Other Expenses"
   would be     %,     % and     %, and "Total Operating Expenses" would be
       %,     % and     % for the Blended Equity, Value and Restructuring and
   Small Cap Funds, respectively.

3. As a result of the payment of sales charges and distribution fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Blended Equity Fund.............................  $       $      $        $
Value and Restructuring Fund....................
Small Cap Fund..................................

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Trust Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Trust Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" and "Descrip-tion of Capital Stock" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                             FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Trust Share outstanding throughout each period and other performance information derived from the fi-nancial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund with-out charge by calling the number on the front cover of this Prospectus.

  The Funds offer two separate series of shares, Trust Shares and shares of another series offered under a separate prospectus. Trust Shares and the shares of the other series offered by a separate prospectus represent equal pro rata interests in each Fund, except that Trust Shares bear the additional expense of distribution fees. See "Description of Capital Stock."

                           BLENDED EQUITY FUND

                       (FORMERLY, THE EQUITY FUND)

                                                                       PERIOD
                                                                        ENDED
                                                                      MARCH 31,
                                                                        1997
                                                                      ---------
Net Asset Value, Beginning of Period.................................   $
                                                                        ----
Income From Investment Operations
 Net Investment Income...............................................
 Net Gains or (Losses) on Securities (both realized and unrealized)..
                                                                        ----
 Total From Investment Operations....................................
                                                                        ----
Less Distributions
 Dividends From Net Investment Income................................
 Dividends in Excess of Net Investment Income........................
 Distributions From Net Realized Gain on Investments and Options.....
 Distributions in Excess of Net Realized Gain on Investments and
  Options............................................................
                                                                        ----
 Total Distributions.................................................
                                                                        ----
Net Asset Value, End of Period.......................................   $
                                                                        ====
Total Return/2/ .....................................................      %
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)......................................................   $
 Ratio of Net Operating Expenses to Average Net Assets...............      %
 Ratio of Gross Operating Expenses to Average Net Assets/4/..........      %
 Ratio of Net Investment Income to Average Net Assets................      %
 Portfolio Turnover Rate.............................................      %

-------
NOTES:

1. Inception date for Trust Shares of the Fund was     .

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.

3. Annualized.

4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       VALUE AND RESTRUCTURING FUND

        (FORMERLY, THE BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)

                                                                PERIOD ENDED
                                                              MARCH 31, 1997/1/
                                                              -----------------
Net Asset Value, Beginning of Period.........................      $
                                                                   ------
Income From Investment Operations
  Net Investment Income......................................
  Net Gains or (Losses) on Securities (both realized and
   unrealized)...............................................
                                                                   ------
  Total From Investment Operations...........................
                                                                   ------
Less Distributions
  Dividends From Net Investment Income.......................
  Dividends in Excess of Net Investment Income...............
  Distributions From Net Realized Gain on Investments and
   Options...................................................
  Distributions in Excess of Net Realized Gain on Investments
   and Options...............................................
                                                                   ------
  Total Distributions........................................
                                                                   ------
Net Asset Value, End of Period...............................      $
                                                                   ======
Total Return/2/..............................................           %
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)....................      $
  Ratio of Net Operating Expenses to Average Net Assets......           %/3/
  Ratio of Gross Operating Expenses to Average Net Assets/4/.           %/3/
  Ratio of Net Investment Income to Average Net Assets.......           %/3/
  Portfolio Turnover Rate....................................           %/3/

-------
NOTES:

1. Inception date for Trust Shares of the Fund was       .

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                           SMALL CAP CYCLE FUND

                   (FORMERLY, THE EARLY LIFE CYCLE FUND)

                                                                PERIOD ENDED
                                                              MARCH 31, 1997/1/
                                                              -----------------
Net Asset Value, Beginning of Period.........................       $
                                                                    -----
Income From Investment Operations
  Net Investment Income......................................
  Net Gains or (Losses) on Securities (both realized and
   unrealized)...............................................
                                                                    -----
  Total From Investment Operations...........................
                                                                    -----
Less Distributions
  Dividends From Net Investment Income.......................
  Dividends in Excess of Net Investment Income...............
  Distributions From Net Realized Gain on Investments and
   Options...................................................
  Distributions in Excess of Net Realized Gain on Investments
   and Options...............................................
                                                                    -----
  Total Distributions........................................
                                                                    -----
Net Asset Value, End of Period...............................       $
                                                                    =====
Total Return/2/..............................................           %
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)....................       $
  Ratio of Net Operating Expenses to Average Net Assets......           %/3/
  Ratio of Gross Operating Expenses to Average Net Assets/4/.           %/3/
  Ratio of Net Investment Income to Average Net Assets.......           %/3/
  Portfolio Turnover Rate....................................           %/3/

-------
NOTES:

1. Inception date for Trust Shares of the Fund was         .

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's ap-proach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify funda-mental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demo-graphics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other "longer-term investment themes" to identify investment opportunities. The Investment Adviser believes these longer-term themes represent strong and inexorable trends. The Investment Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding shares of such Fund.

BLENDED EQUITY FUND

 The Blended Equity Fund's investment objective is to seek long-term capital appreciation. The Blended Equity Fund invests in companies which the Invest-ment Adviser believes have value currently not recognized in the market prices of the companies' securities. The Investment Adviser uses the investment phi-losophy, strategies and themes discussed above to identify such investment values and to diversify the Fund's investments over a variety of industries and types of companies. See "Investment Policies Common to the Blended Equity Fund and the Theme Funds" for a discussion of various investment policies ap-plicable to the Blended Equity Fund.

THEME FUNDS

 Two Theme Funds are offered having the common investment objective of long-term capital appreciation. As noted above, these Theme Funds are based on themes identified and followed by the Investment Adviser. Each Theme Fund's key policies are discussed below. Additional policies common to both Theme Funds are discussed after this section.



 VALUE AND RESTRUCTURING FUND--invests in companies which the Investment Ad-viser believes will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. Such compa-nies may include those involved in prospective mergers, consolidations, liqui-dations, spin-offs, financial restructurings and reorganizations. The business activities of such companies are not limited in any way. Under normal condi-tions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph. The Investment Adviser's focus is to find companies whose restructuring activities offer significant value and in-vestment potential. For the past several years leveraged buy-outs and mergers have been prominent trends. Currently, a great deal of value is being created as companies deleverage, recapitalize, and rationalize their operations in or-der to increase profitability. There is risk in these types of investments. For example, should a company be unsuccessful in reducing its debt, it may be forced into default on its debt, increasing its debt or bankruptcy.

 SMALL CAP FUND--invests primarily in smaller companies which are in the ear-lier stages of their development [or larger or more mature companies engaged in new and higher growth potential operations.] Small cap companies are typi-cally early in their development as companies, yet have demonstrated or are expected to achieve substantial long-term earnings growth. [More mature or larger, established companies may also be positioned for accelerating earnings because of rejuvenated management, new products, new markets for existing products or structural changes in the economy.] In selecting companies for in-vestment, the Investment Adviser looks for innovative companies whose poten-tial has not yet been fully recognized by the securities markets. Under normal conditions, at least 65% of the Fund's total assets will be invested in compa-nies with capitalization of $1 billion or less. The risk and venture oriented nature of such companies naturally entails greater risk for investors when contrasted with investing in more established companies.

INVESTMENT POLICIES COMMON TO THE BLENDED EQUITY FUND AND THE THEME FUNDS

 Under normal market and economic conditions, the Blended Equity and each Theme Fund will invest at least 65% of its total assets in common stock, pre-ferred stock and securities convertible into common stock. Normally, up to 35% of each such Fund's total assets may be invested in other securities and in-struments including, e.g., other investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. During temporary defensive periods or when the Investment Adviser believes that suit-able stocks or convertible securities are unavailable, each Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

 In managing the Blended Equity and Theme Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, consistent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and all Funds will invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. As discussed above, the Small Cap Fund emphasizes such companies. Certain securities owned by the Blended Equity and Theme Funds may be traded only in the over-the-counter mar-ket or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's Shares, and a Fund may be required, in order to meet redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during pe-riods when such disposition is not desirable, or to make many small sales over a period of time.

 The Blended Equity and Theme Funds may invest in the securities of foreign issuers. The Funds may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evi-dence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

RISK FACTORS

 Each Fund is subject to market risk, interest rate risk and in some cases in-dustry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes. Factors affecting debt securities will affect all of the Funds' debt holdings.

 Smaller capitalized companies may have limited product lines, markets, or fi-nancial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger capitalized or more established companies, both because their se-curities typically are traded in lower volume and because the issuers typi-cally are subject to a greater degree to changes in their earnings and pros-pects.

 All Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affectinvestments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate legal action in a foreign court. Divi-dends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Blended Equity and Theme Funds' shares may be suitable only for those invest-ors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 5 below under "Investment Limitations"). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by Standard & Poor's Ratings Group ("S&P") or "Prime-2" or better by Moody's Investors Service, Inc. ("Moody's"). In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instru-ments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

GOVERNMENT OBLIGATIONS

 All Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

REPURCHASE AGREEMENTS

 In order to effectively manage their cash holdings, the Funds may enter into repurchase agreements. Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturi-ties in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Theme Funds may purchase put and call options listed on a national secu-rities exchange and issued by the Options Clearing Corporation in an amount not exceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized invest-ment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets.

By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the ex-ercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

 The Theme Funds may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized ex-changes or in other established financial markets.

 The Theme Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Theme Funds will engage in futures transac-tions only to the extent per- mitted by the Commodity Futures Trading Commis-sion ("CFTC") and the Securities and Exchange Commission ("SEC"). When invest-ing in futures contracts, the Funds must satisfy certain asset segregation re-quirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" an options or futures posi-tion generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, im-mediately after any such transaction, the aggregate initial margin that is re-quired to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the under-lying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the op-tion. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures con-tract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addi-tion to the advisory fees and other expenses a Fund bears directly in connec-tion with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advi-sory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not ex-ceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment objectives.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is deter-mined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions re-sulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal").

                            INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately af-ter such purchase more than 5% of the value of its total assets would be in-vested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

  3. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total as-sets;

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Blended Equity Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to each Theme Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. Government, and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

 The Blended Equity Fund may not:

  5. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obliga-tions of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks; and

  6. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

                                     * * *

 In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Theme Funds may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institu-tion or domestic branch of a foreign bank; or (ii) more than 20% of their re-spective total assets would be invested in foreign branches of financial insti-tutions or in domestic branches of foreign banks. The Theme Funds may not know-ingly invest more than 10% of the value of their respective total assets in il-liquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which mar-ket quotations are not readily available. These investment policies may be changed by Excelsior Fund's Board of Directors upon reasonable notice to share-holders.

 The Blended Equity Fund will not invest more than 25% of the value of its to-tal assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percent-age resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Ex-change (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the In-vestment Adviser are open for trading ("Business Day"). Currently, the holi-days which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Co-lumbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Trust Share for purposes of pricing sales and redemptions is calcu-lated by dividing the value of all securities and other assets allocable to its Trust Shares, less the liabilities allocable to its Trust Shares, by the number of its outstanding Trust Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national secu-rities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quo-tations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Invest-ments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more inde-pendent pricing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

 Under Excelsior Fund's Distribution Agreement and Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust Shares of each Fund may compensate the Distributor monthly for its services which are intended to re-sult in the sale of Trust Shares. The compensation may not exceed the annual rate of .75% of the average daily net asset value of each Fund's outstanding Trust Shares. Trust Shares of each Fund currently bear the expense of such distri-bution fees at the annual rate of .35% of the average daily net asset value of the Fund's outstanding Trust Shares. The Distributor may also use the distribution fees to defray direct and indirect marketing expenses such as:
(i) the expense of preparing, printing and distributing promotional materials and prospectuses (other than prospectuses used for regulatory purposes or for distribution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the ex-pense of payments to financial institutions that are not affiliated with the Distributor ("Distribution Organizations") for distribution assistance (in-cluding sales incentives). Payments under the Distribution Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distribu-tor as it chooses (for example, to defray its overhead expenses).

PURCHASE OF SHARES

 Shares of the Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. Shares may be purchased by customers ("Customers") of financial institutions ("Shareholder Organizations"). A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distribu-tor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Cus-tomer purchases and redemptions will be sent by CGFSC to the particular Share-holder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic ac-count statements directly to Customers. A Shareholder

Organization may also elect to establish its Customers as record holders.

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through certain Shareholder Organizations may incur transac-tion charges in connection with such purchases. Investors should contact their Shareholder Organizations for further information on transaction fees.


PURCHASE PROCEDURES

General

 Customers of certain Shareholder Organizations may purchase Shares by complet-ing the Application for purchase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC or a Shareholder Organization; or (c) a letter stating the amount of the in-vestment, the name of the Fund and the account number in which the investment is to be made.

Purchases by Wire

 Customers of certain Shareholder Organizations may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by in-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial aggregate investment by a Shareholder Organization investing on behalf of its Customers is $500 per Fund. The minimum subsequent investment is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments to Shareholder Organizations is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a Shareholder Organization may incur transaction charges in connection with such redemptions. Such invest-ors should contact their Shareholder Organization for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with the procedures described below (these procedures also apply to Cus-tomers of Shareholder Organizations for whom individual accounts have been es-tablished with CGFSC).

REDEMPTION BY MAIL

 Customers of certain Shareholder Organizations may redeem shares by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Customers of certain Shareholder Organizations who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption pro-ceeds directly to the investor's account at any commercial bank in the United States. Customers of certain Shareholder Organizations who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Only redemptions of $500 or more will be wired to an in-vestor's account. An $8.00 fee for each wire redemption by an investor is de-ducted by CGFSC from the proceeds of the redemption. The redemption proceeds for investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, an investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the investor, with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees). Further documenta-tion may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DIS-TRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACT-ING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. An investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If an investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the investor's ac-count.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If a Customer is unable to contact CGFSC by telephone, the Customer may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Customers of Shareholder Organizations may, after appropriate prior authori-zation and without an exchange fee imposed by Excelsior Fund, exchange Shares in a Fund having a value of at least $500 for Shares of any other Fund, or for Trust Shares of Excelsior Institutional Trust, provided that such other Shares may legally be sold in the state of the investor's residence.

 Excelsior Institutional Trust currently offers Trust Shares in four invest-ment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market;

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities; and

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in Shares of another Fund or of a portfolio of Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined af-ter the exchange request is received. The shares of the portfolio to be ac-quired will be purchased at the per share net asset value of those shares next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the portfolios of Excelsior Institutional Trust should request and review the prospectus of such funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund and Excel-sior Institutional Trust reserve the right to limit the number of exchange re-quests of investors to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AU-THENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BE-LIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCE-DURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 Customers of certain Shareholder Organizations who own Shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The in-vestor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the cur-rent value of Shares in the account) on a monthly, quarterly, semi-annual or annual basis. Information concerning the availability of, and the procedures and fees relating to, such plans may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by investors in connection with the follow-ing tax-deferred prototype retirement plans offered by certain Shareholder Or-ganizations:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans is available from Shareholder Organizations.

 Information concerning the availability of, and the procedures and fees re-lating to, such retirement plans may be obtained by Customers directly from their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Customers of certain Shareholder Or-ganizations to purchase Shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Customer. Provided the investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an investor's checking, bank money market or NOW account designated by the investor. At the investor's option, the account designated will be deb-ited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Shares at a price which is lower than their purchase price.

 Information concerning the availability of, and the procedures and fees re-lating to, Automatic Investment accounts may be obtained by Customers directly from their Shareholder Organizations.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid quarterly. For dividend purposes, a Fund's investment income is reduced by ac-crued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Trust Shares will be reduced by the amount of other expenses allocated to such series, including the expense of distribution fees associated with Excelsior Fund's Distribution Plan. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Customers of Share-holder Organizations will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (as deter-mined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive divi-dends and distributions in cash. Reinvested dividends and distributions re-ceive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Inter-nal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of lia-bility for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to re-duce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or for-eign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with re-spect to stock or securities. Any in come derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the part-nership or trust.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S.
Trust Connecticut had approximately $    billion in aggregate assets under
management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Blended Equity Fund's portfolio manager, David A. Tillson, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Tillson, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 1993, and has been the Fund's portfolio manager since December 1994. Prior to joining U.S. Trust, Mr. Tillson was the founder and President of TDA Capital Management Company, and a Senior Vice President of Matrix Asset Advisors until 1993. He was also a Vice President and Senior Portfolio Manager with V C S & O Asset Management until 1990.

 The Value and Restructuring Fund's portfolio manager, David J. Williams, is the person primarily responsible for the day-to-day management of the Fund's
investment portfolio. Mr. Williams, Senior Vice Presi     -
dent, Department Manager and Senior Portfolio Manager of the Personal Equity and Balanced Investment Division of U.S. Trust, has been with U.S. Trust since 1987 and has been the Fund's portfolio manager since its inception.

 The Small Cap Fund's portfolio co-manager is Jay B. Springer. Mr. Springer, a Managing Director and Senior Portfolio Manager at U.S. Trust, has been with U.S. Trust since June 1983 and has been the Fund's portfolio manager since January 1997.

 The Small Cap Fund's portfolio co-manager is Diana L. Chaney. Ms. Chaney, a Vice President at U.S. Trust, has been with U.S. Trust since May 1995 and was previously with Smith Barney Investment Advisers where she was Director of Money Management from 1987 to 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement the Investment Adviser is entitled to be paid a fee, computed daily and paid monthly, at the annual rates of: .75% of the average daily net assets of the Blended Equity Fund; and .60% of the average daily net assets of each Theme Fund. The advisory fee rate payable by the Blended Equity Fund is higher than the rates payable by most mutual funds. The Board of Directors be-lieves, based on information supplied to it by the Investment Adviser, that this fee is comparable to the rates paid by many other funds with similar in-vestment objectives and policies and is appropriate for the Fund in light of its investment objective and policies.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the In-vestment Advisory Agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of . %, . % and . % of the average daily net assets of the Blended Equity, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of . %, . % and . % of the average daily net assets of the Blended Equity, Value and Restructuring and Small Cap Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") and Excelsior Institutional Trust, which are also advised by the Investment Ad-viser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excel-sior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                    COMBINED AGGREGATE AVERAGE DAILY
                 NET ASSETS OF EXCELSIOR FUND, EXCELSIOR
            TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST
          (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF EXCELSIOR            ANNUAL
                 FUND AND EXCELSIOR INSTITUTIONAL TRUST)                   FEE
          ----------------------------------------------------            ------
first $200 million....................................................... .200%
next $200 million........................................................ .175%
over $400 million........................................................ .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administra-tion fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for additional in-formation on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rates of . %, . % and . % of the average daily net assets of the Blended Equity, Value and Restructuring and Small Cap Funds, respectively, and waived administration fees at the effective annual rates of %, % and % of such respective Funds.

SERVICE ORGANIZATIONS

 Excelsior Fund will enter into Shareholder Servicing agreements ("Servicing Agreement") with Shareholder Organizations which agree to provide their Cus-tomers various shareholder administrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). As a considera-tion for the administrative services provided to Customers, a Fund will pay each Service Organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connec-tion with Customer orders to purchase, exchange or redeem Shares; and provid-ing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Ad- viser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the Blended Equity, Small Cap and Value, and Restructuring Funds. In addition to the Trust Shares, Excelsior Fund offers a separate series of shares offered under a separate pro-spectus representing interests in each of those Funds. Trust Shares and the other series of shares offered under a separate prospectus have different ex-penses, which may affect performance. Call (800) 446-1012 for information re-garding the other series of shares in each Fund offered under a separate pro-spectus.

 Each share (irrespective of series designation) in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Directors. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class or series, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's outstand-ing shares on behalf of their customers.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communica-tions to the custodian should be directed to Chase, Mutual Funds Service Divi-sion, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency arrange-ment with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and reg-istrar services to the Funds.

 U.S. Trust may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Shares of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For exam-ple, the performance of a Fund may be compared to data prepared by Lipper Ana-lytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Blended Equity and Theme Funds may be also compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various pe-riods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund, a particular Fund or a particular series of a Fund means, with respect to the approval of an investment advisory agree-ment, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund or series, or (b) 67% or more of the shares of Excelsior Fund or such Fund or series present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund or series are repre-sented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)
  and mail to:                          FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                       Excelsior Funds
  c/o Chase Global Funds                c/o Chase Global Funds Services Company
  Services Company                      Sub-Transfer Agent
  P.O. Box 2798                         73 Tremont Street
  Boston, MA 02208-2798                 Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

  [LOGO] EXCELSIOR         CHASE GLOBAL FUNDS SERVICES COMPANY   NEW
         FUNDS INC.        CLIENT SERVICES                       ACCOUNT
                           P.O. Box 2798                         APPLICATION
                           Boston, MA 02208-2798                 (TRUST SHARES)
                           (800) 446-1012

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------

    [_] Individual  [_] Joint Tenants
    [_] Trust       [_] Gift/Transfer to Minor  [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address                          [_] U.S. Citizen
                                     [_] Other (specify)
    ------------------------------                      ----------
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

Fund                              INITIAL INVESTMENT        Fund                         INITIAL INVESTMENT
[_] Blended Equity Fund           $ ________________  8815  [_] Small Cap Fund           $ ________________  8812
[_] Value Restructuring Fund      $ ________________  8818  [_] Other___________________ $ ________________

                                                            TOTAL INITIAL INVESTMENT:    $ ________________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and
    ask for the Wire          ------------------  ---------------
    Desk.                        Name of Bank      Wire Control
                                                      Number



    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional
    shares unless appropriate boxes below are checked:
    [_] All dividends are to be     [_] reinvested  [_] paid in cash
    [_] All capital gains are to be [_] reinvested  [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers Title on Bank Account*_________ and employees will not be
    liable for any loss,          Name of Bank __________________
    liability, cost or expense
    for acting upon instructions Bank A.B.A. Number ____________ believed to be genuine and
    in accordance with the        Account Number ________________
    procedures described in the
    then current Prospectus. To   Bank Address __________________
    the extent that Excelsior
    Fund, Excelsior Tax-Exempt    City/State/Zip Code ___________
    Fund and Excelsior            (attach voided check here)
    Institutional Trust fail to
    use reasonable procedures as  A corporation, trust or
    a basis for their belief,     partnership must also submit a
    they or their service         "Corporate Resolution" (or
    contractors may be liable     "Certificate of Partnership")
    for instructions that prove   indicating the names and
    to be fraudulent or           titles of officers authorized
    unauthorized.                 to act on its behalf.
                                  * TITLE ON BANK AND FUND
    I/We further acknowledge      ACCOUNT MUST BE IDENTICAL.
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.


  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

  [LOGO] EXCELSIOR
         FUNDS INC.

                 CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
                 CLIENT SERVICES                        APPLICATION
                 P.O. Box 2798                          SPECIAL INVESTMENT AND
                 Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
                 (800) 446-1012

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________

                                  Social Security or Taxpayer ID
    Owner Name _________________  Number _________________________

    Street Address _____________  City, State, Zip Code __________

    Resident
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                      change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
                All dividends are to be     [_] reinvested  [_] paid in cash
                All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________

    Name _______________________  Bank Account Number ____________

    Address ____________________  Address of Bank ________________

    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)

    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ _______

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO  NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $_______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ____________________________________________________________________

  Street Address _______________________________________________________________

  City, State, Zip Code ________________________________________________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................   8
INVESTMENT OBJECTIVES AND POLICIES.........................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  11
INVESTMENT LIMITATIONS.....................................................  14
PRICING OF SHARES..........................................................  16
HOW TO PURCHASE AND REDEEM SHARES..........................................  16
INVESTOR PROGRAMS..........................................................  20
DIVIDENDS AND DISTRIBUTIONS................................................  22
TAXES......................................................................  22
MANAGEMENT OF THE FUNDS....................................................  24
DESCRIPTION OF CAPITAL STOCK...............................................  26
CUSTODIAN AND TRANSFER AGENT...............................................  27
PERFORMANCE INFORMATION....................................................  27
MISCELLANEOUS..............................................................  28
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  29

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTEQP897-FT

                               [LOGO] EXCELSIOR
                                      FUNDS INC.

                            BLENDED EQUITY FUND

                       VALUE AND RESTRUCTURING FUND

                              SMALL CAP FUND

                                  TRUST SHARES

                                   Prospectus

                              August 1, 1997

                             CROSS-REFERENCE SHEET

                             EXCELSIOR FUNDS, INC.
                (INTERNATIONAL FUND, EMERGING AMERICAS FUND,
                    PACIFIC ASIA FUND, PAN EUROPEAN FUND)

 FORM N-1A, PART A, ITEM                            PROSPECTUS CAPTION
 -----------------------                            ------------------
  1. Cover Page..........................  Cover Page
  2. Synopsis............................  Prospectus Summary and
                                           Expense Summary
  3. Financial Highlights................  Selected Per Share Data and Ratios;
                                           Performance Information
  4. General Description of Registrant...  Prospectus Summary; Investment
                                           Objectives and Policies; Portfolio
                                           Instruments and Other Investment
                                           Information; Investment Limitations;
                                           Description of Capital Stock
  5. Management of the Fund..............  Management of the Fund; Custodian
                                           and Transfer Agent
  6. Capital Stock and Other Securities..  How to Purchase and Redeem Shares;
                                           Dividends and Distributions; Taxes;
                                           Description of Capital Stock;
                                           Miscellaneous
  7. Purchase of Securities Being          Pricing of Shares; How to Purchase
      Offered............................  and Redeem Shares; Investor Programs
  8. Redemption or Repurchase............  How to Purchase and Redeem Shares
  9. Pending Legal Proceedings...........  Inapplicable

                                                               [LOGO] EXCELSIOR
                                                                      FUNDS INC.
A Management Investment Company

-------------------------------------------------------------------------------
                            For initial purchase information, current prices,
International Funds         performance information and existing account in-
                            formation, call (800) 446-1012. (From overseas, call (617) 557-8280.)

73 Tremont Street
Boston, MA 02108-3913

-------------------------------------------------------------------------------

This Prospectus describes several separate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.), an open-end, management investment company. Each portfolio (each a "Fund" and collectively the "Funds") has its own investment objective and policies as follows:

 INTERNATIONAL FUND seeks total return on its assets through capital apprecia-tion and income derived primarily from investments in a diversified portfolio of marketable foreign equity securities.

 LATIN AMERICA FUND seeks long-term capital appreciation through investments in companies and securities of governments based in all countries in the West-ern Hemisphere, except the U.S.

 PACIFIC/ASIA FUND seeks long-term capital appreciation through investments in companies and securities of governments based in all countries in Asia and on the Asian side of the Pacific Ocean.

 PAN EUROPEAN FUND seeks long-term capital appreciation through investments in companies and securities of governments based in Europe.

 Excelsior Fund is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES OF THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately
$    billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests principally in the equity securities of foreign companies. The Funds also may invest in warrants, convertible securi-ties, bonds and other securities of foreign companies and governments. The Funds' investment objectives and policies are summarized on the cover and ex-plained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market risk and currency risk. Market risk is the possibility that stock prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addi-tion, since the Funds invest in foreign securities, the Funds are subject to the risks of fluctuations of the value of foreign currencies relative to the U.S. dollar and other risks associated with such investments. Finally, while the International Fund diversifies its investments in a variety of companies and countries, the Latin America, Pacific/Asia and Pan European Funds (collec-tively, the "Regional Funds") focus their investment activities in their des-ignated regions. As a result each Regional Fund is susceptible to regional economic, market, political and other more localized risks. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ultimately by its shareholders. Investments in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies--Risk Factors" and "Portfolio Instruments and Other Investment Information."

                                EXPENSE SUMMARY

                           INTERNATIONAL LATIN AMERICA PACIFIC/ASIA PAN EUROPEAN
                               FUND          FUND          FUND         FUND
                           ------------- ------------- ------------ ------------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load.....      None          None          None         None
Sales Load on Reinvested
 Dividends...............      None          None          None         None
Deferred Sales Load......      None          None          None         None
Redemption Fees/1/.......      None          None          None         None
Exchange Fees............      None          None          None         None
ANNUAL FUND OPERATING EX-
 PENSES
 (AS A PERCENTAGE OF AV-
 ERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)/2/.............       --%           --%           --%          --%
12b-1 Fees...............      None          None          None         None
Other Operating Expenses
 Administrative Servicing
  Fee/2/.................       --%           --%           --%          --%
 Other Expenses..........       --%           --%           --%          --%
                               ----          ----          ----         ----
Total Operating Expenses
 (after fee waivers)/2/..       --%           --%           --%          --%
                               ====          ====          ====         ====

-------

/1/ The Funds' sub-transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

/2/ The Investment Adviser and Administrators may, from time to time, voluntarily waive a portion of their respective fees which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for Shares of the Latin America, Pacific/Asia and Pan European Funds to maintain an annual expense ratio of not more than 1.67%. Without such fee waivers, "Advisory Fees" would be 1.00%, 1.00%, 1.00% and 1.00% and "Total Operating Expenses" would be %, %, %, and % for each of the International, Latin America, Pacific/Asia and Pan European Funds.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
International Fund..............................  $       $      $        $
Latin America Fund..............................
Pacific/Asia Fund...............................
Pan European Fund...............................

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                               INTERNATIONAL FUND

                                                    YEAR ENDED MARCH 31,
                          --------------------------------------------------------------------------------
                          1997   1996    1995     1994    1993    1992     1991     1990    1989   1988/1/
                          ----- ------  -------  ------  ------  -------  -------  ------  ------  -------
Net Asset Value,
 Beginning of period....        $ 9.82  $ 10.44  $ 8.66  $ 8.27  $  8.75  $  9.84  $ 8.61  $ 7.85  $  8.00
                          ----- ------  -------  ------  ------  -------  -------  ------  ------  -------
Income From Investment
 Operations
 Net Investment Income..          0.10     0.10    0.05    0.15     0.08     0.13    0.15    0.05     0.05
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........          1.15    (0.29)   1.88    0.25    (0.45)   (0.64)   1.47    0.77    (0.16)
                          ----- ------  -------  ------  ------  -------  -------  ------  ------  -------
 Total From Investment
  Operations............          1.25    (0.19)   1.93    0.40    (0.37)   (0.51)   1.62    0.82    (0.11)
                          ----- ------  -------  ------  ------  -------  -------  ------  ------  -------
Less Distributions
 Dividends From Net
  Investment Income.....         (0.08)    0.00   (0.02)  (0.01)   (0.11)   (0.11)  (0.16)  (0.06)   (0.03)
 Dividends in Excess of
  Net Investment Income.         (0.01)   (0.11)  (0.12)   0.00     0.00     0.00    0.00    0.00     0.00
 Distributions From Net
  Realized Gain on
  Investments...........         (0.07)   (0.32)  (0.01)   0.00     0.00    (0.47)  (0.23)   0.00    (0.01)
 Distributions in Excess
  of Net Realized Gain
  on Investments........          0.00     0.00    0.00    0.00     0.00     0.00    0.00    0.00     0.00
                          ----- ------  -------  ------  ------  -------  -------  ------  ------  -------
 Total Distributions....         (0.16)   (0.43)  (0.15)  (0.01)   (0.11)   (0.58)  (0.39)  (0.06)   (0.04)
                          ----- ------  -------  ------  ------  -------  -------  ------  ------  -------
Net Asset Value, End of
 Period.................        $10.91  $  9.82  $10.44  $ 8.66  $  8.27  $  8.75  $ 9.84  $ 8.61  $  7.85
                          ===== ======  =======  ======  ======  =======  =======  ======  ======  =======
Total Return/2/.........        12.77%  (1.93)%  22.34%   4.85%  (4.35)%  (5.20)%  18.91%  10.59%  (1.28)%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..        $97.85  $ 64.05  $55.74  $30.37  $ 46.92  $ 31.87  $21.49  $13.01  $  8.56
 Ratio of Net Operating
  Expenses to Average
  Net Assets............         1.40%    1.47%   1.53%   1.50%    1.52%    1.61%   1.34%   1.28%    1.09%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/4/.         1.50%    1.53%   1.53%   1.50%    1.52%    1.61%   1.58%   1.93%    2.81%/3/
 Ratio of Net Investment
  Income to Average Net
  Assets................         0.82%    0.71%   0.18%   1.27%    0.94%    1.57%   1.55%   0.75%    1.13%/3/
 Portfolio Turnover
  Rate..................         39.0%    66.0%   64.0%   31.0%    32.0%    47.0%   50.0%   80.0%    55.0%/3/

-------
NOTES:
1. Inception date of the Fund was July 21, 1987.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                            LATIN AMERICA FUND

                  (FORMERLY, THE EMERGING AMERICAS FUND)

                              YEAR ENDED MARCH 31,
                          ------------------------------    PERIOD ENDED
                          1997   1996     1995     1994   MARCH 31, 1993/1/
                          ----- ------  --------  ------  ----------------- ---
Net Asset Value, Begin-
 ning of period..........       $ 5.86  $   9.30  $ 7.12       $  7.00
                          ----- ------  --------  ------       -------
Income From Investment
 Operations
  Net Investment Income..         0.10      0.01    0.05         (0.00)/5/
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)...........         1.49     (2.56)   2.24          0.12
                          ----- ------  --------  ------       -------
  Total From Investment
   Operations............         1.59     (2.55)   2.29          0.12
                          ----- ------  --------  ------       -------
Less Distributions
  Dividends From Net In-
   vestment
   Income................        (0.04)     0.00   (0.03)         0.00
  Dividends in Excess of
   Net Investment Income.        (0.04)    (0.17)  (0.02)         0.00
  Distributions From Net
   Realized Gain on In-
   vestments.............         0.00      0.00   (0.06)         0.00
  Distributions in Excess
   of Net Realized Gain
   on Investments........         0.00     (0.72)   0.00          0.00
                          ----- ------  --------  ------       -------
  Total Distributions....        (0.08)    (0.89)  (0.11)         0.00
                          ----- ------  --------  ------       -------
Net Asset Value, End of
 Period..................       $ 7.37  $   5.86  $ 9.30       $  7.12
                          ===== ======  ========  ======       =======
Total Return/2/..........       27.29%  (30.47)%  32.25%         1.71%
Ratios/Supplemental Data
  Net Assets, End of Pe-
   riod (in millions)....       $43.16  $  27.34  $39.28       $  3.83
  Ratio of Net Operating
   Expenses to Average
   Net Assets............        1.48%     1.50%   1.49%         1.67%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net Assets/4/.        1.57%     1.57%   1.71%         2.56%/3/
  Ratio of Net Investment
   Income/(Loss) to Aver-
   age Net Assets........        1.12%     0.06%   0.29%       (0.04)%/3/
  Portfolio Turnover
   Rate..................        54.0%     69.0%   51.0%         76.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Amount represents less than $0.01 per Share.

                               PACIFIC/ASIA FUND

                                  YEAR ENDED MARCH 31,
                               -----------------------------    PERIOD ENDED
                               1997   1996    1995     1994   MARCH 31, 1993/1/
                               ----- ------  -------  ------  -----------------
Net Asset Value, Beginning of
 period.......................       $ 8.45  $ 10.04  $ 7.54        $7.00
                               ----- ------  -------  ------        -----
Income From Investment
 Operations
  Net Investment Income.......         0.12     0.08    0.08        (0.00)/5/
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)............         1.33    (0.58)   2.81         0.54
                               ----- ------  -------  ------        -----
  Total From Investment Opera-
   tions......................         1.45    (0.50)   2.89         0.54
                               ----- ------  -------  ------        -----
Less Distributions
  Dividends From Net Invest-
   ment Income................        (0.09)   (0.03)  (0.05)        0.00
  Dividends in Excess of Net
   Investment Income..........        (0.01)   (0.23)  (0.06)        0.00
  Distributions From Net Real-
   ized Gain on Investments...        (0.02)   (0.83)  (0.28)        0.00
  Distributions in Excess of
   Net Realized Gain on
   Investment.................         0.00     0.00    0.00         0.00
                               ----- ------  -------  ------        -----
  Total Distributions.........        (0.12)   (1.09)  (0.39)        0.00
                               ----- ------  -------  ------        -----
Net Asset Value, End of Peri-
 od...........................       $ 9.78  $  8.45  $10.04        $7.54
                               ===== ======  =======  ======        =====
Total Return/2/...............       17.22%  (5.89)%  38.11%        7.71%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)..............       $76.19  $ 47.62  $53.03        $9.67
  Ratio of Net Operating Ex-
   penses to Average Net As-
   sets.......................        1.43%    1.47%   1.53%        1.67%/3/
  Ratio of Gross Operating Ex-
   penses to Average Net
   Assets/4/..................        1.51%    1.52%   1.77%        2.00%/3/
  Ratio of Net Investment In-
   come to Average Net Assets.        1.12%    0.85%   0.54%        0.27%/3/
  Portfolio Turnover Rate.....        29.0%    69.0%   68.0%         1.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Amount represents less than $0.01 per Share.

                               PAN EUROPEAN FUND

                                   YEAR ENDED MARCH 31,
                               ------------------------------    PERIOD ENDED
                                1997    1996    1995    1994   MARCH 31, 1993/1/
                               ------- ------  ------  ------  -----------------
Net Asset Value, Beginning of
 period......................          $ 8.19  $ 8.03  $ 7.34       $  7.00
                               ------- ------  ------  ------       -------
Income From Investment Opera-
 tions
  Net Investment Income......            0.11    0.09    0.03         (0.00)/5/
  Net Gains or (Losses) on
   Securities (both
   realized and unrealized)..            1.35    0.25    0.70          0.34
                               ------- ------  ------  ------       -------
  Total From Investment Oper-
   ations....................            1.46    0.34    0.73          0.34
                               ------- ------  ------  ------       -------
Less Distributions
  Dividends From Net Invest-
   ment Income...............           (0.10)  (0.09)   0.00          0.00
  Dividends in Excess of Net
   Investment
   Income....................            0.00    0.00   (0.04)         0.00
  Distributions From Net Re-
   alized Gain on
   Investments...............           (0.36)  (0.09)   0.00          0.00
  Distributions in Excess of
   Net Realized Gain on In-
   vestment..................            0.00    0.00    0.00          0.00
                               ------- ------  ------  ------       -------
  Total Distributions........           (0.46)  (0.18)  (0.04)         0.00
                               ------- ------  ------  ------       -------
Net Asset Value, End of Peri-
 od..........................          $ 9.19  $ 8.19  $ 8.03       $  7.34
                               ======= ======  ======  ======       =======
Total Return/2/..............          18.25%   4.33%  10.05%         4.86%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............          $47.92  $39.98  $36.68       $  3.80
  Ratio of Net Operating Ex-
   penses to Average
   Net Assets................           1.46%   1.51%   1.61%         1.67%/3/
  Ratio of Gross Operating
   Expenses to Average
   Net Assets/4/.............           1.55%   1.57%   1.72%         3.13%/3/
  Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets........           1.28%   1.11%   0.06%       (0.33%)/3/
  Portfolio Turnover Rate....           42.0%   47.0%   30.0%          9.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to March 1, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Amount represents less than $0.01 per Share.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jectives of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding shares of such Fund.

INTERNATIONAL FUND

 The International Fund's investment objective is to seek total return on its assets through capital appreciation and income derived primarily from invest-ments in a diversified portfolio of marketable foreign equity securities.

 In seeking to achieve this investment objective, the International Fund will invest primarily in equity securities of foreign issuers who will, in the opin-ion of the Investment Adviser, benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geo-political, economic or currency relationships. In making invest-ment decisions, the Investment Adviser will seek to identify values not recog-nized in the market price of a security. The primary emphasis will be on the achievement of a higher total return focusing, as circumstances warrant, solely on either growth of capital or generation of current income or any combination thereof.

 The International Fund does not intend to have, at any time, a specified per-centage of its assets invested either for growth or for income, and all or any portion of its assets may be allocated among these two compo-nents based on the Investment Adviser's analysis of the prevailing market conditions. Although the Fund will seek to realize its investment objective primarily through invest-ments in foreign equity securities, it may, from time to time, assume a defen-sive position by allocating all or any portion of its assets to foreign debt obligations. In determining investment strategy and allocating investments, the Investment Adviser will continuously analyze a broad range of international eq-uity and fixed-income securities in order to assess the level of return, and degree of risk, that can be expected from each type of investment and from each market.

 The International Fund's investments will generally be diversified among geo-graphic regions and countries. While there are no prescribed limits on geo-graphic distribution, the Fund will normally include in its portfolio securi-ties of issuers collectively having their principal business in no fewer than three foreign countries. The Fund's assets may be invested in securities of is-suers located in the Pacific Basin (e.g. Japan, Hong Kong, Singapore, Malay-sia), Europe, Australia, Latin America and Canada. The Fund may also, from time to time, invest in other regions, seeking to capitalize on investment opportu-nities emerging in other parts of the world.

REGIONAL FUNDS:

 The investment objective of each Regional Fund is long-term capital apprecia-tion. In seeking to achieve this investment objective, each Regional Fund will invest primarily in equity securities of foreign issuers who will, in the opin-ion of the Investment Adviser, benefit from global and regional economic trends, promising technologies or products and specific country and regional opportunities resulting from changing geo-political, economic or currency rela-tionships. In making investment decisions, the Investment Adviser will seek to identify values not recognized in the market price of a security.

 Although each Regional Fund will seek to realize its investment objective pri-marily through investments in foreign equity and government securities, it may, from time to time, assume a defensive position by allocating all or any portion of its assets to U.S. Government or foreign debt obligations. The Regional Funds will limit their investments in foreign debt obligations to those rated within the top three ratings by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, deter-mined by the Investment Adviser to be of comparable quality. No Regional Fund currently expects to invest more than 25% of its total assets in the securities issued by any single foreign government. Any such investment would subject the particular Regional Fund to the risks presented by investing in securities of such foreign government to a greater extent than it would if that Fund's assets were not so concentrated. In determining investment strategy and allocating in-vestments, the Investment Adviser will continuously analyze a broad range of international equity and fixed-income securities in order to assess the level of return, and degree of risk, that can be expected from each type of invest-ment and from each market.

 Under normal circumstances, each Regional Fund will invest at least 65% of its total assets in securities of issuers based in its targeted region. A company is "based in" a region if it derives more than half of its assets, revenues or profits from such region. The Regional Funds and their targeted regions are as follows:

 LATIN AMERICA FUND. The Latin America Fund invests primarily in securities of companies and governments based in all countries of the Western Hemisphere ex-cept the U.S. Currently, the Investment Adviser believes that such countries may include Canada, Mexico, Ecuador, the Bahamas, Costa Rica, Venezuela, Colom-bia, Peru, Brazil, Argentina and Chile. Under normal conditions, the Fund will invest at least 65% of its total assets in securities of issuers based in West-ern Hemisphere countries other than Canada. The Fund may also invest in Brady Bonds, which are securities issued in various currencies (primarily the dollar) that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. Government. Additional in-formation on Brady Bonds is included in the Statement of Additional Information.

 PACIFIC/ASIA FUND. The Pacific/Asia Fund invests primarily in securities of companies and governments based in Asia and on the Asian side of the Pacific Ocean. Currently, the Investment Adviser believes that such countries may in-clude Australia, New Zealand, Hong Kong, India, Japan, Indonesia, the Philip-pines, Malaysia, Singapore, Taiwan, China, Thailand, South Korea, Sri Lanka and Pakistan. Under normal conditions, the Fund will limit its investments in the securities of Japanese issuers to less than 20% of its total assets.

 PAN EUROPEAN FUND. The Pan European Fund invests primarily in securities of companies and governments based in Europe. Currently, the Investment Adviser believes that such countries may include Ireland, the United Kingdom, the Neth-erlands, Norway, Sweden, Finland, Belgium, Luxembourg, France, Portugal, Spain, Denmark, Germany, Poland, Czech Republic, Slovakia, Hungary, Switzerland, Aus-tria, Greece, Turkey and Italy. As other formerly communist and Eastern Euro-pean countries become economically viable, investments may be made there as well.

INVESTMENT POLICIES COMMON TO ALL FUNDS

 Under normal market and economic conditions, at least 75% of each Fund's as-sets will be invested in foreign securities. Foreign securities include common stock, preferred stock, securities convertible into common stock, warrants, bonds, notes and other debt obligations issued by foreign entities, as well as shares of U.S. registered investment companies that invest primarily in foreign securities. Foreign debt securities purchased by a Fund may include obligations issued in the Eurocurrency markets and obligations of foreign governments and their po-litical subdivisions. In addition, each Fund may invest in U.S. Government ob-ligations, including the when-issued securities of such issuers, and obliga-tions issued by U.S. companies which are either denominated in foreign cur-rency and sold abroad or, if denominated in U.S. dollars, payment on which is determined by reference to some other foreign currency.

 Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). Investments in unsponsored ADRs involve addi-tional risk because financial information based on generally accepted account-ing principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs and EDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

 Under unusual economic and market conditions, each Fund may restrict the se-curities markets in which its assets are invested and may invest all or a ma-jor portion of its assets in U.S. Government obligations or in U.S. dollar-de-nominated securities of U.S. companies. Up to 25% of each Fund's assets may also be held on a continuous basis in cash or invested in U.S. money market instruments (see below under "Money Market Instruments") to meet redemption requests or to take advantage of emerging investment opportunities. To the ex-tent described below under "Portfolio Instruments and Other Investment Infor-mation," each Fund may purchase shares of other investment companies and may engage in repurchase agreements, securities lending, forward currency con-tracts and futures contracts, options on futures and covered call options.

 Convertible and non-convertible debt securities purchased by each Fund will be rated "investment grade," or, if unrated, deemed by the Investment Adviser to be comparable to securities rated "investment grade," by Moody's or S&P. Debt obligations rated in the lowest of the top four "investment grade" rat-ings ("Baa" by Moody's and "BBB" by S&P) are considered to have some specula-tive characteristics and may be more sensitive to adverse economic change than higher rated securities. Each Fund will sell in an orderly fashion as soon as possible any convertible and non-convertible debt securities it holds if they are downgraded below "Baa" by Moody's or below "BBB" by S&P. Foreign securi-ties are generally unrated. In purchasing foreign equity securities, the Investment Adviser will look generally to established foreign companies. Each Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Funds' portfolio transactions will be ef-fected in the primary trading market for the given security. Each Fund also may invest up to 5% of its total assets in gold bullion. Investments in gold will not produce dividends or interest income, and the Funds can look only to price appreciation for a return on such investments.

RISK FACTORS

 Generally. Each Fund is subject to market risk, interest rate risk and the risks of investing in foreign securities. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock mar-kets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, to the extent that the Funds invest in fixed-income securi-ties, their holdings of debt securities are sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

 Investments in securities of foreign issuers involve certain risks not ordi-narily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign cur-rency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. in-vestors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, politi-cal or social instability or diplomatic developments which could adversely af-fect investments in those countries.

 There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regula-tion of foreign exchanges, brokers and issuers than there is in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. corporations. The Funds might have greater dif-ficulty taking appropriate legal action in a foreign court than in a U.S. court.

 Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposi-tion of these taxes will increase the cost to a Fund of investing in any coun-try imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions--see "Taxes--Federal"--they may reduce the net return to the Fund's shareholders. Investors should also understand that the expense ratio of the Funds can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several rea-sons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

 Latin America Fund. The Latin American economies have experienced consider-able difficulties in the past decade. Although there have been significant im-provements in recent years, the Latin American economies continue to experi-ence significant problems, including high inflation rates and high interest rates. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. The emergence of the Latin American econ-omies and securities markets will require continued economic and fiscal disci-pline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by international economic condi-tions, particularly those in the United States, and by world prices for oil and other commodities.

 Pan European Fund. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Economic Community and the anticipated development of a unified common market, may have profound effects upon the value of a large segment of the Fund's investment portfolio. For example, continued progress in the evolution of a unified European common market may be slowed by unanticipated political or social events and may, therefore, adversely affect the value of certain of the securities held by the Fund. There has been considerable currency volatility within the European mon-etary system and it is unclear whether a unified currency will emerge.

 Pacific/Asia Fund. The extent of economic development, political stability and market depth of different countries in the Pacific/Asia region varies widely. Certain countries in the region are either comparatively underdeveloped or are in the process of becoming developed, and investments in the securities of issuers in such countries typically involve greater poten-tial for gain or loss than investments in securities of issuers in more devel-oped countries. Certain countries in the region also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors. The Fund may be particularly sensitive to changes in the economies of certain countries in the Pacific/Asia region resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

 Latin America, Eastern Europe and the Pacific/Asia Region. Certain of the risks associated with international investments are heightened with respect to investments in developing countries and fledgling democracies in Latin Ameri-ca, Eastern Europe and the Pacific/Asia region. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. In addition, the de-veloping countries and emerging democracies in those regions may have econo-mies based on only a few industries and small securities markets with a low volume of trading. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in more developed markets. Certain countries may also impose substantial re-strictions on investments in their capital markets by foreign entities, in-cluding restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment oppor-tunities available to the Funds and result in a lack of liquidity and a high price volatility with respect to securities of issuers from the developing countries and emerging democracies in those regions.

 Countries in Latin America, Eastern Europe and the Pacific/Asia region may also impose restrictions on the Funds' ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of in-vestment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds.

 Some of the currencies of developing countries and emerging democracies in Latin America, Eastern Europe and the Pacific/Asia region have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries in these regions face serious exchange constraints. In addition, the currencies of certain countries in these regions may not be internationally traded.

 Lastly, governments of many developing countries and emerging democracies in Latin America, Eastern Europe and the Pacific/Asia region exercise substantial influence over many aspects of the private sector. In some countries, the gov-ernment owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries and emerging democracies in these regions, which could affect private sector companies, a Fund and the value of a Fund's portfolio securities. Furthermore, certain countries in Latin Ameri-ca, Eastern Europe and the Pacific/Asia region are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations is-sued or guaranteed by those governments or their agencies and instrumentali-ties involves a high degree of risk.

                                     * * *

 Because of the Funds' investment policies and the considerations discussed above, investments in Shares of the Funds may not be appropriate for all in-vestors and should not be considered a complete investment program.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 "Money market instruments" which may be purchased by each Fund in accordance with its policies set forth above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by a Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" by Moody's. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by each Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

REPURCHASE AGREEMENTS

 In order to effectively manage its cash holdings, each Fund may enter into repurchase agreements. The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. The Funds will not enter into repurchase agreements with the In-vestment Adviser or any of its affiliates. Repurchase agreements with remain-ing maturities in excess of seven days will be considered illiquid securities and will be subject to the 10% limitation discussed below under "'Illiquid Se-curities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing when, in the Investment Adviser's judgment, the income to be earned from the loan jus-tifies the attendant risks.

FORWARD CURRENCY TRANSACTIONS

 Each Fund will conduct its currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency con-tract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are simi-lar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, for-ward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency in-volved instead of cash payment as in the case of futures contracts.

 A Fund's participation in forward currency contracts will be limited to hedg-ing involving either specific transactions or portfolio positions. The Funds' Investment Adviser does not expect to hedge positions as a routine investment technique, but anticipates hedging principally with respect to specific trans-actions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The pur-pose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transac-tions. Transaction and position hedging will not be limited to an overall per-centage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency posi-tions to an extent greater than the aggregate market value (at the time of en-tering into the forward contract) of the securities held in its portfolio de-nominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segrega-tion requirements must be satisfied. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position. Additional information on forward currency transactions, including a discussion of risks involved in such transactions (which are similar to those described below under "Futures Contracts"), is included in the Statement of Additional Information.

FUTURES CONTRACTS

 Each Fund may also enter into interest rate futures contracts, other types of financial futures contracts (such as foreign currency futures contracts, which are similar to forward currency contracts described above) and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

 The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" an options or futures posi-tion generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, im-mediately after any such transaction, the aggregate initial margin that is re-quired to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the under-lying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the op-tion.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures con-tract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

COVERED CALL OPTIONS

 To further increase return on its portfolio securities in accordance with its investment objective and policies, each Fund may engage in writing covered call options (options on securities owned by such Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation or be traded on foreign exchanges. The aggregate value of the se-curities subject to options written by the Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options is not a primary investment technique of the Funds and such op-tions will normally be written on underlying securities as to which the In-vestment Adviser does not antici-pate significant short-term capital apprecia-tion. Additional information on option-writing practices, including particular risks thereof, is provided in the Statement of Additional Information.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Fund may also purchase shares of investment companies investing primarily in foreign securities, including so called "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign coun-try. The Regional Funds will limit their investments in such country funds to those funds which invest in the appropriate regions in light of their respec-tive investment policies. Securities of other investment companies will be acquired by a Fund within the strict limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, each Fund would bear its pro rata portion of the other investment company's advisory fees and other ex-penses. As such, a Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be du-plicative.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not ex-ceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment objectives.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is deter-mined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with attaining the investment objective of the particular Fund. Portfolio invest-ments may be sold for a variety of reasons, such as a more favorable invest-ment opportunity or other circumstances bearing on the desirability of contin-uing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its share-holders. High portfolio turnover may result in the realization of substantial net capital gains. (See "Financial Highlights" and "Taxes--Federal").

                            INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of

 10% of the value of its total assets at the time of such borrowing; or mort-gage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrow-ing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption re-quests and is not for leverage purposes.) The Fund will not purchase portfo-lio securities while borrowings in excess of 5% of its total assets are out-standing. Optioned stock held in escrow is not deemed to be a pledge;

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the International Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to the Latin America, Pacific/Asia and Pan European Funds, there is no limitation with re-spect to securities issued or guaranteed by the U.S. Government, and (c) nei-ther all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

  4. Make loans, except that (i) a Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) a Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

 The International Fund may not:

  5. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

                                     * * *

 In addition to the investment limitations described above, as a matter of fun-damental policy for each Fund which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Latin America, Pan European and Pacific/Asia Funds may not knowingly in-vest more than 10% of the value of their respective total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quo-tations are not readily available. This investment policy may be changed by Ex-celsior Fund's Board of Directors upon reasonable notice to shareholders.

 The International Fund will not invest more than 25% of the value of its total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and its Shares are priced at the close of regular trading hours on the New York Stock Exchange (the "Ex-change"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are: New Year's Day,

Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Inde-pendence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to its Shares, less the liabilities allocable to its Shares, by the number of its outstanding Shares.

 The Funds' portfolio securities which are primarily traded on a domestic ex-change are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, ex-cept that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the pri-mary market for such security. Investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. An option, futures or foreign currency futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. A forward currency contract is valued based on the last published forward currency rate which reflects the duration of the contract and the value of the underlying currency. All other foreign securi-ties are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of for-eign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion.

 Some of the securities acquired by the Funds may be traded on foreign ex-changes or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares.

 Excelsior Fund's administrators have undertaken to price the securities in each Fund's portfolio, and may use one or more independent pricing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organi-zation may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Cus-tomers' purchase and redemption orders with the Funds, CGFSC will send confir-mations of such transactions and periodic account statements directly to Cus-tomers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Excelsior Fund enters into Shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Funds bear the expenses of fees pay-able to Service Organizations for such services. See "Management of the Funds--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from

CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration  (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct In-vestor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Redemp-tion by Mail" above, for details regarding signature guarantees). Further docu-mentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the re-demption until

CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her in-vestment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Invest-or's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Fund or Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Excel-sior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 16 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis; and

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations.

 Excelsior Tax-Exempt Fund currently offers six portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize over time current income ex-empt from Federal income taxes, investing primarily in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a nondiversified fund designed to provide New York investors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in four investment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market;

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities; and

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call ((617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other sharehold-ers, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days written notice to shareholders, and may reject any exchange re-quest. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REA- SONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EX-CELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange, an in-vestor should consult a tax or other financial adviser to determine tax conse-quences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. Informa-tion about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averag-ing to be beneficial, it will not prevent a loss if an Investor ultimately re-deems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net income of each Fund are declared and paid semi-annual-ly. For dividend purposes, a Fund's investment income is reduced by accrued expenses directly attributable to that Fund and the general expenses of Excel-sior Fund prorated to that Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Shares will be reduced by the amount of other expenses allocated to such se-ries. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of a Fund by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have re-quested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested divi-dends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income (including dividends, interest and short-term capital gains), subject to certain adjust-ments and excluding the excess of any net long-term capital gain for the tax-able year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company income each year. Such dividends will be taxable as ordinary income to a Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are de-ferred under the Code.) It is anticipated that none of the dividends paid by a Fund will be eligible for the dividends received deduction for corporations.

 Distributions by a Fund of the excess of its net long-term capital gain over its short-term capital loss are taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares, depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a share-holder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or ex-change of those Shares will be treated as a long-term capital loss to the ex-tent of the capital gain dividend. Generally, a shareholder may include sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or ex-change of such Shares. However, if the shareholder effected an exchange of Shares of a Fund for shares of another portfolio of Excelsior Fund or Excel-sior Tax-Exempt Fund within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the ex-change privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of deter-mining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares.

 It is expected that dividends and certain interest income earned by each Fund from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corpora-tions, such Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. A Fund may make this election. As a consequence, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit his proportionate amounts of such taxes against his U.S. Federal income tax liabilities, or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. taxable income, should he so choose.

 Qualification as a regulated investment company under the Code also requires that a Fund satisfy certain requirements with respect to the source of its in-come for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign cur-rencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Some of the investments that a Fund may make (such as gold bullion) may not be se-curities or may not produce qualifying income. Therefore, it may be necessary for the Investment Adviser to restrict the investments of a Fund to ensure that non-qualifying income does not exceed 10% of such Fund's total gross in-come for a taxable year.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Share-holders will be advised annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state-chartered limited purpose trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S.
Trust Connecticut had approximately $    billion in aggregate assets under
management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Tower, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The International, Pan European and Latin America Funds' portfolio manager, Rosemary Sagar, is the person primarily responsible for the day-to-day manage-ment of the Funds' investment portfolios. Ms. Sagar is the Managing Director of U.S. Trust's Global Investment Division. Prior to joining U.S. Trust, Ms. Sagar was Senior Vice President for international equity investments for Gen-eral Electric Investments Corp. in Stamford, CT from 1990 to 1996. Ms. Sagar has been the Funds' portfolio manager since November 1996.

 The Pacific/Asia Fund's portfolio manager, Wendy Agnew, is the person primar-ily responsible for the day-to-day management of the Funds' investment portfo-lio. Ms. Agnew is Senior Vice President in the Global Investment Division where she heads the Pacific/Asia investment team. From 1988 to 1996, Ms. Agnew was Senior Vice President for international equity investments at General Electric Investments Corp. in Stamford, CT. Ms. Agnew has been the Fund's portfolio manager since November 1996.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of 1% of the average daily net assets of each Fund. Although the advisory fee rate payable by the Funds is higher than the rates payable by most mutual funds, Excelsior Fund believes it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appropriate for the Funds in light of their in-vestment objective and policies.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee after
waivers at the effective annual rates of   %,   %,   % and   % of the average
daily net assets of the International, Latin America, Pacific/Asia and Pan Eu-ropean Funds, respectively. For the same period, U.S. Trust New York waived
advisory fees at the effective annual rates of   %,   %   % and   % of the av-
erage daily net assets of the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

 Prior to November 1, 1996, Foreign and Colonial Asset Management ("FACAM") served as sub-adviser to the International and Pan European Funds, and Foreign & Colonial Emerging Markets Ltd. ("FCEML") served as sub-adviser to the Latin America and Pacific/Asia Funds. For the period ended October 31, 1996, FACAM received a sub-advisory fee from U.S. Trust New York at the effective annual
rate of   % and   % of the average daily net assets of the International and
Pan European Funds, respectively, and waived sub-advisory fees at the effec-
tive annual rates of   % and   % of the average daily net assets of such re-
spective Funds. For the same period, FCEML received a sub-advisory fee from
U.S. Trust New York at the effective annual rate of   % and   % of the average
daily net assets of the Latin America and Pacific/Asia Funds, respectively,
and waived sub-advisory fees at the effective annual rates of   % and   % of
the average daily net assets of such respective Funds.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable with respect to a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. For the services provided to the Funds, the Administrators are jointly entitled to a fee, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of each Fund. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organiza-tions" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate
administration fee at the effective annual rates of   %,   %,   % and   % of
the average daily net assets of the International, Latin America, Pacific/Asia and Pan European Funds, respectively, and waived administration fees at the
effective annual rates of   %,   %,   % and   % of the average daily net as-
sets of such respective Funds.

SERVICE ORGANIZATIONS

 Excelsior Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, a Fund will pay the Service Organi-zation an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption re-quests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements.

Under the terms of the Servicing Agreement, Service Organizations will be re-quired to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the International, Latin America, Pacific/Asia and Pan European Funds.

 Each share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such div-idends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Di-rectors. Excelsior Fund's Charter authorizes the Board of Directors to clas-sify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July   , 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's out-standing shares on behalf of their customers.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should bedirected to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Shares of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other fi-nancial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of a Fund may also be compared to the Europe, Australia, and Far East Index ("EAFE"), the Financial Times Index, and other unmanaged foreign securities indexes.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instrument held in a portfolio, operating expenses, and market con-ditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:


  Complete the Application(s)
   and mail to:
                                       FOR OVERNIGHT DELIVERY: send to:
  Excelsior Funds
  c/o Chase Global Funds               Excelsior Funds c/o Chase Global Funds
   Services Company                    Services Company--Sub-Transfer Agent 73
  P.O. Box 2798                        Tremont Street Boston, MA 02108-3913
  Boston, MA 02208-2798


  Please enclose with the Application(s) your check made payable to the "Excelsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus entitled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with procedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organizations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  *A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption requirements, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

[LOGO] EXCELSIOR           CHASE GLOBAL FUNDS SERVICES COMPANY
       FUNDS INC.          CLIENT SERVICES

                           P.O. Box 2798                       NEW
                           Boston, MA 02208-2798               ACCOUNT
                           (800) 446-1012                      APPLICATION
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants
    with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.
    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #
    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify) ___________________

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                              INITIAL INVESTMENT                             INITIAL INVESTMENT
     [_] International Fund   $ ____________ 802  [_] Latin America Fund     $ ____________  822
     [_] Pan European Fund    $ ____________ 821  [_] Other                  $ ____________
     [_] Pacific/Asia Fund    $ ____________ 820  TOTAL INITIAL INVESTMENT:  $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk.                                             Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional
    shares unless appropriate boxes below are checked:
    All dividends are to be        [_] reinvested   [_] paid in cash
    All capital gains are to be    [_] reinvested   [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND
    REDEMPTION                    AUTHORITY TO TRANSMIT
                                  REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their        Title on Bank Account*_________
    directors, trustees,          Name of Bank __________________
    officers and employees will   Bank A.B.A. Number  Account
    not be liable for any loss,   Number ________________________
    liability, cost or expense    Bank Address __________________
    for acting upon instructions  City/State/Zip Code ___________
    believed to be genuine and    (attach voided check here)
    in accordance with the
    procedures described in the   A corporation, trust or
    then current Prospectus. To   partnership must also submit a
    the extent that Excelsior     "Corporate Resolution" (or
    Fund, Excelsior Tax-Exempt    "Certificate of Partnership")
    Fund and Excelsior            indicating the names and
    Institutional Trust fail to   titles of officers authorized
    use reasonable procedures as  to act on its behalf.
    a basis for their belief,     * TITLE ON BANK AND FUND
    they or their service         ACCOUNT MUST BE IDENTICAL.
    contractors may be liable
    for instructions that prove
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment
        Plan
    [_] Systematic Withdrawal
        Plan

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise support-ed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government-al agency; and that an investment in the Funds involves invest-ment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
  X ___________________________ Date __________________________
  Owner Signature
  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.


  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

[LOGO] EXCELSIOR           CHASE GLOBAL FUNDS SERVICES COMPANY
       FUNDS INC.          CLIENT SERVICES

                           P.O. Box 2798            SUPPLEMENTAL
                           Boston, MA 02208-2798    APPLICATION
                           (800) 446-1012           SPECIAL INVESTMENT AND
                                                    WITHDRAWAL OPTIONS
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
         All dividends are to be        [_] reinvested   [_] paid in cash
         All capital gains are to be    [_] reinvested   [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:
    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN      [_] YES    [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50
    per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------
    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES  [_] NO   NOT AVAILABLE FOR IRA'S
------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $________________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ________________________________
  Street Address ___________________________
  City, State, Zip Code ____________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   9
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  13
INVESTMENT LIMITATIONS.....................................................  17
PRICING OF SHARES..........................................................  18
HOW TO PURCHASE AND REDEEM SHARES..........................................  19
INVESTOR PROGRAMS..........................................................  23
DIVIDENDS AND DISTRIBUTIONS................................................  27
TAXES......................................................................  27
MANAGEMENT OF THE FUNDS....................................................  29
DESCRIPTION OF CAPITAL STOCK...............................................  31
CUSTODIAN AND TRANSFER AGENT...............................................  31
PERFORMANCE INFORMATION....................................................  32
MISCELLANEOUS..............................................................  32
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  33

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EX-CELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTINLP897

USTINLP896

                               [LOGO] EXCELSIOR
                                      FUND INC.


                               INTERNATIONAL FUND

                            LATIN AMERICA FUND

                               PACIFIC/ASIA FUND

                               PAN EUROPEAN FUND

                         Prospectus August 1, 1997

                             EXCELSIOR FUNDS, INC.

                                   Money Fund
                             Government Money Fund
                              Treasury Money Fund

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                             Tax-Exempt Money Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Funds, Inc. ("Excelsior Fund") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVES AND POLICIES.......................................

     Additional Information on Portfolio Instruments.....................
     Additional Investment Limitations...................................

NET ASSET VALUE AND NET INCOME...........................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................

INVESTOR PROGRAMS........................................................

     Systematic Withdrawal Plan..........................................
     Exchange Privilege..................................................
     Other Investor Programs.............................................

DESCRIPTION OF CAPITAL STOCK.............................................

MANAGEMENT OF THE FUNDS..................................................

     Directors and Officers..............................................
     Investment Advisory and
       Administration Agreements.........................................
     Service Organizations...............................................
     Expenses............................................................
     Custodian and Transfer Agent........................................

PORTFOLIO TRANSACTIONS...................................................

INDEPENDENT AUDITORS.....................................................

COUNSEL..................................................................

ADDITIONAL INFORMATION CONCERNING TAXES..................................

     Generally...........................................................
     Tax-Exempt Money Fund...............................................

YIELD INFORMATION........................................................

MISCELLANEOUS............................................................

FINANCIAL STATEMENTS.....................................................

APPENDIX.................................................................   A-1

                                      (i)

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          This Statement of Additional Information contains additional information with respect to the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Fund (collectively, the "Taxable Funds") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Fund (the portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Fund and Excelsior Tax-Exempt Fund are referred to individually as a "Company" and collectively as the "Companies").

          The investment objective of the Money Fund and the Government Money Fund is to seek as high a level of current income as is consistent with liquidity and stability of prin cipal. The Money Fund generally invests in money market instruments; the Government Money Fund generally invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. The investment objective of the Treasury Money Fund is to seek current income consistent with liquidity and stability of principal. The Treasury Money Fund invests primarily in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing dividend income that is generally considered exempt from state and local income taxes. The investment objective of the Tax-Exempt Money Fund is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Tax-Exempt Money Fund invests substantially all of its assets in high-quality Municipal Securities (as defined in the Prospectus) and, except during temporary defensive periods, maintains at least 80% of its assets in tax-exempt obligations. All Funds invest in instruments that generally have remaining maturities of not more than 13 months. The following policies supplement the Funds' investment policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Variable and Floating Rate Instruments
          --------------------------------------

          With respect to variable and floating rate instruments described in the Prospectus, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the Securities and Exchange Commission (the "SEC").

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury Money book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          ------------------

          When the Money Fund or Government Money Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Tax-Exempt Money Fund may acquire "stand-by commit ments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Tax-Exempt Money Fund, at the Fund's option, specified Municipal Securities at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Tax-Exempt Money Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Tax-Exempt Money Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Tax-Exempt Money Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Tax-Exempt Money Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Municipal Securities
          --------------------

          The Tax-Exempt Money Fund invests primarily in Municipal Securities as defined in the Prospectus. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Secur ities are "general obligations" and "revenue" issues, but the Tax-Exempt Money Fund's portfolio may also include "moral obliga tion" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Tax-Exempt Money Fund should continue to hold the obligation.

          The payment of principal and interest on most securi ties purchased by the Tax-Exempt Money Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus.
The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Money Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the

Federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities for investment by the Tax-Exempt Money Fund and the liquidity and value of its portfolio. In such an event, Excelsior Tax-Exempt Fund would re-evaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Secur ities and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

          Miscellaneous
          -------------

          The Funds may not invest in oil, gas, or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations set forth in the Prospectus, the Funds are subject to the investment limitations enumerated below, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          No Fund may:

          1. Purchase securities on margin, make short sales of securities, or maintain a short position;

          2. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Tax-Exempt Money Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          3. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Tax-Exempt Money Fund may invest in Municipal Securities secured by real estate or interests therein;

          4. Purchase or sell commodities or commodity con tracts, or invest in oil, gas, or other mineral exploration or development programs;

          5. Invest in or sell puts, calls, straddles, spreads, or any combination thereof; and

          6. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          In addition, the Money, Government Money and Treasury Money Funds may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          8. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of a Funds's total assets in securities issued by companies which, together with any pre decessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940;

          13. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          14. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          15. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

          In addition, the Tax-Exempt Money Fund may not:

          16. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objec tive, policies, and limitations;

          17. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          18. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

          19. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions; and

          20. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

                                 *     *     *

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

          For the purpose of Investment Limitation No. 3, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          Notwithstanding Investment Limitations Nos. 15 and 18 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

          Notwithstanding the proviso in Investment Limitation No. 19, to the extent that the Tax-Exempt Money Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 19 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions.

                         NET ASSET VALUE AND NET INCOME
                         ------------------------------

          The Companies use the amortized cost method of valua tion to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and qualified banks, savings and loan associations, broker/dealers and other institutions ("Shareholder Organizations") that have entered into servicing agreements with one of the Companies. Shares are also offered for sale to institutional investors ("Institutional Investors") and to members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares of the Fund selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          As stated in the Prospectus, no sales charge is imposed by the Companies on purchases of Shares. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain Share exchanges as described in the Prospectus under "Investor Programs--Exchange Privilege."

          As described in the Prospectus, Direct Investors may redeem Shares by writing a check. Checks to redeem Shares are drawn on the Companies' accounts at [The Chase Manhattan Bank ("Chase")]. Direct Investors will be subject to the same rules and regulations that Chase applies to checking accounts and will have the same rights and duties with respect to stop-payment orders, "stale" checks, unauthorized signatures, collection of deposits, alterations and unauthorized endorsements as bank checking account customers do under the New York Uniform Commercial Code. When a check is presented to Chase for payment, Chase, as the shareholder's agent, will cause the Fund from which the redemption is requested to redeem sufficient Shares in the shareholder's account to cover the amount of the check.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4) A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends paid on the Shares. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As discussed in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Money, Government Money and Treasury Money Funds may also be purchased in connection with certain Retirement Programs.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Direc tors to issue up to 35 billion full and fractional shares of capital stock; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such con version or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding Common Stock voting without regard to class.

                                 MANAGEMENT OF THE FUNDS
                                 -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               -----------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of Excelsior
238 June Road             Board, President            Fund and Excelsior Tax-Exempt
Stamford, CT  06903       and Treasurer               (since 1995); Trustee of Excelsior
Age:                                                  Funds and Excelsior Institutional
                                                      Trust (since 1995); Vice Chairman
                                                      of U.S. Trust Corporation and U.S.
                                                      Trust Company of New York (until
                                                      September 1995); Chairman, U.S.
                                                      Trust Company of Connecticut (from
                                                      _______ to _______).

Donald L. Campbell        Director                    Retired; Director of Excelsior Fund
333 East 69th Street                                  and Excelsior Tax-Exempt (since 1984);
Apt. 10-H                                             Director of UST Master Variable Series,
New York, NY 10021                                    Inc.  (since 1994); Trustee of
Age:                                                  Excelsior Institutional Trust (since
                                                      1995); Director, Royal Life Insurance
                                                      Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund and Excelsior
c/o KMR Power Corp.                                   Tax-Exempt Fund (since 1996); Trustee,
30 Rockfeller Plaza                                   Excelsior Institutional
Suite 5425

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               -----------------------

New York, NY  10112                                   Trust and Excelsior Funds
Age:                                                  (since 1994); Director,
                                                      Parsons Brinkerhoff, Inc. (engineering
                                                      firm) (since 1995); President, Mandrake
                                                      Group (investment and consulting firm)
                                                      (since 1994); Director, Hyperion Total
                                                      Return Fund, Inc. and four other funds
                                                      for which Hyperion Capital Management,
                                                      Inc. serves as investment adviser (since
                                                      1991); Co-Chairman, KMR Power Corporation
                                                      (power plants) (since 1993); Director,
                                                      The Latin American Growth Fund (since
                                                      1993); Member of Advisory Board,
                                                      Argentina Private Equity Fund L.P.
                                                      (from 1992 to 1996) and Garantia L.P.
                                                      (Brazil) (from 1993 to 1996); and
                                                      Director, Mueller Industries, Inc.
                                                      (from 1992 to 1994).

Joseph H. Dugan           Director                    Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                             Tax-Exempt (since 1984);
Age:                                                  Director of UST Master
                                                      Variable Series, Inc.
                                                      (since 1994); Trustee of Excelsior
                                                      Institutional Trust (since 1995).

Wolfe J. Frankl           Director                    Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt (since 1986);
Age:                                                  Director of UST Master
                                                      Variable Series, Inc. (since 1994);
                                                      Trustee of Excelsior Institutional
                                                      Trust (since 1995); Director, Deutsche
                                                      Bank Financial, Inc. (since 1989);
                                                      Director, The Harbus Corporation (since
                                                      1951); Trustee, HSBC Funds Trust and
                                                      HSBC Mutual Funds Trust (since 1988).

W. Wallace McDowell, Jr.  Director                    Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
  Corp.                                               Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age:                                                  (since 1994); Private Investor

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               -----------------------

                                                      (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S. Homecare
                                                      Corporation (since 1992), Grossmans,
                                                      Inc. (from 1993 to 1996), Children's
                                                      Discovery Centers (since 1984), ITI
                                                      Technologies, Inc. (since 1992) and
                                                      Jack Morton Productions (since 1987).

Jonathan Piel             Director                    Director, Excelsior Fund and
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age:                                                  Institutional Trust and
                                                      Excelsior Funds (since 1994);
                                                      Vice President and Editor, Scientific
                                                      American, Inc. (from 1986 to 1994);
                                                      Director, Group for The South Fork,
                                                      Bridgehampton, New York (since 1993);
                                                      and Member, Advisory Committee, Knight
                                                      Journalism Fellowships, Massachusetts
                                                      Institute of Technology (since 1984).

Robert A. Robinson        Director                    Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt
800 Second Avenue                                     (since 1997); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age:                                                  (since 1994); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); President Emeritus, The Church
                                                      Pension Fund and its affiliated
                                                      companies (since 1966); Trustee, H.B.
                                                      and F.H. Bugher Foundation and Director
                                                      of its wholly owned subsidiaries --
                                                      Rosiclear Lead and Flourspar Mining Co.
                                                      and The Pigmy Corporation (since 1984);
                                                      Director, Morehouse Publishing Co.
                                                      (since 1974); Trustee, HSBC Funds Trust
                                                      and HSBC Mutual Funds Trust (since
                                                      1982); Director, Infinity Funds, Inc.
                                                      (since 1995).

Alfred C. Tannachion/1/   Director                    Retired; Director of
6549 Pine Meadows Drive                               Excelsior Fund and
Spring Hill, FL  34606                                Excelsior Tax-Exempt
Age:                                                  (since 1985); Chairman

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               -----------------------

                                                      of the Board, President and Treasurer
                                                      of UST Master Variable Series, Inc.
                                                      (since 1994); Trustee of Excelsior
                                                      Institutional Trust (since 1995).

W. Bruce McConnel, III    Secretary                   Partner of the law firm of Drinker
Philadelphia National                                 Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:

Sherry Aramini            Assistant                   Second Vice President, Blue
Chase Global Funds        Secretary                   Sky Compliance Manager,
 Services Company                                     Chase Global Funds Services
73 Tremont Street                                     Company (since May 1996);
Boston, MA  02108-3913                                Technical Resource Manager,
Age:                                                  Chase Global Funds Services
                                                      Company, (from April 1995 to May 1996);
                                                      Financial Reporting Supervisor, Chase
                                                      Global Funds Services Company (from
                                                      September 1993 to April 1995); Audit
                                                      Supervisor, Coopers & Lybrand L.L.P.,
                                                      (from July 1990 to August 1993).

John M. Corcoran          Assistant                   Vice President, Director of
Chase Global Funds        Treasurer                   Administration, Client Group,
 Services Company                                     Chase Global Funds Services
73 Tremont Street                                     Company (since July 1996);
Boston, MA  02108-3913                                Second Vice President, Manager
Age:                                                  of Administration, Chase Global
                                                      Funds Services Company (from October
                                                      1993 to July 1996); Audit Manager,
                                                      Ernst & Young LLP (from August 1987 to
                                                      September 1993).

         Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July __, 1997, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding Shares of each Fund of the Company, and less than 1% of the outstanding Shares of all Funds of the Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                   Pension or
                                                   Retirement          Total
                                                    Benefits       Compensation
                                                   Accrued as   from Excelsior Fund
                                   Aggregate        Part of          and Fund
           Name of             Compensation from      Fund         Complex* Paid
       Person/Position           each Company       Expenses       to Directors
-----------------------------  -----------------  ------------  -------------------

Donald L. Campbell                  $_____           None            $____(4)**
Director

Rodman L. Drake***                  $_____           None            $____(4)**
Director

Joseph H. Dugan                     $_____           None            $____(4)**
Director

Wolfe J. Frankl                     $_____           None            $____(4)**
Director

W. Wallace McDowell, Jr.***         $_____           None            $____(4)**
Director

Jonathan Piel***                    $_____           None            $____(4)**
Director

Robert A. Robinson                  $_____           None            $____(4)**
Director

Alfred C. Tannachion****            $_____           None            $____(4)**
Director

Frederick S. Wonham****             $_____           None            $____(4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds. See "Expenses" in the Prospectus.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York $1,781,897, $1,665,344 and $674,259 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,698,879 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1995, the U.S. Trust New York waived fees totalling $204,060, $173,321, $45,366 and $236,867 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York $1,291,496, $1,224,338 and $621,988 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,745,649 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1996, U.S. Trust New York waived fees totalling $227,463, $172,140, $46,887 and $353,419 with respect to the Money,

Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York $______, $_______ and $_______ with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $____ with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York waived fees totalling $____, $____, $____ and $____ with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreements currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $1,223,349, $1,131,530 and $369,056 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $1,193,896 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1995, the former administrators waived fees totalling $1,087 and $351 with respect to the Government Money and Treasury Money Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $450,305, $403,443 and $107,685 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $407,281 in the aggregate with respect to the Tax-Exempt Money Fund. For the period April 1, 1995 through July 31, 1995, the former administrators waived fees totalling $135 with respect to the Government Money Fund.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $487,151, $457,681, and $236,672 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $889,555 in the aggregate with respect to the Tax-Exempt Money Fund. For the period August 1, 1995 through March 31, 1996, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $705 with respect to the Government Money Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $_____, $_____ and $_____ in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $____ in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $______, $_____, $______ and $_______ with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Service Organizations
---------------------

          As stated in the Prospectus, the Companies will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services with respect to a Fund may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by the Companies; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of the Companies' distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Companies to Customers; (j) receiving, tabulating and transmitting to the Companies proxies executed by Customers with respect to annual and special meetings of shareholders of the Companies; (k) providing reports (at least monthly, but more frequently if so requested by the Companies' distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as the Companies or a Customer may reasonably request.

          The Companies' agreements with Service Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Service Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Service Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $______, $227,463 and $204,060; $________,
$172,980 and $174,408; $________, $46,887 and $45,717; and $_______, $353,419
and $236,867 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. Of these respective amounts, $______, $227,463 and $203,572; $_______, $168,064 and $171,257; $________, $46,887 and
$44,596; and $_________, $353,419 and $236,399 were paid to affiliates of U.S.
Trust with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' Directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees, charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay any brokerage fees and commissions in connection with the purchase of portfolio securities.


Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreements, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to the Companies' Boards of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Companies concerning each Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made indepen dently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Companies as of the close of their most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's or Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents: _____________.

                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, is a partner), located at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies, and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Money Fund
---------------------

          The Tax-Exempt Money Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Money Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Money Fund dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Money Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Tax-Exempt Money Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Tax-Exempt Money Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Tax-Exempt Money Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Tax-Exempt Money Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Money Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax-Exempt Money Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Tax-Exempt Money Fund's Shares generally is not deductible for Federal income tax purposes.

          Excelsior Tax-Exempt Fund intends to distribute to shareholders of the Tax-Exempt Money Fund any investment company taxable income earned by the Tax-Exempt Money Fund for each taxable year. In general, the Tax-Exempt Money Fund's investment company taxable income will be its taxable income (including taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional Shares).

                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                               YIELD INFORMATION
                               -----------------

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 1997, the annualized yields for Shares of the Money Fund, Government Money Fund, Treasury Money Fund and Tax-Exempt Money Fund were ____%, ____%, ____% and ____%, respectively, and the effective yields for Shares of such respective Funds were ____%, ____%, ____% and ____%.

          The "tax-equivalent" yield of the Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Tax-Exempt Money Fund for the seven-day period ended March 31, 1997 was ____%.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July __, 1997, U.S. Trust and is affiliates held sole or shared voting or investment power with respect to more than 50% of each Company's outstanding shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of a Fund were as follows: ____________________.


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Reports") for the fixed income and tax-exempt fixed income portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Reports are incorporated by reference herein. The financial statements included in the 1997 Annual Reports for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds have been audited by the Companies' independent auditors, __________________, whose reports thereon also appear in the 1997 Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P) ... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                     Short-Term Government Securities Fund
                     Intermediate-Term Managed Income Fund
                              Managed Income Fund


                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                     Short-Term Tax-Exempt Securities Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Funds, Inc. ("Excelsior Fund") and Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997, respectively (the "Fixed-Income Funds Prospectus" and the "Tax-Exempt Funds Prospectus", respectively; together, the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectuses. A copy of each Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVES AND POLICIES................................
     Additional Information on Portfolio Instruments..............
     Additional Investment Limitations............................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................

INVESTOR PROGRAMS.................................................
     Systematic Withdrawal Plan...................................
     Exchange Privilege...........................................
     Other Investor Programs......................................

DESCRIPTION OF CAPITAL STOCK......................................

MANAGEMENT OF THE FUNDS...........................................
     Directors and Officers.......................................
     Investment Advisory and Administration Agreements............
     Service Organizations........................................
     Expenses.....................................................
     Custodian and Transfer Agent.................................

PORTFOLIO TRANSACTIONS............................................

INDEPENDENT AUDITORS..............................................

COUNSEL...........................................................

ADDITIONAL INFORMATION CONCERNING TAXES...........................
     Generally....................................................
     Tax-Exempt Funds.............................................
     Taxation of Certain Financial Instruments....................

PERFORMANCE AND YIELD INFORMATION.................................
     Yields and Performance.......................................

MISCELLANEOUS.....................................................

FINANCIAL STATEMENTS..............................................

APPENDIX A........................................................           A-1


                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

          This Statement of Additional Information contains additional information with respect to the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund (collectively, the "Tax-Exempt Funds") of Excelsior Tax-Exempt Fund and the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Fund (collectively, the "Fixed-Income Funds"). The portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Tax-Exempt Fund and Excelsior Fund are referred to individually as a "Company" and collectively as the "Companies".

          For ease of reference, the various Funds are referred to as follows:
Short-Term Tax-Exempt Securities Fund as "Short-Term Tax-Exempt Fund"; Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund"; Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund", Short-Term Government Securities Fund as "ST Government Fund", and Intermediate-Term Managed Income Fund as "IT Income Fund".

          The following policies and disclosures supplement the Funds' investment objectives and policies as set forth in the Prospectuses.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          The Tax-Exempt Funds invest substantially all of their assets in Municipal Obligations as defined in the Prospectus. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Tax-Exempt Funds' portfolios may include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"), will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Tax-Exempt Funds and the liquidity and value of their portfolios. In such an event, Excelsior Tax-Exempt Fund would reevaluate the Funds' investment objectives and policies and consider possible changes in their structure or possible dissolution.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          The IT Income and Managed Income Funds may, when deemed appropriate by the Investment Adviser in light of the Funds' investment objective, also invest in Municipal Obligations. Although yields on municipal obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and Federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

Dividends paid by the IT Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for Federal income tax purposes.

          Insured Municipal Obligations
          -----------------------------

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          ------------------

          When the ST Government Fund, IT Income Fund and Managed Income Fund lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal

Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Managed Income and IT Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Commercial Paper
          ----------------

          Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund. Each Fund will generally limit its investments in such unrated commercial paper to 5% of its total assets.

          Futures Contracts
          -----------------

          Each Fund may invest in futures contracts (interest rate futures contracts or municipal bond index futures contracts, as applicable). Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by a Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.



Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's or Excelsior Tax-Exempt Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-

Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and Intermediate-Term Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but are operating policies with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Funds may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options; and

          5. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          6. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but are operating policies with respect to the Short-Term Tax-Exempt Fund. A Tax-Exempt Fund may not:

          7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

          8. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Income and ST Government Funds.
A Fixed-Income Fund may not:

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; provided that subject to the limit described below, the IT Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:

          13. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the Short-Term Tax-Exempt, ST Government and IT Income

Funds.  The Short-Term Tax-Exempt, ST Government and IT Income Funds may not:

          14. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

                            *          *          *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the IT Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of the IT Income or Managed Income Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.
For the purpose of this limitation, warrants acquired by the IT Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

          The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

          The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and qualified banks, savings and loan associations, broker/dealers and other institutions ("Shareholder Organizations") that have entered into servicing agreements with one of the Companies. Shares are also offered for sale to institutional investors ("Institutional Investors") and to members of the general public ("Direct Investors", and collectively with "Institutional Investors", "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares of the Fund selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by the Companies' sub-transfer agent.

          Prior to March 1, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders: for the IT Tax-Exempt Fund were $_____, $1,621 and $17,776, respectively; for the LT Tax-Exempt Fund were $________, $15,633 and $4,088, respectively; for the Managed Income Fund were $________, $727 and $973, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $341 and $431 with respect to the IT Tax-Exempt Fund; $1,972 and $3,188 with respect to the LT Tax-Exempt Fund; and $653 and $973 with respect to the Managed Income Fund for the period from April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. Edgewood Services, Inc., the distributor, retained none of the foregoing sales charges with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the fiscal year ended March 31, 1997, and for the period from August 1, 1995 through March 31, 1996.

     Total sales charges paid by shareholders of the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal years ended March 31, 1997, 1996 and 1995 were $________, $1,523 and $20; $_______, $0 and $1; and $_______, $299
and $815, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $1,523 and $20 with respect to the Short-Term Tax-Exempt Fund; $0 and $1 with respect to the ST Government Fund; and $20 and $815 with respect to the IT Income Fund for the period from April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. Edgewood

Services, Inc. retained none of the foregoing sales charges with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal year ended March 31, 1997, and for the period August 1, 1995 through March 31, 1996. The balance was paid to selling dealers.

     The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectuses, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Managed Income, IT Income and ST Government Funds may also be purchased in connection with certain Retirement Programs.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock; Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the particular Company voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                  Position                 Principal Occupation
                                  with the                 During Past 5 Years and
Name and Address                  Companies                Other Affiliations
------------------------  --------------------------  ----------------------------
Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
Stamford, CT  06903       and Treasurer               Tax-Exempt (since 1995);
Age:                                                  Trustee of Excelsior Funds
     ----                                             and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust
                                                      Company of New York (until September
                                                      1995); Chairman, U.S. Trust Company of
                                                      Connecticut (from _______ to _______).

--------------------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                                  Position                 Principal Occupation
                                  with the                 During Past 5 Years and
Name and Address                  Companies                Other Affiliations
------------------------  --------------------------  ----------------------------
Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior
Apt. 10-H                                             Tax-Exempt (since 1984);
New York, NY 10021                                    Director of UST Master
Age:                                                  Variable Series, Inc.
    ----                                              (since 1994); Trustee
                                                      of Excelsior Institutional
                                                      Trust (since 1995); Director,
                                                      Royal Life Insurance Co. of
                                                      New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
c/o KMR Power Corp.                                   and Excelsior Tax-Exempt
30 Rockfeller Plaza                                   Fund (since 1996); Trustee,
Suite 5425                                            Excelsior Institutional
New York, NY  10112                                   Trust and Excelsior Funds
Age:                                                  (since 1994); Director,
     ----                                             Parsons Brinkerhoff, Inc. (engineering
                                                      firm) (since 1995); President, Mandrake
                                                      Group (investment and consulting firm)
                                                      (since 1994); Director, Hyperion Total
                                                      Return Fund, Inc. and four other funds
                                                      for which Hyperion Capital Management,
                                                      Inc. serves as investment adviser
                                                      (since 1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (since
                                                      1993); Director, The Latin American
                                                      Growth Fund (since 1993); Member of
                                                      Advisory Board, Argentina Private
                                                      Equity Fund L.P. (from 1992 to 1996)
                                                      and Garantia L.P. (Brazil) (from 1993
                                                      to 1996); and Director, Mueller
                                                      Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan           Director                    Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                             Tax-Exempt (since 1984);
Age:                                                  Director of UST Master
     ----                                             Variable Series, Inc.
                                                      (since 1994); Trustee of Excelsior
                                                      Institutional Trust (since 1995).

Wolfe J. Frankl           Director                    Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt (since 1986);
Age:                                                  Director of UST Master
     ----                                             Variable Series, Inc. (since 1994);
                                                      Trustee of Excelsior Institutional
                                                      Trust (since 1995); Director, Deutsche
                                                      Bank Financial, Inc. (since



                                  Position                 Principal Occupation
                                  with the                 During Past 5 Years and
Name and Address                  Companies                Other Affiliations
------------------------  --------------------------  ----------------------------

                                                      1989); Director, The Harbus Corporation
                                                      (since 1951); Trustee, HSBC Funds Trust
                                                      and HSBC Mutual Funds Trust (since
                                                      1988).


W. Wallace McDowell, Jr.  Director                    Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
  Corp.                                               Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age:                                                  (since 1994); Private Investor
     -----                                            (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S. Homecare
                                                      Corporation (since 1992), Grossmans,
                                                      Inc. (from 1993 to 1996), Children's
                                                      Discovery Centers (since 1984), ITI
                                                      Technologies, Inc. (since 1992) and
                                                      Jack Morton Productions (since 1987).

Jonathan Piel             Director                    Director, Excelsior Fund and
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age:                                                  Institutional Trust and
     ----                                             Excelsior Funds (since 1994);
                                                      Vice President and Editor, Scientific
                                                      American, Inc. (from 1986 to 1994);
                                                      Director, Group for The South Fork,
                                                      Bridgehampton, New York (since 1993);
                                                      and Member, Advisory Committee, Knight
                                                      Journalism Fellowships, Massachusetts
                                                      Institute of Technology (since 1984).


                                  Position                 Principal Occupation
                                  with the                 During Past 5 Years and
Name and Address                  Companies                Other Affiliations
------------------------  --------------------------  ----------------------------
Robert A. Robinson        Director                    Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt
800 Second Avenue                                     (since 1997); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age:                                                  (since 1994); Trustee of
     ----                                             Excelsior Institutional Trust (since
                                                      1995); President Emeritus, The Church
                                                      Pension Fund and its affiliated
                                                      companies (since 1966); Trustee, H.B.
                                                      and F.H. Bugher Foundation and Director
                                                      of its wholly owned subsidiaries --
                                                      Rosiclear Lead and Flourspar Mining Co.
                                                      and The Pigmy Corporation (since 1984);
                                                      Director, Morehouse Publishing Co.
                                                      (since 1974); Trustee, HSBC Funds Trust
                                                      and HSBC Mutual Funds Trust (since
                                                      1982); Director, Infinity Funds, Inc.
                                                      (since 1995).

Alfred C. Tannachion/1/   Director                    Retired; Director of
6549 Pine Meadows Drive                               Excelsior Fund and
Spring Hill, FL  34606                                Excelsior Tax-Exempt
Age:                                                  (since 1985); Chairman
     ----                                             of the Board, President and Treasurer
                                                      of UST Master Variable Series, Inc.
                                                      (since 1994); Trustee of Excelsior
                                                      Institutional Trust (since 1995).

W. Bruce McConnel, III    Secretary                   Partner of the law firm of Drinker
Philadelphia National                                 Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:
     -----

Sherry Aramini            Assistant                   Second Vice President, Blue
Chase Global Funds        Secretary                   Sky Compliance Manager,
 Services Company                                     Chase Global Funds Services
73 Tremont Street                                     Company (since May 1996);
Boston, MA  02108-3913                                Technical Resource Manager,
Age:                                                  Chase Global Funds Services
     -----                                            Company, (from April 1995 to May 1996);
                                                      Financial Reporting Supervisor, Chase
                                                      Global Funds Services Company (from
                                                      September 1993 to April 1995); Audit
                                                      Supervisor, Coopers & Lybrand


-----------------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                                  Position                 Principal Occupation
                                  with the                 During Past 5 Years and
Name and Address                  Companies                Other Affiliations
------------------------  --------------------------  ----------------------------
                                                      L.L.P., (from July 1990 to August
                                                      1993).

John M. Corcoran          Assistant                   Vice President, Director of
Chase Global Funds        Treasurer                   Administration, Client Group,
 Services Company                                     Chase Global Funds Services
73 Tremont Street                                     Company (since July 1996);
Boston, MA  02108-3913                                Second Vice President, Manager
Age:                                                  of Administration, Chase Global
     -----                                            Funds Services Company (from October
                                                      1993 to July 1996); Audit Manager,
                                                      Ernst & Young LLP (from August 1987 to
                                                      September 1993).


          Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July ___, 1997, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding Shares of each Fund of the Company, and less than 1% of the outstanding Shares of all funds of the Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                   Pension or
                                                   Retirement          Total
                                                    Benefits        Compensation
                                                   Accrued as    from the Companies
                                   Aggregate         Part of          and Fund
           Name of             Compensation from      Fund         Complex* Paid
       Person/Position           each Company       Expenses        to Directors
-----------------------------  -----------------  -------------  ------------------

Donald L. Campbell             $______                 None         $______ (4)**
Director

Rodman L. Drake***             $______                 None         $______ (4)**
Director

Joseph H. Dugan                $______                 None         $______ (4)**
Director

Wolfe J. Frankl                $______                 None         $______ (4)**
Director

W. Wallace McDowell, Jr.***    $______                 None         $______ (4)**
Director

Jonathan Piel***               $______                 None         $______ (4)**
Director

Robert A. Robinson             $______                 None         $______ (4)**
Director

Alfred C. Tannachion****       $______                 None         $______ (4)**
Director

Frederick S. Wonham****        $______                 None         $______ (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, the particular Company paid U.S. Trust New York advisory fees of $62,036, $142,883, $634,922, $149,283,
$801,081 and $374,134 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $14,308, $8,255, $121,999, $12,322, $84,360 and advisory $26,819 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1996, the particular Company paid U.S. Trust New York advisory fees of $46,513, $187,185, $602,962, $116,249,
$754,048 and $391,724 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $20,410, $22,783, $46,807, $26,523, $117,024 and advisory $47,791 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, the particular Company paid U.S. Trust New York advisory fees of $______, $______, $_______, $________,
$_________ and $_________ with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $_______, $________, $________, $_______, $________ and $________ with respect to the ST Government, IT

Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in all aspects of the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Tax-Exempt Fund paid the former administrators $82,797, $386,614 and $123,173 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid the administrators $39,116, $66,481 and $154,370 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totalling $2,634, $19, $1,051, $356, $3,455 and $321 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, the Excelsior Tax-Exempt Fund paid the former administrators $23,993, $124,638 and $41,586 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid the former administrators $11,576, $26,526 and $43,727 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totalling $64, $543, $474, $140, $820 and $160 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $33,906, $258,662 and $91,594 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $38,330, $64,035 and $89,196 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $30, $1,567, $412, $15,466, $494 and $1,782 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $_______, $________ and $_______ in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $_____, $______ and $________ in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $______, $_____, $_____, $________, $_______ and
$______ with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

Service Organizations
---------------------

     As stated in the Prospectus, a Company will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by the Companies;
(c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of the Companies' distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Companies to Customers; (j) receiving, tabulating and transmitting to the Companies proxies executed by Customers with respect to annual and special meetings of shareholders of the Companies; (k) providing reports (at least monthly, but more frequently if so requested by the Companies' distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as the Companies or a Customer may reasonably request.

          The Companies' agreements with Service Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the

1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Service Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Service Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations under the Plans totalled $______, $26,684 and $12,678; $______, $118,114 and $87,815; $_______, $22,586 and $27,140; $________, $20,504
and $4,466; $_____, $24,893 and $439; and $______, $47,693 and $28,171 with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively. Of these respective amounts, $_______, $26,684 and $11,475; $______, $115,826 and
$74,979; $________, $22,586 and $25,075; $______, $20,504 and $3,649; $______,
$21,217 and $8,041; and $_______, $46,426 and $20,247 were paid to affiliates of
U.S. Trust with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their advisory and administrative services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' Directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreements, Chase has agreed to (i) maintain a separate account or accounts for each of the Funds;
(ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Companies concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Companies concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' prospectuses for the Funds' portfolio turnover rates.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or markdown. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Companies as of the close of their most recent fiscal year. As of March 31, 1997, the following Funds held the following securities issued by the Companies' regular brokers or dealers or their parents:

                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Companies and will pass upon the legality of the Shares offered by the Prospectuses.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectuses.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Shares, if the shareholder has not held such Shares for at least six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Funds
----------------

          As stated in their Prospectus, the Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry a Tax-Exempt Fund's Shares generally is not deductible for Federal income tax purposes. In addition, if a shareholder holds Tax-Exempt Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Funds at the close of their taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time a Fund has held the futures contract (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. Futures contracts to sell will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund. Losses as to futures contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also are applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules, and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long term and no more than 40 percent of any net loss may be treated as short term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

                              *        *        *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

Yields and Performance
----------------------

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                             a-b
               Yield = 2 [(-------- + 1)(to the power of 6) - 1]
                             cd

          Where:    a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = average daily number of Shares outstanding that were entitled to receive dividends.

                    d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the effective yields for Shares of the IT Tax-Exempt, LT Tax-Exempt, Managed Income, Short-Term Tax-Exempt, IT Income and ST Government Funds for the 30-day period ended March 31, 1997 were ____%, ____%, ____%, ____%, ____% and ____%, respectively.

          The "tax-equivalent" yield of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculations, the tax-equivalent yields of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 1997 were ____%, ____% and ____%, respectively.

          Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV (to the power of 1/n)
                    T = [(-----) - 1]
                            P

               Where:    T =  average annual total return.

                       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                         P =  hypothetical initial payment of $1,000.

                         n = period covered by the computation, expressed in years.

     Each Fund may also advertise the "aggregate total return" for its Shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                          ERV
             Aggregate Total Return = [(-------)] - 1
                                           P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV', in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for Shares of the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund, LT Tax-Exempt Fund, ST Government Fund, IT Income Fund and

Managed Income Fund for the one year period ended March 31, 1997 were ____%, ____%, ____%, ____%, ____% and ____%, respectively. The average annual total returns for the IT Tax-Exempt Fund, LT Tax-Exempt Fund and Managed Income Fund for the five year period ended March 31, 1997 were ____%, ____% and ____%, respectively. The average annual total returns for the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the ten year period ended March 31, 1997 were ____%, ____% and ____%, respectively. The average annual total returns for the Short-Term Tax-Exempt, IT Income and ST Government Funds for the period from their commencement of operations (December 31, 1992) to March 31, 1997 were ____%, ____% and ____%, respectively.

     The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street
                               ----- --------  ------  --------  --- ---- ------
Journal and The New York Times, or in publications of a local or regional
-------     --- --- ---- -----
nature, may also be used in comparing the performance of a Fund.
Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.

     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements.

"Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectuses, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

          As of July ___, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of each Company's outstanding Shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of a Fund were as follows:


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Reports") for the fixed income and tax-exempt fixed income portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Reports are incorporated by reference herein. The financial statements included in the 1997 Annual Reports for the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds have been audited by the Companies' independent auditors, _______________, whose reports thereon also appear in the 1997 Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P) ... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be raised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                    EQUITY

                             EXCELSIOR FUNDS, INC.

                              Blended Equity Fund
                            Income and Growth Fund
                         Value and Restructuring Fund
                                Small Cap Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. This Statement of Additional Information relates to Trust Shares of the Blended Equity, Value and Restructuring and Small Cap Funds and to the other series of shares in each of the Funds that does not bear the expense of 12b-1 fees (the "Service Shares" and, collectively with the Trust Shares, the "Shares"). No investment in Shares of the Funds described herein should be made without reading the Prospectuses. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------


                                                                     Page
                                                                     ----


INVESTMENT OBJECTIVES AND POLICIES.................................

  Other Investment Considerations -................................
    Blended Equity and Theme Funds.................................
  Other Investment Considerations -................................
    Income and Growth Fund.........................................
  Additional Information on Portfolio Instruments..................
  Additional Investment Limitations................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................

INVESTOR PROGRAMS..................................................

  Systematic Withdrawal Plan.......................................
  Exchange Privilege...............................................
  Other Investor Programs..........................................

DESCRIPTION OF CAPITAL STOCK.......................................

MANAGEMENT OF THE FUNDS............................................

  Directors and Officers...........................................
  Investment Advisory and Administration Agreements................
  Service Organizations............................................
  Expenses.........................................................
  Custodian and Transfer Agent.....................................

PORTFOLIO TRANSACTIONS.............................................

INDEPENDENT AUDITORS...............................................

COUNSEL............................................................

ADDITIONAL INFORMATION CONCERNING TAXES............................

PERFORMANCE INFORMATION............................................

MISCELLANEOUS......................................................

FINANCIAL STATEMENTS...............................................

APPENDIX...........................................................   A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The investment objective of the Blended Equity Fund (formerly, the Equity Fund) and of the Value and Restructuring (formerly, the Business and Industrial Restructuring Fund) and Small Cap (formerly, the Early Life Cycle) Funds (collectively, the "Theme Funds") is to seek long-term capital appreciation. The investment objective of the Income and Growth Fund is to seek to provide moderate current income and to attempt to achieve capital appreciation. Under normal market and economic conditions, each Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectuses.

Other Investment Considerations - Blended Equity Fund and Theme Funds
---------------------------------------------------------------------

          The Blended Equity Fund and the Theme Funds invest primarily in common stocks, but each Fund may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Other Investment Considerations - Income and Growth Fund
--------------------------------------------------------

          The Income and Growth Fund is expected to have a greater portion of its assets invested in debt obligations under normal market conditions than the Blended Equity Fund and Theme Funds. Further, although the Investment Adviser will generally use the three strategies described above for the Blended Equity and Theme Funds, the Income and Growth Fund will generally invest in those companies which are expected to generate the greater income. As a result, the Income and Growth Fund is likely to have a relatively small portion of its assets invested in Early Life Cycle companies.

          As stated in the Prospectuses, the Income and Growth Fund may invest up to 10% of its assets in instruments such as liquidating trust receipts; certificates of beneficial ownership; limited partnership interests; creditor claims; loan participations; and warrants, options and other rights to purchase securities. Liquidating trust receipts, as well as certificates of beneficial interest, acquired by the Income and Growth Fund represent interests in trusts holding specific assets. In the case of a liquidating trust, such assets may include airplanes, ships and trucks that have been leased to third parties. Limited partnership interests acquired by the Fund may represent equitable interests in enterprises engaged in activities related to leasing of electronic, computer and other types of equipment. Normally, the profits and losses attributable to the foregoing types of instruments pass directly to the holders of the instruments and are not taxed at the trust or partnership level.

          Creditor claims (which may be in the form of notes or debentures) acquired by the Income and Growth Fund comprise debt obligations of companies being reorganized under bankruptcy or insolvency laws. Creditor claims normally sell at a substantial discount from their face value, may be convertible into stock of the reorganized company, and have a high degree of potential risk and reward. Loan participations acquired by the Income and Growth Fund represent interests in either separate, privately negotiated loans that have been made by lending institutions to third parties or pools of privately negotiated loans maintained in the loan portfolios of lending institutions. Lending institutions may sell loan participations to the Income and

Growth Fund and other institutional investors in order to achieve additional revenues and to reduce their exposure on the loans involved, as well as for other reasons. Loan participations are considered to be illiquid securities subject to the 10% limitation on investments in illiquid securities described in the Prospectuses.

          The instruments described above may provide a higher than normal rate of return but may also entail greater risks. These risks include the absence of any secondary or other organized market for certain instruments that the Income and Growth Fund may acquire; the likelihood that the transfer of certain instruments will otherwise be restricted because they have not been registered under Federal or state securities laws; the probability that certain instruments will represent interests in a single asset or project and will be entirely dependent upon market and economic factors affecting such asset or project and upon the skill of project managers to produce value; the possibility of volatile changes in the value of an instrument because of changes in the value of the asset underlying the instrument; the possibility that certain instruments will be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the risk that the underlying portfolio company will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"); the possibility that the Fund's loss with respect to an instrument may exceed the amount of its investment; and, with respect to creditor claims and other debt instruments, the quality of the credit extended. In addition, as discussed in the Prospectuses, income from some of the instruments described above may be non-qualifying income for purposes of the Code and must be monitored by the Investment Adviser so that the amount of any such non-qualifying income does not exceed the amount permitted by the Code.
The Investment Adviser will purchase such instruments only when it determines that the expected return justifies the attendant risks.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectuses, the Income and Growth Fund and the Theme Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Income and Growth and Theme Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectuses, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Theme Funds may invest in futures contracts and options thereon. The Theme Funds may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Theme Funds to hedge against exposure to fluctuations in exchange rates between the U.S.

dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Theme Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Theme Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


            Options on Futures Contracts
            ----------------------------

          The Theme Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in

REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.


Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectuses, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectuses might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds, but are operating policies with respect to the Theme Funds. No Fund may:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position;

          5. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that the Income and Growth Fund and Theme Funds may purchase options and other rights in accordance with their investment objectives and policies;

          6. Invest in companies for the purpose of exercising management or control;

          7. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          8. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitation is fundamental with respect to the Blended Equity and Income and Growth Funds. The Blended Equity and Income and Growth Funds may not:

          9. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or the Income and Growth Fund from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies.

          The following investment limitation is fundamental with respect to the Theme Funds. Each Theme Fund may not:

          10. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that i) this shall not prohibit either Theme Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and ii) each Theme Fund may enter into futures contracts and futures options.

                         *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund involved. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. The Funds also intend to refrain from entering into arbitrage transactions.

          Each of the Blended Equity and Income and Growth Funds may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectuses, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder

Organizations"). Service Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Pursuant to Rule 12b-1 of the 1940 Act, Excelsior Fund has adopted a Distribution Plan (the "Distribution Plan") which permits the Trust Shares of the Funds to bear certain expenses in connection with the distribution of those Shares. As required by Rule 12b-1, the Funds' Distribution Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of Excelsior Fund's Board of Directors, and by a majority of the directors who are not interested persons of Excelsior Fund and have no direct or indirect interest in the operation of the Distribution Plan or any agreement relating to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreement. Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Funds' case, the Distributor) provide for the directors' review of quarterly reports on the amounts expended and the purposes for the expenditures.

          Any change in the Distribution Plan that would materially increase the distribution expenses of Trust Shares requires approval by holders of those Shares, but otherwise, the Distribution Plan may be amended by the directors, including a majority of the disinterested directors who do not have any direct or indirect financial interest in the Distribution Plan or any related agreement. The Distribution Plan and related agreement may be terminated as to a particular Fund by a vote of a majority of Excelsior Fund's disinterested directors or by vote of the holders of a majority of the Trust Shares of the Fund.

          Under Excelsior Fund's Distribution Agreement and Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust Shares of the Blended Equity, Value and Restructuring and Small Cap Funds may compensate the Distributor monthly for its services which are intended to result in the sale of Trust Shares. The Compensation may not exceed the annual rate of .75% of the average daily net asset value of each Fund's outstanding Trust Shares. Trust Shares of each Fund currently bear the expense of such distribution fees at the annual rate of .35% of the average daily net asset value of the Fund's outstanding Trust Shares. The Distributor may also use the distribution fees to defray direct and indirect marketing expenses such as: (i) the expense of preparing, printing and distributing promotional materials and prospectuses (other than prospectuses used for regulatory purposes or for distribution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the expense of payments to financial institutions that are not affiliated with the Distributor (" Distribution Organizations") for distribution assistance (including sales incentives). Payments under the Distribution Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distributor as it chooses (for example, to defray its overhead expenses).

          The Distribution Plan will continue in effect for successive one year periods, provided that such continuance is specifically approved by the vote of a majority of the directors who are not parties to the Distribution Plan or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plan or any related agreement and the vote of a majority of the entire Board of Directors.

          Any material amendment to Excelsior Fund's arrangements with Distribution Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the disinterested directors). So long as the Distribution Plan is in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such non-interested directors.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent. Prior to March 1, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds were $________, $2,725 and $7,492; $_______, $1,223 and $1,713; $________, $3,970 and
$779; and $_______, $961 and $1,107, respectively. The Distributor retained $______, $________, $________ and $________ of the foregoing sales charges with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the fiscal year ended March 31, 1997. The Distributor retained none of the foregoing sales charges with respect to the Funds for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $473 and $7,092 with respect to the Blended Equity Fund; $298 and $1,703 with respect to the Income and Growth Fund; $42 and $779 with respect to the Value and Restructuring Fund; $0 and $1,107 with respect to the Small Cap

Fund for the period April 1, 1995 through July 31, 1995 and for the fiscal year ended March 31, 1995, respectively. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.

                                 INVESTOR PROGRAMS
                                 -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of the same series of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures relating to, such programs directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectuses, Shares of the Funds may be purchased in connection with the Automatic Investment Program, and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the fees and procedures relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of any series of that Fund are entitled to receive the assets available for distribution belonging to that Fund and allocable to such series and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the

Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class or series.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

Position                     Principal Occupation
with                       During Past 5 Years and
Name and Address                Excelsior Fund             Other Affiliations
------------------------  --------------------------  ----------------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt (since 1995);
Age:                                                  Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust
                                                      Company of New York (until September
                                                      1995); Chairman, U.S. Trust Company of
                                                      Connecticut (from

/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


Position                                Principal Occupation
with                                  During Past 5 Years and
Name and Address                           Excelsior Fund             Other Affiliations
------------------------             --------------------------  ----------------------------
                                                                  _______ to _______).

Donald L. Campbell                            Director            Retired; Director of
333 East 69th Street                                              Excelsior Fund and Excelsior
Apt. 10-H                                                         Tax-Exempt (since 1984);
New York, NY 10021                                                Director of UST Master
Age:                                                              Variable Series, Inc. (since 1994);
                                                                  Trustee of Excelsior
                                                                  Institutional Trust (since 1995);
                                                                  Director, Royal Life Insurance
                                                                  Co. of New York (since 1991).

Rodman L. Drake                              Director             Director, Excelsior Fund
c/o KMR Power Corp.                                               and Excelsior Tax-Exempt
30 Rockfeller Plaza                                               Fund (since 1996); Trustee,
Suite 5425                                                        Excelsior Institutional
New York, NY  10112                                               Trust and Excelsior Funds
Age: ___                                                          (since 1994); Director,

                                                                  Parsons Brinkerhoff, Inc. (engineering
                                                                  firm) (since 1995); President, Mandrake
                                                                  Group (investment and consulting firm)
                                                                  (since 1994); Director, Hyperion Total
                                                                  Return Fund, Inc. and four other funds
                                                                  for which Hyperion Capital Management,
                                                                  Inc. serves as investment adviser
                                                                  (since 1991); Co-Chairman, KMR Power
                                                                  Corporation (power plants) (since
                                                                  1993); Director, The Latin American
                                                                  Growth Fund (since 1993); Member of
                                                                  Advisory Board, Argentina Private
                                                                  Equity Fund L.P. (from 1992 to 1996)
                                                                  and Garantia L.P. (Brazil) (from 1993
                                                                  to 1996); and Director, Mueller
                                                                  Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan        Director                                   Retired; Director of
913 Franklin Lakes Road                                           Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                                         Tax-Exempt (since 1984);
Age: ___                                                          Director of UST Master
                                                                  Variable Series, Inc.
                                                                  (since 1994); Trustee of Excelsior
                                                                  Institutional Trust (since 1995).

Wolfe J. Frankl        Director                                   Retired; Director of
2320 Cumberland Road                                              Excelsior Fund and Excelsior
Charlottesville, VA  22901                                        Tax-Exempt (since 1986);
Age: ___                                                          Director of UST Master


Position                                Principal Occupation
with                                  During Past 5 Years and
Name and Address                           Excelsior Fund             Other Affiliations
------------------------             --------------------------  ----------------------------
                                                                  Variable Series, Inc. (since 1994);
                                                                  Trustee of Excelsior Institutional
                                                                  Trust (since 1995); Director, Deutsche
                                                                  Bank Financial, Inc. (since 1989);
                                                                  Director, The Harbus Corporation (since
                                                                  1951); Trustee, HSBC Funds Trust and
                                                                  HSBC Mutual Funds Trust (since 1988).

W. Wallace McDowell, Jr.                 Director                 Director, Excelsior Fund
c/o Prospect Capital                                              and Excelsior Tax-Exempt
   Corp.                                                          Fund (since 1996); Trustee,
43 Arch Street                                                    Excelsior Institutional Trust
Greenwich, CT  06830                                              and Excelsior Funds
Age: ___                                                          (since 1994); Private Investor
                                                                  (since  1994); Managing Director,
                                                                  Morgan Lewis Githens & Ahn (from 1991
                                                                  to 1994); and Director, U.S. Homecare
                                                                  Corporation (since 1992), Grossmans,
                                                                  Inc. (from 1993 to 1996), Children's
                                                                  Discovery Centers (since 1984), ITI
                                                                  Technologies, Inc. (since 1992) and
                                                                  Jack Morton Productions (since 1987).

Jonathan Piel                            Director                 Director, Excelsior Fund and
558 E. 87th Street                                                Excelsior Tax-Exempt Fund
New York, NY  10128                                               (since 1996); Trustee, Excelsior
Age:  ___                                                         Institutional Trust and
                                                                  Excelsior Funds (since 1994);
                                                                  Vice President and Editor, Scientific
                                                                  American, Inc. (from 1986 to 1994);
                                                                  Director, Group for The South Fork,
                                                                  Bridgehampton, New York (since 1993);
                                                                  and Member, Advisory Committee, Knight
                                                                  Journalism Fellowships, Massachusetts
                                                                  Institute of Technology (since 1984).


Position                                Principal Occupation
with                                  During Past 5 Years and
Name and Address                           Excelsior Fund             Other Affiliations
------------------------             --------------------------  ----------------------------


Robert A. Robinson                         Director                 Director of Excelsior Fund
Church Pension Fund                                                 and Excelsior Tax-Exempt
800 Second Avenue                                                   (since 1997); Director of UST
New York, NY  10017                                                 Master Variable Series, Inc.
Age: ___                                                            (since 1994); Trustee of

                                                                    Excelsior Institutional Trust (since
                                                                    1995); President Emeritus, The Church
                                                                    Pension Fund and its affiliated
                                                                    companies (since 1966); Trustee, H.B.
                                                                    and F.H. Bugher Foundation and Director
                                                                    of its wholly owned subsidiaries --
                                                                    Rosiclear Lead and Flourspar Mining Co.
                                                                    and The Pigmy Corporation (since 1984);
                                                                    Director, Morehouse Publishing Co.
                                                                    (since 1974); Trustee, HSBC Funds Trust
                                                                    and HSBC Mutual Funds Trust (since
                                                                    1982); Director, Infinity Funds, Inc.
                                                                    (since 1995).

Alfred C. Tannachion/1/                    Director                 Retired; Director of
6549 Pine Meadows Drive                                             Excelsior Fund and
Spring Hill, FL  34606                                              Excelsior Tax-Exempt
Age: ___                                                            (since 1985); Chairman
                                                                    of the Board, President and Treasurer
                                                                    of UST Master Variable Series, Inc.
                                                                    (since 1994); Trustee of Excelsior
                                                                    Institutional Trust (since 1995).

W. Bruce McConnel, III                     Secretary                Partner of the law firm of Drinker
Philadelphia National                                               Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:

Sherry Aramini                              Assistant               Second Vice President, Blue
Chase Global Funds                          Secretary               Sky Compliance Manager,
 Services Company                                                   Chase Global Funds Services
73 Tremont Street                                                   Company (since May 1996);
Boston, MA  02108-3913                                              Technical Resource Manager,
Age: ___                                                            Chase Global Funds Services
                                                                    Company, (from April 1995 to May 1996);
                                                                    Financial Reporting Supervisor, Chase
                                                                    Global Funds Services Company (from
                                                                    September 1993 to April 1995); Audit
                                                                    Supervisor, Coopers & Lybrand

/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


Position                                Principal Occupation
with                                  During Past 5 Years and
Name and Address                           Excelsior Fund             Other Affiliations
------------------------             --------------------------  ----------------------------
                                                                   L.L.P., (from July 1990 to August
                                                                   1993).

John M. Corcoran                      Assistant                    Vice President, Director of
Chase Global Funds                    Treasurer                    Administration, Client Group,
  Services Company                                                 Chase Global Funds Services
73 Tremont Street                                                  Company (since July 1996);
Boston, MA  02108-3913                                             Second Vice President, Manager
Age: ___                                                           of Administration, Chase Global
                                                                   Funds Services Company (from October
                                                                   1993 to July 1996); Audit Manager,
                                                                   Ernst & Young LLP (from August 1987 to
                                                                   September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July ___, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding Shares of each fund of Excelsior Fund, and less than 1% of the outstanding Shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.


                                                   Pension or
                                                  Retirement         Total
                                                   Benefits      Compensation
                                                  Accrued as  from Excelsior Fund
                                   Aggregate       Part of         and Fund
           Name of             Compensation from     Fund        Complex* Paid
       Person/Position          Excelsior Fund     Expenses      to Directors
-----------------------------  -----------------  ----------  -------------------

Donald L. Campbell             $_______            None        $__________(4)**
Director

Rodman L. Drake***             $_______            None        $__________(4)**
Director

Joseph H. Dugan                $_______            None        $__________(4)**
Director

Wolfe J. Frankl                $_______            None        $__________(4)**
Director

W. Wallace McDowell, Jr.***    $_______            None        $__________(4)**
Director

Jonathan Piel***               $_______            None        $__________(4)**
Director

Robert A. Robinson             $_______            None        $__________(4)**
Director

Alfred C. Tannachion****       $_______            None        $__________(4)**
Director

Frederick S. Wonham****        $_______            None        $__________(4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

 Investment Advisory and Administration Agreements
 -------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $726,295, $120,783 and $194,501 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $26,987, $24,620, $18,380 and $26,625 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $1,111,127, $785,037, $273,025, and $336,194 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived fees totalling $106,377, $69,637, $21,119 and $57,942 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $_____, $_____, ______ and $______ with respect to the Blended Equity, Income and Growth,------Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $______, $______, $______ and $______ with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administration Agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $186,366, $154,582, $35,765 and $56,809 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totalling $5,985 with respect to the Value and Restructuring Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $72,709, $53,296, $18,319 and $27,350 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totalling $1,640, $575, $34 and $75 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $171,595, $120,732, $57,370 and $74,016 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $4,809, $1,416, $19 and $40 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $_______, $_______, $________ and $_______ in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administration Services and U.S. Trust New York waived administration fees totalling $______, $_______, $_______ and $_______ with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.


Service Organizations
---------------------

          As stated in the Prospectuses, Excelsior Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Fund to Customers; (j) receiving, tabulating and transmitting to Excelsior Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Fund or a Customer may reasonably request.

          Excelsior Fund's agreements with Service Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund.
Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Service Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $______, $112,827 and $26,987; $_______, $71,628 and $24,620; $_______, $21,172 and $5,189; and $________, $58,058 and $17,091
with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. Of these amounts, $_______, $97,209 and $18,606; $_______, $66,022 and $22,697; $_______, $21,149 and $4,851; and
$_______, $58,039 and $16,428 were paid to affiliates of U.S. Trust with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's Directors and officers who are not affiliated with the Distributor or the Administrators); Securities and Exchange Commission fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; expenses related to the Distribution Plan; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectuses for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997, the Blended Equity Fund paid brokerage commissions aggregating $123,112, $174,492 and $______, respectively, and the Income and Growth Fund paid brokerage commissions aggregating $89,218, $89,512 and $_____, respectively.

          For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Value and Restructuring and Small Cap Funds paid brokerage
commissions aggregating $121,755,   $152,269 and $_______; and $73,534, $95,108
and $_______, respectively.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by Excelsior Fund as of the close of its most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents:
___________________.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Streets, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectuses.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

                                 The following supplements the tax information
contained in the Prospectuses.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for its Service Shares and Trust Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV   to the power 1/n
                                 T = [(-----) - 1]
                                         P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     Each Fund may also advertise the "aggregate total return" for its Service Shares and Trust Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                             P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for the Service Shares of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the one year period ended March 31, 1997 were ____%, ____%, ____% and ____%, respectively. The average annual total returns for the Service Shares of the Blended Equity and Income and Growth Funds for the five year period ended March 31, 1997 were ____% and ____%, respectively. The average annual total returns for the Service Shares of the Blended Equity and Income and Growth Funds for the ten year period ended March 31, 1997 were ____% and ____%, respectively. The average annual total returns for the Service Shares of the Value and Restructuring and Small Cap Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were ____% and ____%, respectively.

          The aggregate total return for the Trust Shares of the Blended Equity Fund for the period from November 12, 1996 (commencement of operations) to March 31, 1997 was _____%. The aggregate total return for the Trust Shares of the Vale and Restructuring Fund for the period from September 19, 1996 (commencement of operations) to March 31, 1997 was _____%. The aggregate total return for the Trust Shares of the Small Cap Fund for the period from September 6, 1996 (commencement of operations) to March 31, 1997 was _____%.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectuses, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July ___, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's outstanding shares on behalf of their customers.

          As of July ___, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of
the outstanding shares of a Fund were as follows:  [   ].

                             FINANCIAL STATEMENTS
                             --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the domestic equity portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, _____________, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P) ... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                          Productivity Enhancers Fund
               Environmentally-Related Products and Services Fund
                             Aging of America Fund
                      Communication and Entertainment Fund
                              Global Competitors Fund



                      STATEMENT OF ADDITIONAL INFORMATION


                                 July __, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated __________, 1997 (the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. This Statement of Additional Information relates to Trust Shares of the Aging of America, Communication and Entertainment and Global Competitors Funds and to the other series of shares in each of the Funds that does not bear the expense of 12b-1 fees (the "Service Shares" and, collectively with the Trust Shares, the "Shares"). No investment in Shares of the Funds described herein should be made without reading the Prospectuses. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                Page
                                                                ----

INVESTMENT OBJECTIVES AND POLICIES...........................

  Other Investment Considerations
  Additional Information on Portfolio Instruments............
  Additional Investment Limitations..........................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

INVESTOR PROGRAMS............................................

  Systematic Withdrawal Plan.................................
  Exchange Privilege.........................................
  Other Investor Programs....................................

DESCRIPTION OF CAPITAL STOCK

MANAGEMENT OF THE FUNDS......................................

  Directors and Officers.....................................
  Investment Advisory and Administration Agreements..........
  Service Organizations......................................
  Expenses...................................................
  Custodian and Transfer Agent...............................

PORTFOLIO TRANSACTIONS.......................................

INDEPENDENT AUDITORS.........................................

COUNSEL......................................................

ADDITIONAL INFORMATION CONCERNING TAXES......................

PERFORMANCE INFORMATION......................................

MISCELLANEOUS................................................

FINANCIAL STATEMENTS.........................................

APPENDIX..................................................... A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The investment objective of each Fund is to seek long-term capital appreciation. Under normal market and economic conditions, each Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectuses.

Other Investment Considerations
-------------------------------

          The Funds invest primarily in common stocks, but they may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Funds' investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectuses, the Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectuses, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Funds may invest in futures contracts and options thereon. The Funds may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


            Options on Futures Contracts
            ----------------------------

          The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in

REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          Restricted Securities
          ---------------------

          The Productivity Enhancers Fund may invest in restricted securities (privately placed securities) and other securities without readily available market quotations. The Fund's investments in securities without readily available market quotations will not exceed 5% of its total assets at the time of purchase. Restricted securities may be sold only in private transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration may be required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Certain transactions in restricted securities may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectuses, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectuses might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit any Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

          The following investment limitations are non-fundamental operating policies with respect to the Funds. No Fund may:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that each Fund may purchase options and other rights in accordance with its investment objectives and policies;

          7. Invest in companies for the purpose of exercising management or control;

          8. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.


                                 *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund involved. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. The Funds also intend to refrain from entering into arbitrage transactions.


          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectuses, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Service Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder

Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.


          Pursuant to Rule 12b-1 of the 1940 Act, Excelsior Fund has adopted a Distribution Plan (the "Distribution Plan") which permits the Trust Shares of the Funds to bear certain expenses in connection with the distribution of those Shares. As required by Rule 12b-1, the Funds' Distribution Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of Excelsior Fund's Board of Directors, and by a majority of the directors who are not interested persons of Excelsior Fund and have no direct or indirect interest in the operation of the Distribution Plan or any agreement relating to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreement. Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Funds' case, the Distributor) provide for the directors' review of quarterly reports on the amounts expended and the purposes for the expenditures.

          Any change in the Distribution Plan that would materially increase the distribution expenses of Trust Shares requires approval by holders of those Shares, but otherwise, the Distribution Plan may be amended by the directors, including a majority of the disinterested directors who do not have any direct or indirect financial interest in the Distribution Plan or any related agreement. The Distribution Plan and related agreement may be terminated as to a particular Fund by a vote of a majority of Excelsior Fund's disinterested directors or by vote of the holders of a majority of the Trust Shares of the Fund.


          Under Excelsior Fund's Distribution Agreement and Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust Shares of the Aging of America, Communication and Entertainment and Global Competitors Funds may compensate the Distributor monthly for its services which are intended to result in the sale of Trust Shares. The compensation may not exceed the annual rate of
 .75% of the average daily net asset value of each Fund's outstanding Trust Shares. Trust Shares of each Fund currently bear the expense of such distribution fees at the annual rate of .35% of the average daily net asset value of the Fund's outstanding Trust Shares. The Distributor may also use the distribution fees to defray direct and indirect marketing expenses such as: (i) the expense of preparing, printing and distributing promotional materials and prospectuses (other than prospectuses used for regulatory purposes or for distribution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the expense of payments to financial institutions that are not affiliated with the Distributor ("Distribution Organizations") for distribution assistance (including sales incentives). Payments under the Distribution Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distributor as it chooses (for example, to defray its overhead expenses).

          The Distribution Plan will continue in effect for successive one year periods, provided that such continuance is specifically approved by the vote of a majority of the directors who are not parties to the Distribution Plan or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plan or any related agreement and the vote of a majority of the entire Board of Directors.

          Any material amendment to Excelsior Fund's arrangements with Distribution Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the disinterested directors). So long as the Distribution Plan is in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such non-interested directors.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent prior to March 1, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds were $____, $347 and $143; $____, $325 and $0; $____, $1,662 and $357; $____, $1,728
and $438; and $____, $405 and $353, respectively. The Distributor retained $____, $____, $____, $____ and $____ of the foregoing sales charges with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the fiscal year ended March 31, 1997. The Distributor retained none of the foregoing sales charges with respect to the Funds for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $0 and $143 with respect to the Productivity Enhancers Fund; $0 and $0 with respect to the Environmentally-Related Products and Services Fund; $0 and $37 with respect to the Aging of America Fund; $74 and $438 with respect to the Communication and

Entertainment Fund; and $0 and $353 with respect to the Global Competitors Fund for the period April 1, 1995 through July 31, 1995 and for the fiscal year ended March 31, 1995, respectively. The balance was paid to selling dealers.





          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC") (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.

                                 INVESTOR PROGRAMS
                                 -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of the same series of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures relating to, such programs directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectuses, Shares of the Funds may be purchased in connection with the Automatic Investment Program, and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the fees and procedures relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of any series of that Fund are entitled to receive the assets available for distribution belonging to that Fund and allocable to such series and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the

Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class or series.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Postion                    Principal Occupation
                          with                       During Past 5 Years and
Name and Address          Excelsior Fund             Other Affiliations
----------------          -----------------------    ----------------------------
Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
Stamford, CT  06903       and Treasurer               Tax-Exempt (since 1995);
Age:                                                  Trustee of Excelsior Funds

                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust
                                                      Company of New York (until September
                                                      1995); Chairman, U.S. Trust Company of
                                                      Connecticut (from
                                                      _______ to _______).
                                                      -----

Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior
Apt. 10-H                                             Tax-Exempt (since 1984);
New York, NY 10021                                    Director of UST Master
Age:                                                  Variable Series, Inc.
                                                      (since 1994); Trustee
                                                      of Excelsior Institutional
                                                      Trust (since 1995); Director,
                                                      Royal Life Insurance Co. of
                                                      New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
c/o KMR Power Corp.                                   and Excelsior Tax-Exempt
30 Rockfeller Plaza                                   Fund (since 1996); Trustee,
Suite 5425                                            Excelsior Institutional
New York, NY  10112                                   Trust and Excelsior Funds
Age: ___                                              (since 1994); Director,
                                                      Parsons Brinkerhoff, Inc. (engineering
                                                      firm) (since 1995); President, Mandrake
                                                      Group (investment and consulting firm)
                                                      (since 1994); Director, Hyperion Total
                                                      Return Fund, Inc. and four other funds
                                                      for which Hyperion Capital Management,
                                                      Inc. serves as investment adviser
                                                      (since 1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (since
                                                      1993); Director, The Latin American
                                                      Growth Fund (since 1993); Member of
                                                      Advisory Board, Argentina Private
                                                      Equity Fund L.P. (from 1992 to 1996)
                                                      and Garantia L.P. (Brazil) (from 1993
                                                      to 1996); and Director,

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Postion                     Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
----------------          -----------------------     ----------------------------
                                                      Mueller Industries, Inc. (from 1992 to
                                                      1994).

Joseph H. Dugan           Director                    Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                             Tax-Exempt (since 1984);
Age: ___                                              Director of UST Master
                                                      Variable Series, Inc.
                                                      (since 1994); Trustee of Excelsior
                                                      Institutional Trust (since 1995).

Wolfe J. Frankl           Director                    Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt (since 1986);
Age: ___                                              Director of UST Master

                                                      Variable Series, Inc. (since 1994);
                                                      Trustee of Excelsior Institutional
                                                      Trust (since 1995); Director, Deutsche
                                                      Bank Financial, Inc. (since 1989);
                                                      Director, The Harbus Corporation (since
                                                      1951); Trustee, HSBC Funds Trust and
                                                      HSBC Mutual Funds Trust (since 1988).



W. Wallace McDowell, Jr.  Director                    Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
  Corp.                                               Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age: ___                                              (since 1994); Private Investor

                                                      (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S. Homecare
                                                      Corporation (since 1992), Grossmans,
                                                      Inc. (from 1993 to 1996), Children's
                                                      Discovery Centers (since 1984), ITI
                                                      Technologies, Inc. (since 1992) and
                                                      Jack Morton Productions (since 1987).

Jonathan Piel             Director                    Director, Excelsior Fund and
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age:  ___                                             Institutional Trust and
                                                      Excelsior Funds (since 1994);

                                                      Vice President and Editor, Scientific
                                                      American, Inc. (from 1986 to 1994);
                                                      Director, Group for The South Fork,
                                                      Bridgehampton, New York (since 1993);
                                                      and Member, Advisory Committee, Knight
                                                      Journalism Fellowships, Massachusetts
                                                      Institute of Technology (since 1984).


                         Postion                    Principal Occupation
                         with                       During Past 5 Years and
Name and Address         Excelsior Fund             Other Affiliations
----------------         -----------------------    ----------------------------
Robert A. Robinson       Director                    Director of Excelsior Fund
Church Pension Fund                                  and Excelsior Tax-Exempt
800 Second Avenue                                    (since 1997); Director of UST
New York, NY  10017                                  Master Variable Series, Inc.
Age: ___                                             (since 1994); Trustee of

                                                     Excelsior Institutional Trust (since
                                                     1995); President Emeritus, The Church
                                                     Pension Fund and its affiliated
                                                     companies (since 1966); Trustee, H.B.
                                                     and F.H. Bugher Foundation and Director
                                                     of its wholly owned subsidiaries --
                                                     Rosiclear Lead and Flourspar Mining Co.
                                                     and The Pigmy Corporation (since 1984);
                                                     Director, Morehouse Publishing Co.
                                                     (since 1974); Trustee, HSBC Funds Trust
                                                     and HSBC Mutual Funds Trust (since
                                                     1982); Director, Infinity Funds, Inc.
                                                     (since 1995).

Alfred C. Tannachion/1/  Director                    Retired; Director of


6549 Pine Meadows Drive                              Excelsior Fund and
Spring Hill, FL  34606                               Excelsior Tax-Exempt
Age: ___                                             (since 1985); Chairman
                                                     of the Board, President and Treasurer
                                                     of UST Master Variable Series, Inc.
                                                     (since 1994); Trustee of Excelsior
                                                     Institutional Trust (since 1995).

W. Bruce McConnel, III    Secretary                  Partner of the law firm of Drinker
Philadelphia National                                Biddle & Reath.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:

Sherry Aramini            Assistant                  Second Vice President, Blue
Chase Global Funds        Secretary                  Sky Compliance Manager,
 Services Company                                    Chase Global Funds Services
73 Tremont Street                                    Company (since May 1996);
Boston, MA  02108-3913                               Technical Resource Manager,
Age: ___                                             Chase Global Funds Services

                                                     Company, (from April 1995 to May 1996);
                                                     Financial Reporting Supervisor, Chase
                                                     Global Funds Services Company (from
                                                     September 1993 to April 1995); Audit
                                                     Supervisor, Coopers & Lybrand

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Postion                     Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
----------------          -----------------------     ----------------------------
                                                      L.L.P., (from July 1990 to August
                                                      1993).

John M. Corcoran          Assistant                   Vice President, Director of
Chase Global Funds        Treasurer                   Administration, Client Group,
 Services Company                                     Chase Global Funds Services
73 Tremont Street                                     Company (since July 1996);
Boston, MA  02108-3913                                Second Vice President, Manager
Age: ___                                              of Administration, Chase Global
                                                      Funds Services Company (from October
                                                      1993 to July 1996); Audit Manager,
                                                      Ernst & Young LLP (from August 1987 to
                                                      September 1993).


          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July ___, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding Shares of each fund of Excelsior Fund, and less than 1% of the outstanding Shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                               Pension or
                                               Retirement      Total
                                               Benefits     Compensation
                                               Accrued as  from Excelsior Fund
                            Aggregate          Part of         and Fund
     Name of             Compensation from       Fund        Complex* Paid
Person/Position             Excelsior Fund     Expenses      to Directors
---------------          -----------------     --------    --------------------
Donald L. Campbell             $______            None         $         (4)**
Director

Rodman L. Drake***             $______            None         $         (4)**
Director

Joseph H. Dugan                $______            None         $         (4)**
Director

Wolfe J. Frankl                $______            None         $         (4)**
Director

W. Wallace McDowell, Jr.***    $______            None         $         (4)**
Director

Jonathan Piel***               $______            None         $         (4)**
Director

Robert A. Robinson             $______            None         $         (4)**
Director

Alfred C. Tannachion****       $______            None         $         (4)**
Director

Frederick S. Wonham****        $______            None         $         (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to may 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $79,570, $0, $68,122, $136,328, and $79,924 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $22,983, $26,278, $24,503, $17,130 and $15,637 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $147,036, $0, $185,180, $222,009 and $253,937 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $11,813, $25,855, $15,937, $18,360 and $16,714 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $____, $____, $____, $____ and $____ with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $____, $____, $____, $____ and $____ with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America,

Communication and Entertainment and Global Competitors Funds, respectively.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $26,357, $5,451, $24,003, $39,403, and $24,816 in the
aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment, and Global Competitors Funds, respectively. For the same period, the former administrators waived administration fees totalling $15,393, $36,299, $17,747, $2,347 and $16,934 with respect to the

Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $11,203, $6,000, $13,476, $16,964, and $16,756 in
the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, the former administrators waived administration fees totalling $10, $0, $13, $37, and $16 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $29,686, $6,494, $38,285, $44,871 and $52,911 in the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, the Administrators waived administration fees totalling $9,101, $37,506, $13, $16 and $7 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended march 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $____, $____, $____, $____ and $____ in the aggregate with respect to the productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $____, $____, $____, $____ and $____ with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Service Organizations
---------------------

          As stated in the Prospectuses, Excelsior Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Fund;
(c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Fund to Customers; (j) receiving, tabulating and transmitting to Excelsior Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Fund or a Customer may reasonably request.

          Excelsior Fund's agreements with Service Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund.
Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Service Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the

1940 Act) of Excelsior Fund will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $____, $11,169 and $4,525; $____, $4,404 and $1,660; $____, $15,685 and $4,051; $____, $18,414 and $7,168; and $_____,
$16,737 and $3,243 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. Of these amounts, $____, $11,169 and $4,446; $____, $4,403 and $1,626; $____, $15,685 and $3,902; $____, $18,385
and $6,707; and $____, $16,737 and $3,163 were paid to affiliates of U.S. Trust with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's Directors and officers who are not affiliated with the Distributor or the Administrators); Securities and Exchange Commission fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; expenses related to the Distribution Plan; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.



Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectuses for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.


          For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds paid brokerage commissions aggregating $141,290, $353,788 and $____; $16,669, $18,680 and $____; $28,296, $67,494 and $____; $50,724, $68,004
and $____; and $41,638, $79,458 and $____, respectively.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by Excelsior Fund as of the close of its most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents: _____________.

                                 INDEPENDENT AUDITORS
                                 --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectuses.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectuses.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for its Service Shares and Trust Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  (to the power of 1/n)
                    T = [(-----) - 1]
                            P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     Each Fund may also advertise the "aggregate total return" for its Service Shares and Trust Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                             P



          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.



          Based on the foregoing calculations, the total returns for the Service Shares of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the one year period ended March 31, 1997 were $____, $____, $____, $____ and $____, respectively. The average annual total returns for the Service Shares of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were $____, $____, $____, $____ and $____, respectively. No Trust Shares of the Funds had been issued as of March 31, 1997.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

           The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectuses, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July __, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's outstanding shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of
the outstanding shares of a Fund were as follows: [      ].

                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the domestic equity portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, ________________, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P) ... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                              International Fund

                              Latin America Fund
                               Pacific/Asia Fund
                               Pan European Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the International, Latin America (formerly, "Emerging Americas"), Pacific/Asia and Pan European Funds (each a "Fund" and collectively the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                    Page
                                                                    ----
INVESTMENT OBJECTIVES AND POLICIES..............................

     Other Investment Considerations............................
     Additional Information on Portfolio Instruments............
     Additional Investment Limitations..........................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................

INVESTOR PROGRAMS...............................................

     Systematic Withdrawal Plan.................................
     Exchange Privilege.........................................
     Other Investor Programs....................................

DESCRIPTION OF CAPITAL STOCK....................................

MANAGEMENT OF THE FUNDS.........................................

     Directors and Officers.....................................
     Investment Advisory and
         Administration Agreements..............................
     Service Organizations......................................
     Expenses...................................................
     Custodian and Transfer Agent...............................

PORTFOLIO TRANSACTIONS..........................................

INDEPENDENT AUDITORS............................................

COUNSEL.........................................................

ADDITIONAL INFORMATION CONCERNING TAXES.........................

     Generally..................................................
     Taxation of Certain Financial Instruments..................

PERFORMANCE INFORMATION.........................................

MISCELLANEOUS...................................................

FINANCIAL STATEMENTS............................................

APPENDIX........................................................    A-1


                                      (i)

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The following policies and discussions supplement the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          In determining the preferred distribution of investments of the Funds among various geographic regions and countries, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider, among other things, regional and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing interest rates, the historical patterns of government regulation of the economy and the outlook for currency relationships.

          The transaction costs to the Funds of engaging in forward currency transactions described in the Prospectus vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Each Fund may purchase gold bars primarily of standard weight (approximately 400 troy ounces) at the best available prices in the New York bullion market. However, the Investment Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. Gold bullion is valued by the Funds at the mean between the closing bid and asked prices in the New York bullion market as of the close of the New York Stock Exchange each business day. When there is no readily available market quotation for gold bullion, the bullion will be valued by such method as determined by Excelsior Fund's Board of Directors to best reflect its fair value. For purpose of determining net asset value, gold held by a Fund, if any, will be valued in U.S. dollars.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          ------------------

          When a Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          American and European Depository Receipts
          -----------------------------------------

          American Depository Receipts ("ADRs") that may be purchased by the Funds are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign issuer. ADRs may be sponsored or unsponsored. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles ("GAAP") may not be available with respect to the foreign issuers of the underlying securities. European Depository Receipts ("EDRs"), which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or United States securities. Generally, ADRs, which are in registered form, are designed for use in U.S. securities markets, and EDRs, which are in bearer form, are designed for use in European securities markets.

          Covered Call Options
          --------------------

          When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Investment Adviser and the Sub-Advisers believe that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Futures Contracts and Related Options
          -------------------------------------

          Each Fund may invest in futures contracts and related options. Each Fund may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the ability of the Investment Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                                                              Options on Futures
                                                              ------------------
Contracts
---------

          Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Brady Bonds
          -----------

          The Latin America Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

Miscellaneous
-------------

          The Funds may not invest in oil, gas or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectuses, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to shareholders.

          The following investment limitations are fundamental with respect to each Fund. A Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with the Funds' investment limitation contained in the Prospectuses might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the International Fund, but are operating policies with respect to the Latin America, Pacific/Asia and Pan European Funds (collectively, the "Regional Funds"). Each Fund may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position;

          5. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange or on foreign exchanges and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and provided that each Fund may enter into forward currency contracts in accordance with its investment objective and policies;

          6. Invest in companies for the purpose of exercising management or control;

          7. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          8. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940.

          The following investment limitation is fundamental with respect to the International Fund. The International Fund may not:

          9. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and
(ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

          The following investment limitation is fundamental with respect to the Regional Funds. Each Regional Fund may not:

          10. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit a Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) a Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

                        *              *             *


          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit each Fund's investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the particular Fund. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. Each Fund also intends to refrain from entering into arbitrage transactions.

          The International Fund may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to March 1, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. No sales charges were imposed in connection with sales of Shares of the International Fund during the fiscal years ended March 31, 1997 and 1996. For the fiscal year ended March 31, 1995, total sales charges paid by shareholders of the International Fund were $4,219. Of this amount, UST Distributors, Inc., the Funds' former distributor, retained $4.

          Total sales charges paid by shareholders of the Latin America, Pacific/Asia and Pan European Funds for the fiscal years ended March 31, 1997, 1996 and 1995 were $528, $698 and $8,465; $3,715, $333 and $144; and $550, $99
and $183, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $203 and $1,403 with respect to the Latin America Fund; $9 and $69 with respect to the Pacific/Asia Fund; and $1 and $11 with respect to the Pan European Fund for the period April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. The Distributor retained none of the foregoing sales charges with respect to the Latin America, Pacific/Asia and Pan European Funds for the period August 1, 1995 through March 31, 1996, and the fiscal year ended March 31, 1997. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of a Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures relating to, such programs directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of a Fund may be purchased in connection with the Automatic Investment Program, and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the fees and procedures relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to the particular Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if Excelsior Fund's Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the affected Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.

                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Position                   Principal Occupation
                          with                       During Past 5 Years and
Name and Address          Excelsior Fund             Other Affiliations
----------------          --------------             -----------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                   Principal Occupation
                          with                       During Past 5 Years and
Name and Address          Excelsior Fund             Other Affiliations
----------------          --------------             -----------------------
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt (since 1995);
Age: ___                                              Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust
                                                      Company of New York (until September
                                                      1995); Chairman, U.S. Trust Company of
                                                      Connecticut (from _______ to _______).

Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior
Apt. 10-H                                             Tax-Exempt (since 1984);
New York, NY 10021                                    Director of UST Master
Age: ___                                              Variable Series, Inc.
                                                      (since 1994); Trustee
                                                      of Excelsior Institutional
                                                      Trust (since 1995); Director,
                                                      Royal Life Insurance Co. of
                                                      New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
c/o KMR Power Corp.                                   and Excelsior Tax-Exempt
30 Rockfeller Plaza                                   Fund (since 1996); Trustee,
Suite 5425                                            Excelsior Institutional
New York, NY  10112                                   Trust and Excelsior Funds
Age: ___                                              (since 1994); Director,
                                                      Parsons Brinkerhoff, Inc. (engineering
                                                      firm) (since 1995); President, Mandrake
                                                      Group (investment and consulting firm)
                                                      (since 1994); Director, Hyperion Total
                                                      Return Fund, Inc. and four other funds
                                                      for which Hyperion Capital Management,
                                                      Inc. serves as investment adviser
                                                      (since 1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (since
                                                      1993); Director, The Latin American
                                                      Growth Fund (since 1993); Member of
                                                      Advisory Board, Argentina Private
                                                      Equity Fund L.P. (from 1992 to 1996)
                                                      and Garantia L.P. (Brazil) (from 1993
                                                      to 1996); and Director, Mueller
                                                      Industries, Inc. (from 1992 to 1994).

                                Position                Principal Occupation
                                with                    During Past 5 Years and
Name and Address                Excelsior Fund          Other Affiliations
----------------                --------------          -----------------------
Joseph H. Dugan                 Director                Retired; Director of
913 Franklin Lakes Road                                 Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                               Tax-Exempt (since 1984);
Age: ___                                                Director of UST Master
                                                        Variable Series, Inc.
                                                        (since 1994); Trustee of Excelsior
                                                        Institutional Trust (since 1995).

Wolfe J. Frankl                 Director                Retired; Director of
2320 Cumberland Road                                    Excelsior Fund and Excelsior
Charlottesville, VA  22901                              Tax-Exempt (since 1986);
Age: ___                                                Director of UST Master
                                                        Variable Series, Inc. (since 1994);
                                                        Trustee of Excelsior Institutional
                                                        Trust (since 1995); Director, Deutsche
                                                        Bank Financial, Inc. (since 1989);
                                                        Director, The Harbus Corporation (since
                                                        1951); Trustee, HSBC Funds Trust and
                                                        HSBC Mutual Funds Trust (since 1988).

W. Wallace McDowell, Jr.        Director                Director, Excelsior Fund
c/o Prospect Capital                                    and Excelsior Tax-Exempt
   Corp.                                                Fund (since 1996); Trustee,
43 Arch Street                                          Excelsior Institutional Trust
Greenwich, CT  06830                                    and Excelsior Funds
Age: ___                                                (since 1994); Private Investor
                                                        (since  1994); Managing Director,
                                                        Morgan Lewis Githens & Ahn (from 1991
                                                        to 1994); and Director, U.S. Homecare
                                                        Corporation (since 1992), Grossmans,
                                                        Inc. (from 1993 to 1996), Children's
                                                        Discovery Centers (since 1984), ITI
                                                        Technologies, Inc. (since 1992) and
                                                        Jack Morton Productions (since 1987).

Jonathan Piel                   Director                Director, Excelsior Fund and
558 E. 87th Street                                      Excelsior Tax-Exempt Fund
New York, NY  10128                                     (since 1996); Trustee, Excelsior
Age:  ___                                               Institutional Trust and
                                                        Excelsior Funds (since 1994);
                                                        Vice President and Editor, Scientific
                                                        American, Inc. (from 1986 to 1994);
                                                        Director, Group for The South Fork,
                                                        Bridgehampton, New York (since 1993);
                                                        and Member, Advisory Committee, Knight
                                                        Journalism Fellowships, Massachusetts
                                                        Institute of Technology (since 1984).

                                Position                Principal Occupation
                                with                    During Past 5 Years and
Name and Address                Excelsior Fund          Other Affiliations
----------------                --------------          -----------------------
Robert A. Robinson              Director                Director of Excelsior Fund
Church Pension Fund                                     and Excelsior Tax-Exempt
800 Second Avenue                                       (since 1997); Director of UST
New York, NY  10017                                     Master Variable Series, Inc.
Age: ___                                                (since 1994); Trustee of
                                                        Excelsior Institutional Trust (since
                                                        1995); President Emeritus, The Church
                                                        Pension Fund and its affiliated
                                                        companies (since 1966); Trustee, H.B.
                                                        and F.H. Bugher Foundation and Director
                                                        of its wholly owned subsidiaries --
                                                        Rosiclear Lead and Flourspar Mining Co.
                                                        and The Pigmy Corporation (since 1984);
                                                        Director, Morehouse Publishing Co.
                                                        (since 1974); Trustee, HSBC Funds Trust
                                                        and HSBC Mutual Funds Trust (since
                                                        1982); Director, Infinity Funds, Inc.
                                                        (since 1995).

Alfred C. Tannachion/1/         Director                Retired; Director of

6549 Pine Meadows Drive                                 Excelsior Fund and
Spring Hill, FL  34606                                  Excelsior Tax-Exempt
Age: ___                                                (since 1985); Chairman
                                                        of the Board, President and Treasurer
                                                        of UST Master Variable Series, Inc.
                                                        (since 1994); Trustee of Excelsior
                                                        Institutional Trust (since 1995).

W. Bruce McConnel, III          Secretary               Partner of the law firm of Drinker
Philadelphia National                                   Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: ___

Sherry Aramini                  Assistant               Second Vice President, Blue
Chase Global Funds              Secretary               Sky Compliance Manager,
 Services Company                                       Chase Global Funds Services
73 Tremont Street                                       Company (since May 1996);
Boston, MA  02108-3913                                  Technical Resource Manager,
Age: ___                                                Chase Global Funds Services
                                                        Company, (from April 1995 to May 1996);
                                                        Financial Reporting Supervisor, Chase
                                                        Global Funds Services Company (from
                                                        September 1993 to April 1995); Audit
                                                        Supervisor, Coopers & Lybrand

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                                Position                Principal Occupation
                                with                    During Past 5 Years and
Name and Address                Excelsior Fund          Other Affiliations
----------------                --------------          -----------------------
                                                        L.L.P., (from July 1990 to August
                                                        1993).

John M. Corcoran                Assistant               Vice President, Director of
Chase Global Funds              Treasurer               Administration, Client Group,
  Services Company                                      Chase Global Funds Services
73 Tremont Street                                       Company (since July 1996);
Boston, MA  02108-3913                                  Second Vice President, Manager
Age: ___                                                of Administration, Chase Global
                                                        Funds Services Company (from October
                                                        1993 to July 1996); Audit Manager,
                                                        Ernst & Young LLP (from August 1987 to
                                                        September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July ___, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding Shares of each fund of Excelsior Fund, and less than 1% of the outstanding Shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.


                                                  Pension or
                                                  Retirement         Total
                                                   Benefits      Compensation
                                                  Accrued as  from Excelsior Fund
                                   Aggregate       Part of         and Fund
           Name of             Compensation from     Fund        Complex* Paid
       Person/Position          Excelsior Fund     Expenses      to Directors
-----------------------------  -----------------  ----------  -------------------

Donald L. Campbell             $                    None      $                (4)**
Director                        ----------------               ----------------

Rodman L. Drake***             $                    None      $                (4)**
Director                        ----------------               ----------------

Joseph H. Dugan                $                    None      $                (4)**
Director                        ----------------               ----------------

Wolfe J. Frankl                $                    None      $                (4)**
Director                        ----------------               ----------------

W. Wallace McDowell, Jr.***    $                    None      $                (4)**
                                ----------------               ----------------
Director

Jonathan Piel***               $                    None      $                (4)**
                                ----------------               ----------------
Director

Robert A. Robinson             $                    None      $                (4)**
Director                        ----------------               ----------------

Alfred C. Tannachion****       $                    None      $                (4)**
Director                        ----------------               ----------------

Frederick S. Wonham****        $                    None      $                (4)**
Chairman of the Board,          ----------------               ----------------
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

 Investment Advisory and Administration Agreements
 -------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds. Prior to November 1, 1996, Foreign and Colonial Asset Management ("FACAM") served as sub-adviser to the International and Pan European Funds, and Foreign & Colonial Emerging Markets Ltd. ("FCEML") served as sub-adviser to the Latin America and Pacific/Asia Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $574,455, $368,128, $480,194, and $375,873 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $37,822, $28,097, $27,189 and $22,473, with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal year ended March 31, 1995, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totalling $428,594 and $278,842, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totalling $196,098 and $355,168, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $733,456, $326,552, $536,350 and $405,582 with respect to the International, Latin America, Pacific/Asia, and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $79,560, $29,512, $45,970 and $40,033 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal year ended March 31, 1996, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totalling $402,062 and $263,111, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totalling $182,039 and $336,130, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $_____, $_____, $_____ and $_______ with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $_____, $_____, $_____ and $_____ with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the period from April 1, 1996 to October 31, 1996, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totalling $_____ and $_____, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totalling $_____ and $_____, respectively.

          The Investment Adviser may, from time to time, voluntarily waive a portion of its fees, which waiver may be terminated at any time.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Funds, and to compute the net asset values, net income and realized capital gains or losses, if any, of the Funds. The Administrators prepare semi-annual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $122,374, $78,418, $101,468 and $79,669 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, the administrators waived fees totalling $81, $21 and $9 with respect to the International, Latin America and Pacific/Asia Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $46,929, $21,815, $33,502 and $28,271 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, the former administrators waived fees totalling $199, $51, $264 and $90 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $115,390, $49,315, $82,681 and $60,758 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $84, $32, $17 and $4 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $_____, $_____, $_____ and $_____ in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $_____, $_____, $_____ and $_____ with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

Service Organizations
---------------------

          As stated in the Prospectus, Excelsior Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Fund to Customers; (j) receiving, tabulating and transmitting to the Excelsior Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Fund or a Customer may reasonably request.

          Excelsior Fund's agreements with Service Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund.
Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Service Organizations and the purpose for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Service Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $_____, $79,843 and $37,903; $_____, $29,595 and
$24,089; $_____, $46,251 and $27,198; and $_____, $40,127 and $22,473 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. Of these amounts, $_____, $79,843 and $36,955; $_____, $29,594 and $23,712; $_____, $46,251 and $26,836; and $_____, $40,127 and
$22,338 were paid to affiliates of U.S. Trust with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. Each Fund bears the expenses incurred in its operations. Expenses of a Fund include taxes; interest; fees (including fees paid to its directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and meetings; and any extraordinary expenses. A Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York also serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to
(i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable a Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. For the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997, the International Fund paid brokerage commissions aggregating $234,115, $218,421 and $_____, respectively. For the fiscal years ended March 31, 1995, 1996 and 1997, the Latin America, Pacific/Asia and Pan European Funds paid brokerage commissions aggregating $200,467, $153,428 and $_____; $300,058, $234,659 and $_____; and $88,275, $81,250 and $_____, respectively.

          Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, a Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession.

          The Investment Advisory Agreements between Excelsior Fund and U.S. Trust provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause a Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by U.S. Trust and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to U.S. Trust in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to U.S. Trust in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for each Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by U.S. Trust. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which U.S. Trust believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, U.S. Trust may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by Excelsior Fund as of the close of its most recent fiscal year. As of March 31, 1997, the

Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Fund's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in
Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

          Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts and options on futures held by a Fund at the close of its taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or related option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts and related options will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules, and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long term and no more than 40 percent of any net loss may be treated as short term.

          Certain foreign currency contracts entered into by the Funds (including forward foreign currency exchange transactions) may be subject to the "mark-to-market" rules described above. To receive such treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions. As of the date of this Statement of Additional Information, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by the Funds may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

          The Funds' investments may also be subject to the provisions of Subpart J of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with the Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.
"Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar-denominated investments that a Fund may make (such as non-U.S. dollar-denominated debt securities and obligations and certain preferred stocks) and some of the foreign currency contracts a Fund may enter into will be subject to the special currency rules described above. Exchange gains and losses attributable to foreign currency transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gains or losses and will not be segregated from the gain or loss on the underlying transaction.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                      ERV
                               T = [(-----) to the first power/n - 1]
                                       P

     Where:    T =  average annual total return.

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.

     Each Fund that advertises an "aggregate total return" for its Shares computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:
                                          ERV
              Aggregate Total Return = [(------)] - 1
                                           P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the Shares of the International Fund for the one year period ended March 31, 1997, for the five-year period ended March 31, 1997, and for the period from July 21, 1987 (commencement of operations) to March 31, 1997 were ____%, ____%, and ____%, respectively. The average annual total returns for the Shares of the Latin America, Pacific/Asia and Pan European Funds for the one year period ended March 31, 1997 and for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were _____% and _____%, _____%; and _____%, and
_____% and ____%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills.

From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in a Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July __, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Fund's outstanding shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of a Fund were as follows: __________.

                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the international equity portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, ____________________, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION


     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a) Financial Statements (as filed in Post-Effective Amendment No. 23):


                    (1)  Included in Part A:

                         Audited Financial Highlights for the Registrant's Income and Growth Fund for the period from January 6, 1987 (commencement of operations) to March 31, 1987 and for the fiscal years ended March 31, 1988 through March 31, 1996; International Fund for the period from July 21, 1987 (commencement of operations) to March 31, 1988 and for the fiscal years ended March 31, 1989 through March 31, 1996; Treasury Money Fund for the period from February 13, 1991 (commencement of operations) to March 31, 1991 and for the fiscal years ended March 31, 1992 through March 31, 1996; Aging of America Fund, Business & Industrial Restructuring Fund, Communication & Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products & Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund, Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund for the period from December 31, 1992 (commencement of operations) to March 31, 1993 and for the fiscal years ended March 31, 1994 through March 31, 1996; and for the Money, Government Money, Managed Income and Equity Funds for the fiscal years ended March 31, 1987 through March 31, 1996.

                    (2) Incorporated by reference into Part B are the following audited financial statements:

                              i) With respect to the Money, Government Money, Treasury Money, Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds:

                                    .    Statements of Assets and Liabilities as
                                         of March 31, 1996;

                                    .    Statements of Operations for the year
                                         ended March 31, 1996;

                                    .    Statements of Changes in Net Assets for
                                         the year ended March 31, 1996;

                                    .    Portfolio of Investments as of March
                                         31, 1996;

                                    .    Notes to Financial Statements; and

                                    .    Report of Independent Auditors for the
                                         fiscal year ended March 31, 1996.

                              ii) Equity, Income and Growth, Aging of America, Business and Industrial Restructuring, Communication and Entertainment, Early Life Cycle, Environmentally-Related Products and Services, Global Competitors, Long-Term Supply of Energy and Productivity Enhancers
                                    Funds:

                                    .    Statements of Assets and Liabilities as
                                         of March 31, 1996;

                                    .    Statements of Operations for the year
                                         ended March 31, 1996;

                                    .    Statements of Changes in Net Assets for
                                         the year ended March 31, 1996;

                                    .    Portfolio of Investments as of March
                                         31, 1996;

                                    .    Notes to Financial Statements; and

                                    .    Report of Independent Auditors for the
                                         fiscal year ended March 31, 1996.

                              iii)  With respect to the International,
                                    Pacific/Asia, Pan European and Emerging
                                    Americas Funds:

                                    .    Statements of Assets and Liabilities as
                                         of March 31, 1996;

                                    .    Statements of Operations for the year
                                         ended March 31, 1996;

                                    .    Statements of Changes in Net Assets for
                                         the year ended March 31, 1996;

                                    .    Portfolio of Investments as of March
                                         31, 1996;

                                    .    Notes to Financial Statements; and

                                    .    Report of Independent Auditors for the
                                         fiscal year ended March 31, 1996.


               (b)  Exhibits:
                    --------

                    (1) (a) Articles of Incorporation of Registrant dated August 1, 1984 (1).

                         (b) Articles Supplementary of Registrant dated October
               30, 1985 (3).

                         (c) Articles Supplementary of Registrant dated
               September 30, 1986 (4).

                         (d) Articles Supplementary of Registrant dated April
               10, 1987 (6).

                         (e) Articles Supplementary of Registrant dated April
               27, 1990 (12).

                         (f) Articles Supplementary of Registrant dated October
               26, 1990 (13).

                         (g) Articles Supplementary of Registrant dated January
               29, 1991 (13).

                         (h) Articles Supplementary of Registrant dated December
               24, 1992 (16).

                         (i) Articles Supplementary of Registrant dated August
               31, 1995 (20).

                         (j) Articles Supplementary of Registrant dated December
               28, 1995 (20).

                    (2)  (a)  Bylaws of Registrant (1).

                         (b)  Amendment No. 1 to Bylaws of Registrant (3).

                    (3)  None.

                    (4) (a) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 7, 1984 are incorporated herein by reference to Exhibit 1(a) of Registrant's Registration Statement on Form N-1A filed on August 8, 1994;

                         (b) Articles I, II, IV and VI of Registrant's By-Laws
               are incorporated herein by reference to Exhibit 2(a) of Registrant's Registration Statement on Form N-1A filed on August 8, 1984.

                    (5) (a) Investment Advisory Agreement between Registrant and United States Trust Company of New York ("U.S. Trust") dated February 6, 1985 with respect to the Money, Government Money and Equity Funds (2).

                         (b) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated February 6, 1985 (10).

                         (c) Amendment No. 2 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated February 6, 1985 with respect to Early Life Cycle Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Environmentally-Related Products and Services Fund, Aging of America Fund, Communication and Entertainment Fund, Business and Industrial Restructuring Fund, Global Competitors Fund, Emerging Americas Fund, Pacific/Asia Fund, Pan European Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund (17).

                         (d) Investment Advisory Agreement between Registrant
               and U.S. Trust dated November 26, 1985 with respect to the Managed Income Fund (3).

                         (e) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated November 26, 1985 (10).

                         (f) Investment Advisory Agreement between Registrant
               and U.S. Trust dated December 16, 1986 with respect to the Income and Growth Fund (5).

                         (g) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated December 16, 1986 (10).

                         (h) Investment Advisory Agreement between Registrant
               and U.S. Trust dated May 27, 1987 with respect to the International Fund (7).

                         (i) Amendment No. 1 to Investment Advisory Agreement
               between Registrant and U.S. Trust dated May 27, 1987 (10).

                         (j) Investment Advisory Agreement between Registrant
               and United States Trust dated February 1, 1991 with respect to the Treasury Money Fund (13).

                    (6) Distribution Contract dated August 1, 1995 between
               Registrant and Edgewood Services, Inc. (20).

                    (7)  None.

                    (8) Custody Agreement between Registrant and The Chase
               Manhattan Bank, N.A. dated September 1, 1995 (20).

                    (9) (a) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (20).

                         (b) Administration Agreement among Registrant, Chase
               Global Funds Services Company, Federated Administrative Services and United States Trust Company of New York dated January 1, 1996
               (20).


                    (10) Opinion of counsel/1/.

--------------------------------
/1/  Filed with the SEC as part of Registrant's Rule 24f-2 Notice.

                    (11) (a)  Consent of Drinker Biddle & Reath LLP (22).

                         (b) Consent of Ernst & Young LLP (22).

                    (12) None.

                    (13) (a)  Purchase Agreement between Registrant and Shearson
               Lehman Brothers Inc. dated February 6, 1985 (2).

                         (b) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (17).

                         (c) Purchase Agreement between Registrant and Edgewood
               Services, Inc. dated November 17, 1995 (20).

                    (14) None.

                    (15) Amended and Restated Distribution Plan and Related Form
               of Distribution Agreement (21).

                    (16) (a)  Schedule for computation of performance quotation
               (14).

                         (b) Schedule for computation of performance quotation
               (17).

                    (17) (a)  Financial Data Schedule as of March 31, 1996 for
               the Money Fund (20).

                         (b) Financial Data Schedule as of March 31, 1996 for
               the Government Money Fund (20).

                         (c) Financial Data Schedule as of March 31, 1996 for
               the Equity Fund (20).

                         (d) Financial Data Schedule as of March 31, 1996 for
               the Managed Income Fund (20).

                         (e) Financial Data Schedule as of March 31, 1996 for
               the Income and Growth Fund (20).

                         (f) Financial Data Schedule as of March 31, 1996 for
               the International Fund (20).

                         (g) Financial Data Schedule as of March 31, 1996 for
               the Treasury Money Fund (20).

                         (h) Financial Data Schedule as of March 31, 1996 for
               the Early Life Cycle Fund (20).

                         (i) Financial Data Schedule as of March 31, 1996 for
               the Long-Term Supply of Energy Fund (20).

                         (j) Financial Data Schedule as of March 31, 1996 for
               the Productivity Enhancers Fund (20).

                         (k) Financial Data Schedule as of March 31, 1996 for
               the Environmentally-Related Products and Services Fund (20).

                         (l) Financial Data Schedule as of March 31, 1996 for
               the Aging of America Fund (20).

                         (m) Financial Data Schedule as of March 31, 1996 for
               the Communication and Entertainment Fund (20).

                         (n) Financial Data Schedule as of March 31, 1996 for
               the Business and Industrial Restructuring Fund (20).

                         (o) Financial Data Schedule as of March 31, 1996 for
               the Global Competitors Fund (20).

                         (p) Financial Data Schedule as of March 31, 1996 for
               the Emerging Americas Fund (20).

                         (q) Financial Data Schedule as of March 31, 1996 for
               the Pacific/Asia Fund (20).

                         (r) Financial Data Schedule as of March 31, 1996 for
               the Pan European Fund (20).

                         (s) Financial Data Schedule as of March 31, 1996 for
               the Short-Term Government Securities Fund (20).

                         (t) Financial Data Schedule as of March 31, 1996 for
               the Intermediate-Term Managed Income Fund (20).

                    (18) Amended and Restated Plan Pursuant to Rule 18f-3 for
               Operation of a Multi-Class System (20).

Notes:
-----

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed August 8, 1984.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed October 30, 1985.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed June 6, 1986.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed October 17, 1986.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed March 19, 1987.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed July 23, 1987.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed July 29, 1988.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed November 1, 1988.

(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed June 2, 1989.

(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statements on Form N-1A filed March 12, 1990.

(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed July 27, 1990.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A filed December 7, 1990.

(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed May 31, 1991.

(14) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to its Registrant Statement on Form N-1A filed August 1, 1991.

(15) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed October 29, 1992.

(16) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed December 24, 1992.

(17) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed August 2, 1993.

(18) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed December 27, 1993.

(19) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed August 1, 1995.

(20) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.


(21) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed May 15, 1997.

(22) Filed herewith.


Item 25.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.


Item 26.  Number of Holders of Securities
          -------------------------------

          The following information is as of April 24, 1997:

               Title of Class               Number of Record Holders
               --------------               ------------------------

               Class A Common Stock                 3,810
               Class B Common Stock                 1,108
               Class C Common Stock                 1,480
               Class C Common Stock -
                  Special Series 1                      0
               Class D Common Stock                   751
               Class E Common Stock                 1,114
               Class F Common Stock                 1,924
               Class G Common Stock                 1,062
               Class H Common Stock                 1,423
               Class H Common Stock -
                  Special Series 1                      0
               Class I Common Stock                 1,151
               Class J Common Stock                   802
               Class K Common Stock                   653
               Class L Common Stock                 1,156
               Class L Common Stock -
                  Special Series 1                      0
               Class M Common Stock                 1,016
               Class M Common Stock -
                  Special Series 1                      0
               Class N Common Stock                 1,709
               Class N Common Stock -
                  Special Series 1                      0
               Class O Common Stock                 1,379
               Class O Common Stock -
                  Special Series 1                      0
               Class P Common Stock                 2,386
               Class Q Common Stock                 2,628
               Class R Common Stock                 2,572
               Class S Common Stock                   359
               Class T Common Stock                   679

Item 27.  Indemnification
          ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1)(a) hereto, and Article VI, Section 2 of Registrant's Bylaws, incorporated by reference as Exhibits (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.12 of the Distribution Contract incorporated by reference as Exhibit (6) hereto, Section 12 of the Custody Agreement incorporated by reference as Exhibit (8) hereto,
Section 7 of the Mutual Funds Transfer Agency Agreement filed herewith as
Exhibit 9(c), and Section 6 of the Administration Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Secu rities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

               (a) United States Trust Company of New York.

          United States Trust Company of New York ("U.S. Trust") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.                                         Principal             Type of
Trust                      Name                   Occupation           Business
---------------  -------------------------  ----------------------  ---------------

Director         Eleanor Baum               Dean of School          Academic
                 Cooper Union for the       of Engineering
                 Advancement of Science
                 and Art
                 51 Astor Place
                 New York, NY 10003

Director         Samuel C. Butler           Partner in Cravath,     Law Firm
                 Cravath, Swaine            Swaine & Moore
                 & Moore
                 Worldwide Plaza
                 825 Eighth Avenue
                 New York, NY  10019

Director         Peter O. Crisp             Chairman                Venture
                 Venrock Inc.                                       Capital
                 Room 5600
                 30 Rockefeller Plaza
                 New York, NY  10112

Director         Antonia M. Grumbach        Partner in Patter-      Law Firm
                 Patterson, Belknap,        son, Belknap, Webb
                 Webb & Tyler               & Tyler
                 1133 Avenue of the
                 Americas
                 New York, NY 10036

Director,        H. Marshall Schwarz        Chairman of the         Bank
Chairman of      United States Trust        Board & Chief Exe-
the Board        Company of New York        cutive Officer of
and Chief        114 West 47th Street       U.S. Trust Corp. and
Executive        New York, NY 10036         U.S. Trust Company of
Officer                                     N.Y.

Director         Philippe de Montebello     Director of the         Art Museum
                 Metropolitan Museum of     Metropolitan
                 Art                        Museum of Art
                 1000 Fifth Avenue
                 New York, NY  10028-0198




Position
with U.S.                                         Principal             Type of
Trust                      Name                   Occupation           Business
---------------  -------------------------  ----------------------  ---------------

Director         Paul W. Douglas            Retired Executive       Coal Mining,
                 250 Park Avenue                                    Transportation
                 Room 1900                                          and Security
                 New York, NY  10177                                Services

Director         Frederic C. Hamilton       Chairman of the         Investment and
                 The Hamilton Companies     Board                   Venture Capital
                 1560 Broadway
                 Suite 2000
                 Denver, CO  80202

Director         John H. Stookey
                 Landmark Volunteers
                 749 A Main Street
                 Route 7, Box 455
                 Sheffield, MA 01257

Director         Robert N. Wilson           Vice Chairman of        Health Care
                 Johnson & Johnson          the Board of Johnson    Products
                 One Johnson &              & Johnson
                 Johnson Plaza
                 New Brunswick, NJ 08933

Director         Peter L. Malkin            Chairman of Wein,       Law Firm
                 Wein, Malkin & Bettex      Malkin & Bettex
                 Lincoln Building
                 60 East 42nd Street
                 New York, NY  10165

Director         Richard F. Tucker          Retired-Mobil           Petroleum and
                 11 Over Rock Lane          Oil Corporation         Chemicals
                 Westport, CT 06880

Director         Carroll L. Wainright,      Consulting Partner      Law Firm
                 Jr.                        of Milbank, Tweed,
                 Milbank, Tweed, Hadley     Hadley & McCloy
                 & McCloy
                 One Chase Manhattan Plaza
                 New York, NY 10005

Director         Ruth A. Wooden             President & CEO         Not for
                 The Advertising                                    Profit Public
                 Council, Inc.                                      Service
                 261 Madison Avenue                                 Advertising
                 11th Floor
                 New York, NY 10016

Trustee/         Frederick B. Taylor        Vice Chairman and       Bank
Director,        United States Trust        Chief Investment Of-
Vice Chair-      Company of New York        ficer of U.S. Trust
man and          114 West 47th Street       Corporation and United
Chief Invest-    New York, NY 10036         States Trust Company
ment Officer                                of New York

Trustee/         Jeffrey S. Maurer          President of U.S.       Bank
Director and     United States Trust        Trust Corporation and
President        Company of New York        United States Trust
                 114 West 47th Street       Company of New York
                 New York, NY  10036


Position
with U.S.                                         Principal             Type of
Trust                      Name                   Occupation           Business
---------------  -------------------------  ----------------------  ---------------
Trustee/         Daniel P. Davison          Chairman, Christie,     Fine Art
Director         Christie, Manson           Manson & Woods          Auctioneer
                 & Woods International,     International, Inc.
                 Inc.
                 502 Park Avenue
                 New York, NY 10021

Trustee/         Orson D. Munn              Chairman and            Investment
Director         Munn, Bernhard &           Director of Munn,       Advisory
                 Associates, Inc.           Bernhard & Asso-        Firm
                 6 East 43rd Street         ciates, Inc.
                 28th Floor
                 New York, NY 10017

Trustee/         Philip L. Smith            Corporate Director and
Director         P.O. Box 386               Trustee
                 Ponte Verde Beach, FL 32004


Item 29.  Principal Underwriter
          ---------------------

          (a) Edgewood Services, Inc. (the "Distributor") currently serves as distributor for Registrant. The Distributor acts as principal underwriter for the following open-end investment companies: Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, Excelsior Funds, FTI Funds, Marketvest Funds, Marketvest Funds, Inc., and Old Westbury Funds, Inc.



(b)       Names and Principal     Positions and Offices with  Offices with
          Business Addresses           the Distributor         Registrant
       -------------------------  --------------------------  ------------

   Lawrence Caracciolo            Director and President,               --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Arthur L. Cherry               Director,                             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   J. Christopher Donahue         Director,                             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Ronald M. Petnuch              Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Newton Heston, III             Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Thomas P. Schmitt              Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA 15222-3770

   Ernest L. Linane               Assistant Vice President,             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779



   S. Elliott Cohan               Secretary,                  Assistant
   Federated Investors Tower      Edgewood Services, Inc.     Secretary
   Pittsburgh, PA  15222-3779


   Thomas J. Ward                 Assistant Secretary,                  --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Kenneth W. Pegher, Jr.         Treasurer,                            --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

          (c)  Not Applicable.


Item 30.  Location of Accounts and Records
          --------------------------------

          1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).


          2. U.S. Trust Company of Connecticut, 225 High Ridge Road, East Tower, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).


          3. Edgewood Services, Inc., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897 (records relating to its function as distributor).



          4. Chase Global Funds Services Company ("CGFSC"), 73 Tremont Street, Boston, Massachusetts 02108-3913; Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036 (records relating to their functions as co-administrators and, with respect to CGFSC, sub-transfer agent).



          5. Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 31.  Management Services
          -------------------

          Inapplicable.


Item 32.  Undertakings
          ------------

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Excelsior Funds, Inc. has duly caused this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 30th day of May, 1997.

                         EXCELSIOR FUNDS, INC.
                         Registrant

                         * Frederick S. Wonham
                         ---------------------
                         Frederick S. Wonham, President
                         (Signature and Title)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Signature                         Title               Date
-----------------------  -----------------------  ------------

* Frederick S. Wonham
-----------------------
Frederick S. Wonham         Chairman of the Board,   May 30, 1997
                            President and Treasurer

* Joseph H. Dugan
-----------------------
Joseph H. Dugan             Director                 May 30, 1997


* Donald L. Campbell
--------------------
Donald L. Campbell          Director                 May 30, 1997


* Wolfe J. Frankl
-----------------
Wolfe J. Frankl             Director                 May 30, 1997


* Robert A. Robinson
--------------------
Robert A. Robinson          Director                 May 30, 1997


* Alfred Tannachion         Director                 May 30, 1997
-------------------
Alfred Tannachion


* W. Wallace McDowell, Jr.  Director                 May 30, 1997
-------------------------
W. Wallace McDowell, Jr.


* Jonathan Piel                Director              May 30, 1997
---------------
Jonathan Piel


* Rodman L. Drake              Director              May 30, 1997
-----------------
Rodman L. Drake


*By: /s/ W. Bruce McConnel, III
    -------------------------------------
    W. Bruce McConnel, III, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's, and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Alfred C. Tannachion
                                        -------------------------
                                        Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Donald L. Campbell
                                        -----------------------
                                        Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Joseph H. Dugan
                                        --------------------
                                        Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Robert A. Robinson
                                        -----------------------
                                        Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Wolfe J. Frankl
                                        --------------------
                                        Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Frederick S. Wonham
                                        ------------------------
                                        Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Fund's, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Rodman L. Drake
                                        ---------------------
                                        Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc,'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ W. Wallace McDowell
                                        ------------------------
                                        W. Wallace McDowell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 17, 1997                      /s/ Jonathan Piel
                                        -------------------
                                        Jonathan Piel

                                 EXHIBIT INDEX
                                 -------------

Exhibit
-------
No.                          Description of Exhibit
---                          -----------------------

(11) (a)   Consent of Drinker Biddle & Reath LLP.

     (b)   Consent of Ernst & Young LLP.